                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                 811-7734

Exact name of registrant as specified in charter:   Hallmark Equity Series Trust

Address of principal executive offices:             1250 Broadway
                                                    New York, NY 10001-3701

Name and address of agent for service:              Amy W. Bizar
                                                    1250 Broadway
                                                    New York, NY 10001-3701

Registrant's telephone number, including area code: 212-401-5500

Date of fiscal year end:                            March 31

Date of reporting period:                           March 31, 2005

ITEM 1.    SEMI-ANNUAL REPORTS TO SHAREHOLDERS

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE


ANNUAL REPORT


HALLMARK EQUITY SERIES TRUST

  HALLMARK CAPITAL APPRECIATION FUND

  HALLMARK INFORMED INVESTORS GROWTH FUND

  HALLMARK INTERNATIONAL EQUITY FUND

  HALLMARK INTERNATIONAL SMALL-CAP FUND

  HALLMARK LARGE-CAP GROWTH FUND

  HALLMARK MID-CAP GROWTH FUND

  HALLMARK SMALL-CAP GROWTH FUND-

  HALLMARK STRATEGIC GROWTH FUND


MARCH 31, 2005

[CHART]

                   HALLMARK CAPITAL APPRECIATION FUND-CLASS R

                      CAPITAL APPRECIATION
                            CLASS R RETURN   S&P 500 RETURN
 3/31/95                          $ 10,000         $ 10,000
 4/30/95                          $ 10,531         $ 10,280
 5/31/95                          $ 10,828         $ 10,653
 6/30/95                          $ 11,719         $ 10,880
 7/31/95                          $ 12,367         $ 11,225
 8/31/95                          $ 12,322         $ 11,222
 9/30/95                          $ 12,655         $ 11,672
10/31/95                          $ 12,160         $ 11,614
11/30/95                          $ 12,450         $ 12,090
12/31/95                          $ 12,554         $ 12,301
 1/31/96                          $ 12,488         $ 12,702
 2/29/96                          $ 12,649         $ 12,790
 3/31/96                          $ 12,705         $ 12,892
 4/30/96                          $ 13,489         $ 13,065
 5/31/96                          $ 14,085         $ 13,363
 6/30/96                          $ 14,018         $ 13,394
 7/31/96                          $ 12,951         $ 12,781
 8/31/96                          $ 13,433         $ 13,021
 9/30/96                          $ 13,858         $ 13,727
10/31/96                          $ 13,565         $ 14,085
11/30/96                          $ 13,943         $ 15,119
12/31/96                          $ 13,637         $ 14,794
 1/31/97                          $ 14,604         $ 15,701
 2/28/97                          $ 13,896         $ 15,794
 3/31/97                          $ 13,302         $ 15,121
 4/30/97                          $ 13,829         $ 16,004
 5/31/97                          $ 14,806         $ 16,942
 6/30/97                          $ 15,371         $ 17,678
 7/31/97                          $ 16,730         $ 19,059
 8/31/97                          $ 16,146         $ 17,964
 9/30/97                          $ 16,893         $ 18,919
10/31/97                          $ 16,472         $ 18,266
11/30/97                          $ 16,395         $ 19,081
12/31/97                          $ 17,112         $ 19,381
 1/31/98                          $ 16,971         $ 19,578
 2/28/98                          $ 17,852         $ 20,957
 3/31/98                          $ 18,709         $ 22,004
 4/30/98                          $ 18,768         $ 22,203
 5/31/98                          $ 17,722         $ 21,785
 6/30/98                          $ 18,909         $ 22,645
 7/31/98                          $ 19,437         $ 22,382
 8/31/98                          $ 16,160         $ 19,118
 9/30/98                          $ 17,875         $ 20,311
10/31/98                          $ 18,956         $ 21,942
11/30/98                          $ 20,318         $ 23,240
12/31/98                          $ 23,378         $ 24,550
 1/31/99                          $ 25,373         $ 25,557
 2/28/99                          $ 24,201         $ 24,731
 3/31/99                          $ 27,119         $ 25,691
 4/30/99                          $ 27,830         $ 26,666
 5/31/99                          $ 25,922         $ 26,000
 6/30/99                          $ 28,017         $ 27,415
 7/31/99                          $ 26,782         $ 26,537
 8/31/99                          $ 26,895         $ 26,371
 9/30/99                          $ 27,331         $ 25,618
10/31/99                          $ 29,837         $ 27,220
11/30/99                          $ 31,795         $ 27,739
12/31/99                          $ 36,955         $ 29,343
 1/31/00                          $ 35,187         $ 27,850
 2/29/00                          $ 36,745         $ 27,290
 3/31/00                          $ 39,621         $ 29,929
 4/30/00                          $ 36,176         $ 29,007
 5/31/00                          $ 32,191         $ 28,372
 6/30/00                          $ 35,966         $ 29,051
 7/31/00                          $ 36,056         $ 28,576
 8/31/00                          $ 39,906         $ 30,311
 9/30/00                          $ 36,895         $ 28,689
10/31/00                          $ 34,154         $ 28,547
11/30/00                          $ 27,727         $ 26,262
12/31/00                          $ 28,026         $ 26,368
 1/31/01                          $ 30,104         $ 27,281
 2/28/01                          $ 23,800         $ 24,764
 3/31/01                          $ 20,430         $ 23,174
 4/30/01                          $ 22,631         $ 24,954
 5/31/01                          $ 22,100         $ 25,081
 6/30/01                          $ 21,599         $ 24,454
 7/31/01                          $ 20,099         $ 24,190
 8/31/01                          $ 17,758         $ 22,639
 9/30/01                          $ 14,882         $ 20,789
10/31/01                          $ 15,882         $ 21,166
11/30/01                          $ 18,187         $ 22,757
12/31/01                          $ 18,200         $ 22,929
 1/31/02                          $ 17,960         $ 22,572
 2/28/02                          $ 16,796         $ 22,103
 3/31/02                          $ 18,034         $ 22,915
 4/30/02                          $ 16,556         $ 21,508
 5/31/02                          $ 15,576         $ 21,313
 6/30/02                          $ 13,987         $ 19,768
 7/31/02                          $ 12,860         $ 18,207
 8/31/02                          $ 12,694         $ 18,295
 9/30/02                          $ 11,807         $ 16,282
10/31/02                          $ 12,343         $ 17,690
11/30/02                          $ 13,119         $ 18,700
12/31/02                          $ 12,158         $ 17,571
 1/31/03                          $ 12,177         $ 17,090
 2/28/03                          $ 12,214         $ 16,799
 3/31/03                          $ 12,121         $ 16,940
 4/30/03                          $ 13,174         $ 18,312
 5/31/03                          $ 13,950         $ 19,244
 6/30/03                          $ 14,246         $ 19,462
 7/31/03                          $ 14,560         $ 19,778
 8/31/03                          $ 14,856         $ 20,132
 9/30/03                          $ 14,523         $ 19,891
10/31/03                          $ 15,466         $ 20,984
11/30/03                          $ 15,595         $ 21,134
12/31/03                          $ 16,075         $ 22,207
 1/31/04                          $ 16,186         $ 22,591
 2/29/04                          $ 16,094         $ 22,866
 3/31/04                          $ 16,001         $ 22,492
 4/30/04                          $ 15,743         $ 22,115
 5/31/04                          $ 15,965         $ 22,382
 6/30/04                          $ 16,131         $ 22,784
 7/31/04                          $ 14,911         $ 22,003
 8/31/04                          $ 14,745         $ 22,053
 9/30/04                          $ 14,985         $ 22,260
10/31/04                          $ 14,948         $ 22,572
11/30/04                          $ 15,299         $ 23,443
12/31/04                          $ 15,558         $ 24,204
 1/31/05                          $ 14,874         $ 23,592
 2/28/05                          $ 14,763         $ 24,038
 3/31/05                          $ 14,597         $ 23,578

Capital Appreciation Class R Return--45.97%
S&P 500 Return--135.78%

Dear shareholders,

It appears that the United States' economy and equity markets are at a crossroads. The recovery phase is behind us and the question is whether growth will continue or it will falter and renter a recession. It is our belief that although risks remain, the US economy possesses enough fuel for continued economic growth. GDP is strong and inflation remains largely in check. Corporate liquidity is at record highs and tax rates are at record lows. The stock markets remain focused on the high price of oil, a large trade deficit and a falling dollar. In the meantime corporate profits continue to grow. We note that the companies that make up the S&P 500 are projected to earn $70/share(1) collectively in 2005, which is 22% above the 1999 earnings peak of $57/share. The current value of the S&P 500 is more than 20% below its 1999 high.

Certainly investor psychology is not as strong as it was in 1999 despite today's lower interest rates, lower tax rates and healthier company balance sheets. The performance of domestic equities, when examined for any time period of 10 years or longer, is better than that of any other asset class. The past five years have seen domestic stocks dramatically underperform other asset classes. Is it different this time or are we due for a strong bull market in order to return to the historical averages? Keep in mind that just five years ago we heard many arguments that said the stock market's average growth rates were too low. Today many say the historical averages are too high. We believe the historical averages are just right.

                                                                FIVE YEARS    10 YEARS     INCEPTION    INCEPTION
                                                    ONE YEAR    ANNUALIZED   ANNUALIZED    ANNUALIZED      DATE
                                                    --------    ----------   ----------    ----------   ----------
AS OF MARCH 31, 2005:
Capital Appreciation Class R                           (8.78)%      (18.05)%       3.85%         4.74%    10/28/94
S&P 500                                                  4.76%       (4.66)%       9.49%         9.32%

The Capital Appreciation Fund outperformed the S&P 500 from 1999 to the first quarter of 2000. Since that time, the Fund has underperformed the average as large-caps have returned at least compared to value, small-caps and mid-caps. These trends usually last four to five years and then reverse. Our view is that the Fed will move to a moderate stance, with low inflation and slower economic growth. Corporate cash flows are at all time highs and earnings continue to rise -- a perfect environment for large-caps to outperform.

Thank you for your continued support and patience. We look forward to a healthy and profitable rest of 2005.

DAVID P. COMO,
PORTFOLIO MANAGER,
TRAINER WORTHAM & COMPANY, INC.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark Capital Appreciation Fund on 3/31/1995 to a $10,000 investment made in the S & P 500 Index on that date. All dividends and capital gains are reinvested. The Standard & Poor's 500 Index(R) (S&P 500) is an unmanaged index generally representative of the U.S. stock market.

----------
(1) Bloomberg 2005 Consensus S&P 500 Earnings

                                   (UNAUDITED)

             HALLMARK EQUITY SERIES TRUST--CAPITAL APPRECIATION FUND
                     SCHEDULE OF INVESTMENTS--MARCH 31, 2005

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
             COMMON STOCKS--86.9%
             CONSUMER DISCRETIONARY--15.2%
    25,000    Sirius Satellite Radio, Inc.*                                  $    140,500
    13,500    Time Warner, Inc.*                                                  236,925
     7,000    Viacom, Inc. - Class B                                              243,810
     4,000    XM Satellite Radio, Inc. - Class A*                                 126,000
                                                                             ------------
                                                                                  747,235
                                                                             ------------
             ENERGY--9.2%
     5,000    BJ Services Co.                                                     259,400
     4,000    Devon Energy Corp.                                                  191,000
                                                                             ------------
                                                                                  450,400
                                                                             ------------
             FINANCIAL SERVICES--8.3%
     6,500    Allied Capital Corp.*                                               169,650
     4,000    Wells Fargo & Co.                                                   239,200
                                                                             ------------
                                                                                  408,850
                                                                             ------------
             HEALTHCARE--17.3%
     2,500    Amgen, Inc.*                                                        145,525
     4,000    Johnson & Johnson, Inc.                                             268,640
     5,000    Techne Corp.*                                                       200,900
     3,000    Zimmer Holdings, Inc.*                                              233,430
                                                                             ------------
                                                                                  848,495
                                                                             ------------
             INDUSTRIALS--16.5%
     6,450    General Electric Co.                                                232,587
     6,000    Headwaters, Inc.*                                                   196,920
     6,000    Tyco International Ltd.                                             202,800
     1,750    United Technologies Corp.                                           177,905
                                                                             ------------
                                                                                  810,212
                                                                             ------------
             INFORMATION TECHNOLOGY--20.4%
     2,500    Electronic Arts, Inc.*                                              129,450
     3,000    Lexmark International, Inc.*                                        239,910
     3,925    Linear Technology Corp.                                             150,367
    50,000    Lucent Technologies, Inc.*                                          137,500
     4,810    QUALCOMM, Inc.                                                      176,286
     6,000    Verisign, Inc.*                                                     172,200
                                                                             ------------
                                                                                1,005,713
                                                                             ------------

             TOTAL INVESTMENTS (COST $4,111,646)                      86.9%     4,270,905
             OTHER ASSETS, LESS LIABILITIES                           13.1        644,953
                                                                     -----   ------------
             NET ASSETS                                              100.0%  $  4,915,858
                                                                     =====   ============

----------
Values of investments are shown as a percentage of net assets.

*  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK EQUITY SERIES TRUST--CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005

ASSETS:
   Investments in securities, at value
     (cost $4,111,646)                                           $    4,270,905
   Cash                                                                 638,301
   Dividends receivable                                                   6,914
                                                                 --------------
     Total Assets                                                     4,916,120
                                                                 --------------

LIABILITIES:
   Payable for fund shares redeemed                                         262
                                                                 --------------
     Total Liabilities                                                      262
                                                                 --------------
NET ASSETS (Note 1)                                              $    4,915,858
                                                                 ==============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)            $          796
   Paid in capital                                                   11,555,389
   Undistributed net investment income                                    3,071
   Accumulated net realized loss on investments                      (6,802,657)
   Net unrealized appreciation on investments                           159,259
                                                                 --------------
NET ASSETS                                                       $    4,915,858
                                                                 ==============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($3,630,777/459,391 shares)                           $         7.90
                                                                 ==============
   Class I ($1,285,081/336,836 shares)                           $         3.82
                                                                 ==============

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005 AND THE YEAR ENDED MAY 31, 2004

                                                                     PERIOD            YEAR
                                                                     ENDED             ENDED
                                                                    MARCH 31,         MAY 31,
                                                                      2005*            2004
                                                                 --------------   --------------
INVESTMENT INCOME:
Dividends                                                        $       62,376   $       41,212
Interest                                                                     --              851
                                                                 --------------   --------------
     Total Investment Income                                             62,376           42,063
                                                                 --------------   --------------
EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                             41,248           56,027
     Class I                                                              9,386           10,684
   Distribution (12b-1) fees - Class R                                    8,594           11,672
   Interest expense                                                          --              368
   Trustee fees                                                              77               57
                                                                 --------------   --------------
     Total Expenses                                                      59,305           78,808
                                                                 --------------   --------------
     Net Investment Income (Loss)                                         3,071          (36,745)
                                                                 --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain on investments                                     168,682          471,752
   Net change in unrealized appreciation
     on investments                                                    (650,902)         344,470
                                                                 --------------   --------------
   Net realized and unrealized gain (loss) on
     investments                                                       (482,220)         816,222
                                                                 --------------   --------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                                   $     (479,149)  $      779,477
                                                                 ==============   ==============

----------
* For the period from June 1, 2004 to March 31, 2005 (Note 1).

                       STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD ENDED MARCH 31, 2005 AND FOR THE YEARS ENDED MAY 31, 2004
                                AND MAY 31, 2003

                                                                  PERIOD ENDED          YEARS ENDED MAY 31,
                                                                    MARCH 31,     -------------------------------
                                                                      2005*            2004             2003
                                                                 --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                   $        3,071   $      (36,745)  $      (20,671)
  Net realized gain (loss) on investments                               168,682          471,752       (1,434,185)
  Net change in unrealized appreciation (depreciation) on
    investments                                                        (650,902)         344,470          713,640
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets resulting from
    operations                                                         (479,149)         779,477         (741,216)
                                                                 --------------   --------------   --------------

CAPITAL SHARES TRANSACTIONS (Note 5):
  Proceeds from sale of shares                                          231,557          177,718          332,510
  Cost of shares redeemed                                              (788,092)        (394,151)        (767,473)
                                                                 --------------   --------------   --------------
  Net decrease in net assets resulting from capital share
    transactions                                                       (556,535)        (216,433)        (434,963)
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets                              (1,035,684)         563,044       (1,176,179)

NET ASSETS:
  Beginning of period                                                 5,951,542        5,388,498        6,564,677
                                                                 --------------   --------------   --------------
  End of period (including undistributed net investment income
    of $3,071, $0 and $0, respectively)                          $    4,915,858   $    5,951,542   $    5,388,498
                                                                 ==============   ==============   ==============

----------
* For the period from June 1, 2004 to March 31, 2005 (Note 1).

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                 HALLMARK INFORMED INVESTORS GROWTH FUND-CLASS R

              INFORMED INVESTORS
                  CLASS R RETURN       S&P 500 RETURN
 3/31/95               $  10,000            $  10,000
 4/30/95               $  11,001            $  10,280
 5/31/95               $  11,216            $  10,653
 6/30/95               $  13,340            $  10,880
 7/31/95               $  15,051            $  11,225
 8/31/95               $  14,771            $  11,222
 9/30/95               $  14,846            $  11,672
10/31/95               $  14,359            $  11,614
11/30/95               $  13,509            $  12,090
12/31/95               $  12,141            $  12,301
 1/31/96               $  12,364            $  12,702
 2/29/96               $  12,861            $  12,790
 3/31/96               $  12,293            $  12,892
 4/30/96               $  13,773            $  13,065
 5/31/96               $  14,553            $  13,363
 6/30/96               $  13,287            $  13,394
 7/31/96               $  11,553            $  12,781
 8/31/96               $  11,553            $  13,021
 9/30/96               $  12,040            $  13,727
10/31/96               $  11,837            $  14,085
11/30/96               $  12,253            $  15,119
12/31/96               $  12,295            $  14,794
 1/31/97               $  13,194            $  15,701
 2/28/97               $  12,396            $  15,794
 3/31/97               $  11,362            $  15,121
 4/30/97               $  12,126            $  16,004
 5/31/97               $  12,902            $  16,942
 6/30/97               $  13,452            $  17,678
 7/31/97               $  15,295            $  19,059
 8/31/97               $  14,835            $  17,964
 9/30/97               $  16,318            $  18,919
10/31/97               $  15,869            $  18,266
11/30/97               $  14,621            $  19,081
12/31/97               $  14,627            $  19,381
 1/31/98               $  14,467            $  19,578
 2/28/98               $  15,208            $  20,957
 3/31/98               $  15,572            $  22,004
 4/30/98               $  15,775            $  22,203
 5/31/98               $  15,208            $  21,785
 6/30/98               $  17,156            $  22,645
 7/31/98               $  17,069            $  22,382
 8/31/98               $  14,190            $  19,118
 9/30/98               $  16,240            $  20,311
10/31/98               $  15,179            $  21,942
11/30/98               $  16,081            $  23,240
12/31/98               $  18,572            $  24,550
 1/31/99               $  22,818            $  25,557
 2/28/99               $  19,918            $  24,731
 3/31/99               $  22,940            $  25,691
 4/30/99               $  24,111            $  26,666
 5/31/99               $  21,630            $  26,000
 6/30/99               $  23,988            $  27,415
 7/31/99               $  22,626            $  26,537
 8/31/99               $  24,355            $  26,371
 9/30/99               $  24,041            $  25,618
10/31/99               $  25,718            $  27,220
11/30/99               $  32,322            $  27,739
12/31/99               $  42,689            $  29,343
 1/31/00               $  42,601            $  27,850
 2/29/00               $  60,363            $  27,290
 3/31/00               $  50,977            $  29,929
 4/30/00               $  42,909            $  29,007
 5/31/00               $  36,139            $  28,372
 6/30/00               $  39,634            $  29,051
 7/31/00               $  37,260            $  28,576
 8/31/00               $  44,690            $  30,311
 9/30/00               $  42,162            $  28,689
10/31/00               $  35,897            $  28,547
11/30/00               $  35,259            $  26,262
12/31/00               $  36,864            $  26,368
 1/31/01               $  30,379            $  27,281
 2/28/01               $  24,136            $  24,764
 3/31/01               $  22,861            $  23,174
 4/30/01               $  23,257            $  24,954
 5/31/01               $  23,702            $  25,081
 6/30/01               $  23,886            $  24,454
 7/31/01               $  24,116            $  24,190
 8/31/01               $  22,070            $  22,639
 9/30/01               $  19,932            $  20,789
10/31/01               $  21,036            $  21,166
11/30/01               $  22,645            $  22,757
12/31/01               $  22,553            $  22,929
 1/31/02               $  22,323            $  22,572
 2/28/02               $  21,863            $  22,103
 3/31/02               $  22,116            $  22,915
 4/30/02               $  21,955            $  21,508
 5/31/02               $  21,403            $  21,313
 6/30/02               $  20,806            $  19,768
 7/31/02               $  19,610            $  18,207
 8/31/02               $  19,518            $  18,295
 9/30/02               $  19,127            $  16,282
10/31/02               $  18,622            $  17,690
11/30/02               $  18,530            $  18,700
12/31/02               $  17,265            $  17,571
 1/31/03               $  17,380            $  17,090
 2/28/03               $  17,104            $  16,799
 3/31/03               $  17,035            $  16,940
 4/30/03               $  18,047            $  18,312
 5/31/03               $  19,541            $  19,244
 6/30/03               $  19,771            $  19,462
 7/31/03               $  20,645            $  19,778
 8/31/03               $  21,495            $  20,132
 9/30/03               $  21,036            $  19,891
10/31/03               $  22,530            $  20,984
11/30/03               $  23,243            $  21,134
12/31/03               $  24,277            $  22,207
 1/31/04               $  25,128            $  22,591
 2/29/04               $  25,657            $  22,866
 3/31/04               $  25,243            $  22,492
 4/30/04               $  24,461            $  22,115
 5/31/04               $  24,576            $  22,382
 6/30/04               $  25,128            $  22,784
 7/31/04               $  23,909            $  22,003
 8/31/04               $  23,932            $  22,053
 9/30/04               $  24,254            $  22,260
10/31/04               $  24,300            $  22,572
11/30/04               $  25,863            $  23,443
12/31/04               $  26,783            $  24,204
 1/31/05               $  26,162            $  23,592
 2/28/05               $  27,082            $  24,038
 3/31/05               $  26,415            $  23,578

Informed Investors Class R Return--164.15%
S&P 500 Return--135.78%

Dear Shareholders:

About a year ago, we wrote to you about the unique market conditions we were experiencing caused by questions about the economy and the war in Iraq. Now, a year later, we are once again in uncharted territory.

The second half of 2004 was largely uneventful until November. The markets experienced extreme low volatility, very similar to 1994, trading up and down in a narrow trading range. Around the time of the election, as many predicted, the markets shot almost straight up. But then, the much anticipated "January effect" never came to be, with markets DECLINING over 2.5%.

We have no crystal ball about general market direction, as the economic picture has grown even more muddled. Energy and commodity prices staked huge rallies over the last several months only to cool off in May. Uncertainty remains as to when the Fed will stop raising interest rates. Concern is mounting that the housing market will be the next bubble. The carmakers are struggling as the debt of General Motors, one of the mainstays of the U.S. economy, was downgraded to junk status amidst poor performance and mounting pension pressures. It is in these uncertain times that we find ourselves now. These times often bring opportunity for disciplined managers who carry less portfolio risk than the broader market.

                                                                FIVE YEARS    10 YEARS     INCEPTION    INCEPTION
                                                    ONE YEAR    ANNUALIZED   ANNUALIZED    ANNUALIZED      DATE
                                                    --------    ----------   ----------    ----------   ----------
AS OF MARCH 31, 2005:
Informed Investors Class R                              4.64%       (12.31)%      10.19%        10.64%    12/28/94
S&P 500                                                 4.76%        (4.66)%       9.49%         9.60%

We have very much enjoyed working with you and the team at Reserve and Hallmark and appreciate the responsibility you have placed with us. We wish the new managers all the best.

Thank you for your confidence.

Very Truly Yours,

CARR BETTIS
MANAGER (PRESIDENT AND CEO)
PINNACLE INVESTMENT ADVISORS, LLC

  EFFECTIVE AT THE CLOSE OF BUSINESS ON MARCH 22, 2005, SEGALL BRYANT & HAMILL INVESTMENT COUNSEL, 10 SOUTH WACKER DRIVE, SUITE 2150, CHICAGO IL 60606, BECAME THE SUB-ADVISER FOR HALLMARK INFORMED INVESTORS GROWTH FUND.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark Informed Investors Growth Fund on 3/31/1995 to a $10,000 investment made in the S&P 500 Index on that date. All dividends and capital gains are reinvested. The Standard & Poor's 500(R) Index (S&P 500) is an unmanaged index generally representative of the U.S. stock market

                                   (UNAUDITED)

          HALLMARK EQUITY SERIES TRUST--INFORMED INVESTORS GROWTH FUND
                     SCHEDULE OF INVESTMENTS--MARCH 31, 2005

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS--95.4%
              CONSUMER DISCRETIONARY--14.9%
     3,000    Cendant Corp.                                                  $     61,620
     1,300    Cintas Corp.                                                         53,703
     1,400    Electronic Arts, Inc.*                                               72,492
     3,625    Family Dollar Stores, Inc.                                          110,055
     1,000    Gannett Co.                                                          79,080
     2,800    Lamar Advertising Co.*                                              112,812
     2,475    Liberty Media Intl., Inc.*                                          108,256
     1,750    Lowe's Cos., Inc.                                                    99,908
       800    Marriott International                                               53,488
     1,100    O'Reilly Automotive, Inc.*                                           54,483
     3,975    Univision Communications*                                           110,068
                                                                             ------------
                                                                                  915,965
                                                                             ------------
              CONSUMER STAPLES--1.8%
     4,050    Performance Food Group Co.*                                         112,104
                                                                             ------------
              ENERGY--9.0%
     1,650    Apache Corp.                                                        101,029
     1,900    Ashland, Inc.                                                       128,193
     2,000    Devon Energy Corp.                                                   95,500
     4,500    Enterprise Products Partners                                        115,650
     1,900    Nabors Industries, Ltd.*                                            112,347
                                                                             ------------
                                                                                  552,719
                                                                             ------------
              FINANCIAL SERVICES--14.8%
     2,000    Bank of America Corp.                                                88,200
     1,000    Bear Stearns Companies, Inc.                                         99,900
       775    City National Corp.                                                  54,110
     1,025    Comerica, Inc.                                                       56,457
     1,700    MBIA, Inc.                                                           88,876
     2,900    Metlife, Inc.                                                       113,390
     2,500    National City Corp.                                                  83,750
     1,675    North Fork Bancorp., Inc.                                            46,465
     1,325    Northern Trust Corp.                                                 57,558
     3,500    Ohio Casualty Corp.*                                                 80,430
     2,800    PrivateBancorp, Inc.                                                 87,948
     2,050    Synovus Financial Corp.                                              57,113
                                                                             ------------
                                                                                  914,197
                                                                             ------------
              HEALTH CARE--14.7%
     2,700    Abbott Laboratories                                                 125,874
     1,600    Aetna, Inc.                                                         119,920
     1,400    Biomet, Inc.                                                         50,820
     1,150    Charles River Laboratories*                                          54,096
     1,875    Fisher Scientific Intl.*                                            106,725
     1,425    Hospira, Inc.*                                                       45,985
     1,200    Invitrogen Corp.*                                                    83,040
     2,900    Renal Care Group, Inc.                                              110,026

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
       900    Respironics, Inc.*                                             $     52,443
     4,375    Thermo Electron Corp.*                                              110,644
     1,300    Varian Medical Systems*                                              44,564
                                                                             ------------
                                                                                  904,137
                                                                             ------------
              INDUSTRIALS--6.0%
     1,600    Boeing Co.                                                           93,536
     1,050    Jacobs Engineering Group*                                            54,516
     1,850    Littelfuse, Inc.*                                                    53,002
     1,125    Mettler-Toledo International*                                        53,438
       675    Oshkosh Truck Corp.                                                  55,343
     1,725    Republic Services, Inc.                                              57,753
                                                                             ------------
                                                                                  367,588
                                                                             ------------
              INFORMATION TECHNOLOGY--24.0%
     4,500    Altera Corp.*                                                        89,010
     3,000    Analog Devices, Inc.                                                108,420
     9,325    Andrew Corp.*                                                       109,196
     2,125    Avocent Corp.*                                                       54,527
     1,425    Choicepoint, Inc.*                                                   57,157
     1,275    Cognos, Inc.*                                                        53,231
     2,000    Dell, Inc.*                                                          76,840
     2,000    Diebold, Inc.                                                       109,700
     2,000    First Data Corp.                                                     78,620
     1,550    Global Imaging Systems*                                              54,963
     2,325    Intel Corp.                                                          54,010
     1,200    Intuit, Inc.*                                                        52,524
     5,000    Investment Technology Group, Inc.*                                   87,500
     3,200    Novellus Systems, Inc.*                                              85,536
     2,300    QLogic Corp.*                                                        93,150
     3,000    QUALCOMM, Inc.                                                      109,950
     3,500    Scientific-Atlanta, Inc.                                             98,770
     7,375    Symbol Technologies, Inc.                                           106,864
                                                                             ------------
                                                                                1,479,968
                                                                             ------------
              MATERIALS--3.6%
       850    Air Products & Chemicals                                             53,796
     3,600    Allegheny Technologies, Inc.                                         86,796
     1,600    Du Pont ( E.I. ) de Nemours                                          81,984
                                                                             ------------
                                                                                  222,576
                                                                             ------------
              TELECOMMUNICATION--3.9%
     4,000    American Financial Group, Inc.                                      123,200
     6,000    OMI Corp.                                                           114,900
                                                                             ------------
                                                                                  238,100
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES--2.7%
    20,000    Dynegy, Inc. - Class A*                                        $     78,200
     1,900    Exelon Corp.                                                         87,191
                                                                             ------------
                                                                                  165,391
                                                                             ------------

              TOTAL INVESTMENTS (COST $5,644,419)                     95.4%     5,872,745
              OTHER ASSETS, LESS LIABILITIES                           4.6        281,958
                                                                     -----   ------------
              NET ASSETS                                             100.0%  $  6,154,703
                                                                     =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

          HALLMARK EQUITY SERIES TRUST--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005

ASSETS:
   Investments in securities, at value
     (cost $5,644,419)                                           $    5,872,745
   Cash                                                                 734,700
   Receivable for securities sold                                     1,426,632
   Dividends receivable                                                   5,405
                                                                 --------------
     Total Assets                                                     8,039,482
                                                                 --------------

LIABILITIES:
   Payable for securities purchased                                   1,758,981
   Payable for fund shares redeemed                                     125,798
                                                                 --------------
     Total Liabilities                                                1,884,779
                                                                 --------------
NET ASSETS (Note 1)                                              $    6,154,703
                                                                 ==============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)            $          555
   Paid in capital                                                   13,552,127
   Undistributed net investment income                                   18,842
   Accumulated net realized loss on investments                      (7,645,147)
   Net unrealized appreciation on investments                           228,326
                                                                 --------------
NET ASSETS                                                       $    6,154,703
                                                                 ==============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($4,747,701/413,280 shares)                           $        11.49
                                                                 ==============
   Class I ($1,407,002/141,339 shares)                           $         9.95
                                                                 ==============

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005 AND THE YEAR ENDED MAY 31, 2004

                                                                     PERIOD            YEAR
                                                                      ENDED           ENDED
                                                                    MARCH 31,         MAY 31,
                                                                      2005*            2004
                                                                 --------------   --------------
INVESTMENT INCOME:
   Dividends**                                                   $       92,784   $       75,418
   Interest                                                                  --            1,905
                                                                 --------------   --------------
     Total Investment Income                                             92,784           77,323
                                                                 --------------   --------------
EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                             53,052           62,604
     Class I                                                             10,502            9,687
   Distribution (12b-1) fees - Class R                                   10,202           12,039
   Interest expense                                                         102              204
   Trustee fees                                                              84               54
                                                                 --------------   --------------
     Total Expenses                                                      73,942           84,588
                                                                 --------------   --------------
     Net Investment Income (Loss)                                        18,842           (7,265)
                                                                 --------------   --------------
REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS (Note 1):
   Net realized gain on investments                                     216,035        1,760,318
   Net change in unrealized appreciation on
     investments                                                        186,330         (484,836)
                                                                 --------------   --------------
   Net realized and unrealized gain on
     investments                                                        402,365        1,275,482
                                                                 --------------   --------------
   Net Increase in Net Assets Resulting from
     Operations                                                  $      421,207   $    1,268,217
                                                                 ==============   ==============

----------
*  For the period from June 1, 2004 to March 31, 2005 (Note 1).
** Dividends are net of foreign tax withholdings of $58 and $130, respectively.

                       STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD ENDED MARCH 31, 2005 AND FOR THE YEARS ENDED MAY 31, 2004
                                AND MAY 31, 2003

                                                                  PERIOD ENDED          YEARS ENDED MAY 31,
                                                                    MARCH 31,     -------------------------------
                                                                      2005*            2004             2003
                                                                 --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                   $       18,842   $       (7,265)  $      (14,300)
  Net realized gain (loss) on investments                               216,035        1,760,318       (1,135,266)
  Net change in unrealized appreciation (depreciation) on
    investments                                                         186,330         (484,836)         602,068
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets resulting from
    operations                                                          421,207        1,268,217         (547,498)
                                                                 --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS (Note 5):
  Proceeds from sale of shares                                          782,221          481,846          392,805
  Cost of shares redeemed                                            (1,193,915)        (623,085)        (886,575)
                                                                 --------------   --------------   --------------
  Net decrease in net assets resulting from capital share
    transactions                                                       (411,694)        (141,239)        (493,770)
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets                                   9,513        1,126,978       (1,041,268)

NET ASSETS:
  Beginning of period                                                 6,145,190        5,018,212        6,059,480
                                                                 --------------   --------------   --------------
  End of period (including undistributed net investment income
    of $18,842, $0 and $0, respectively)                         $    6,154,703   $    6,145,190   $    5,018,212
                                                                 ==============   ==============   ==============

----------
* For the period from June 1, 2004 to March 31, 2005 (Note 1).

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                   HALLMARK INTERNATIONAL EQUITY FUND-CLASS R

           INTERNATIONAL EQUITY
                 CLASS R RETURN    EAFE RETURN
 7/13/95               $ 10,000       $ 10,000
 7/31/95               $  9,910       $ 10,064
 8/31/95               $  9,840       $  9,667
 9/30/95               $ 10,080       $  9,843
10/31/95               $ 10,110       $  9,565
11/30/95               $ 10,200       $  9,818
12/31/95               $ 10,510       $ 10,201
 1/31/96               $ 10,960       $ 10,230
 2/29/96               $ 11,180       $ 10,251
 3/31/96               $ 11,180       $ 10,455
 4/30/96               $ 11,250       $ 10,746
 5/31/96               $ 11,260       $ 10,534
 6/30/96               $ 11,310       $ 10,580
 7/31/96               $ 10,800       $ 10,257
 8/31/96               $ 11,170       $ 10,265
 9/30/96               $ 11,280       $ 10,524
10/31/96               $ 11,430       $ 10,403
11/30/96               $ 11,940       $ 10,802
12/31/96               $ 12,180       $ 10,649
 1/31/97               $ 12,230       $ 10,263
 2/28/97               $ 12,420       $ 10,417
 3/31/97               $ 12,210       $ 10,441
 4/30/97               $ 11,830       $ 10,483
 5/31/97               $ 12,590       $ 11,151
 6/30/97               $ 13,050       $ 11,751
 7/31/97               $ 13,200       $ 11,928
 8/31/97               $ 11,670       $ 11,023
 9/30/97               $ 12,410       $ 11,627
10/31/97               $ 10,840       $ 10,719
11/30/97               $ 10,860       $ 10,596
12/31/97               $ 11,120       $ 10,675
 1/31/98               $ 10,980       $ 11,149
 2/28/98               $ 12,030       $ 11,850
 3/31/98               $ 12,730       $ 12,201
 4/30/98               $ 12,820       $ 12,282
 5/31/98               $ 13,070       $ 12,208
 6/30/98               $ 13,350       $ 12,286
 7/31/98               $ 13,740       $ 12,396
 8/31/98               $ 12,250       $ 10,846
 9/30/98               $ 11,390       $ 10,498
10/31/98               $ 11,880       $ 11,578
11/30/98               $ 12,680       $ 12,156
12/31/98               $ 13,230       $ 12,621
 1/31/99               $ 13,210       $ 12,569
 2/28/99               $ 12,600       $ 12,254
 3/31/99               $ 12,850       $ 12,751
 4/30/99               $ 13,580       $ 13,252
 5/31/99               $ 12,550       $ 12,555
 6/30/99               $ 13,940       $ 13,029
 7/31/99               $ 14,280       $ 13,401
 8/31/99               $ 14,820       $ 13,435
 9/30/99               $ 15,170       $ 13,555
10/31/99               $ 16,270       $ 14,047
11/30/99               $ 19,420       $ 14,521
12/31/99               $ 22,170       $ 15,809
 1/31/00               $ 20,490       $ 14,791
 2/29/00               $ 24,340       $ 15,174
 3/31/00               $ 22,590       $ 15,748
 4/30/00               $ 20,130       $ 14,904
 5/31/00               $ 20,490       $ 14,526
 6/30/00               $ 21,030       $ 15,078
 7/31/00               $ 21,140       $ 14,431
 8/31/00               $ 21,530       $ 14,542
 9/30/00               $ 21,090       $ 13,819
10/31/00               $ 19,900       $ 13,479
11/30/00               $ 18,200       $ 12,959
12/31/00               $ 18,818       $ 13,405
 1/31/01               $ 18,830       $ 13,395
 2/28/01               $ 16,898       $ 12,380
 3/31/01               $ 14,929       $ 11,524
 4/30/01               $ 15,593       $ 12,301
 5/31/01               $ 15,054       $ 11,832
 6/30/01               $ 14,765       $ 11,331
 7/31/01               $ 14,314       $ 11,120
 8/31/01               $ 13,800       $ 10,819
 9/30/01               $ 12,369       $  9,710
10/31/01               $ 12,244       $  9,956
11/30/01               $ 12,608       $ 10,315
12/31/01               $ 12,702       $ 10,374
 1/31/02               $ 12,134       $  9,819
 2/28/02               $ 12,147       $  9,875
 3/31/02               $ 12,909       $ 10,380
 4/30/02               $ 12,689       $ 10,426
 5/31/02               $ 12,573       $ 10,523
 6/30/02               $ 12,224       $ 10,087
 7/31/02               $ 11,126       $  9,084
 8/31/02               $ 10,867       $  9,041
 9/30/02               $  9,730       $  8,058
10/31/02               $ 10,079       $  8,485
11/30/02               $ 10,544       $  8,860
12/31/02               $  9,588       $  8,557
 1/31/03               $  9,562       $  8,195
 2/28/03               $  9,472       $  7,993
 3/31/03               $  9,136       $  7,802
 4/30/03               $  9,743       $  8,534
 5/31/03               $ 10,609       $  9,016
 6/30/03               $ 10,906       $  9,214
 7/31/03               $ 10,984       $  9,427
 8/31/03               $ 11,203       $  9,630
 9/30/03               $ 11,436       $  9,911
10/31/03               $ 12,431       $ 10,523
11/30/03               $ 12,082       $ 10,741
12/31/03               $ 12,728       $ 11,576
 1/31/04               $ 12,689       $ 11,735
 2/29/04               $ 13,077       $ 11,991
 3/31/04               $ 12,870       $ 12,010
 4/30/04               $ 12,315       $ 11,703
 5/31/04               $ 12,327       $ 11,695
 6/30/04               $ 12,521       $ 11,928
 7/31/04               $ 11,785       $ 11,533
 8/31/04               $ 11,798       $ 11,554
 9/30/04               $ 12,211       $ 11,839
10/31/04               $ 12,405       $ 12,236
11/30/04               $ 13,309       $ 13,048
12/31/04               $ 13,775       $ 13,613
 1/31/05               $ 13,607       $ 13,357
 2/28/05               $ 14,124       $ 13,910
 3/31/05               $ 13,490       $ 13,508

International Equity Class R Return--34.90%
EAFE Return--35.08%

Dear Shareholders:

This has been a year of wide fluctuations for the portfolio. Earlier in the first quarter, foreign markets welcomed a strong growing U.S. economy, since this means more growth for exports to the U.S. While export related stocks have the most to benefit from this activity, stock markets overall rallied, since exports remain the main source of growth for European and Japanese economies.

The focus of world markets changed in early March. Concerns increased about U.S. Fed tightening activity and that these moves could significantly slow the growth of the US economy and its appetite for imports. But we believe that the US Fed has no intent to trigger a recession, given the low level of inflation and the slow growth condition of European and Japanese economies.

Global investors remain focused on economic developments in the U.S. and China, since these remain the primary growth engines for this year. World stock markets have been heavily influenced by the direction of the U.S. market. Conditions for a major bear market are not in place, and the U.S. bull market should resume its upward trend in the coming months. In a similar manner, the Chinese economy will continue to have above average growth even though Chinese monetary policy makers will engineer more interest rate increases.

Europe has been benefiting from an upsurge in exports. There are selected investment opportunities related to exports and to demographic factors, mainly health care, due to the aging population. The other growth factor in Europe comes from the new members of the E.U. economy (i.e., Hungary, Poland, Czech Republic, etc). The Fund has investments benefiting from this new economic growth and expects to add to positions in the future. The dollar has lost part of its throne as the world's major reserve currency. Central banks are increasingly using the euro to bolster their reserves. This is clearly a time to have international investments as part of a total equity investment program.

                                                                 FIVE YEARS    INCEPTION    INCEPTION
                                                      ONE YEAR   ANNUALIZED    ANNUALIZED      DATE
                                                      --------   ----------    ----------   ---------
AS OF MARCH 31, 2005:
International Equity Class R                              4.82%       (9.79)%        3.13%    7/13/95
EAFE                                                     12.88%       (3.12)%        3.09%

The US and Asia remain the growth drivers of the world economy. The more dynamic growth in Europe comes from the new members of the EU. All of Asia including Japan is experiencing strong growth this year because of the dynamic Chinese economy. We expect the environment for growth stocks to become much better when interest rates are no longer rising. At that time, we expect much better performance for the portfolio.

NICHOLAS REITENBACH,
CHIEF INVESTMENT OFFICER-INTERNATIONAL,
PINNACLE ASSOCIATES LTD.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark International Equity Fund on 7/13/1995 (inception date) to a $10,000 investment made in the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE Index) on that date. All dividends and capital gains are reinvested. EAFE Index is an unmanaged stock index designed to measure the investment returns of developed countries outside North America.

                                   (UNAUDITED)

             HALLMARK EQUITY SERIES TRUST--INTERNATIONAL EQUITY FUND
                     SCHEDULE OF INVESTMENTS--MARCH 31, 2005

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS--92.5%
              AUSTRALIA--3.2%
     2,700    Aristocrat Leisure, Ltd.                                       $     21,238
     1,505    Rinker Group, Ltd.                                                   12,559
     1,230    Toll Holdings, Ltd.                                                  13,287
     2,050    UNiTAB, Ltd.                                                         22,018
                                                                             ------------
                                                                                   69,102
                                                                             ------------
              AUSTRIA--3.5%
       800    Erste Bank der oesterreichischen Sparkassen AG                       41,841
       705    Wienerberger AG                                                      32,084
                                                                             ------------
                                                                                   73,925
                                                                             ------------
              BELGIUM--0.9%
       115    Colruyt N.V.                                                         17,858
        26    Dolmen Computer Applications N.V.                                       332
                                                                             ------------
                                                                                   18,190
                                                                             ------------
              CHILE--0.5%
       310    Lan Airlines S.A. ADR                                                11,036
                                                                             ------------
              FINLAND--1.8%
       240    Nokian Renkaat Oyj                                                   38,668
                                                                             ------------
              FRANCE--4.0%
       465    Axalto Holding N.V.*                                                 15,370
       255    BNP Paribas S.A.                                                     18,064
       795    Sanofi-Aventis                                                       33,660
       130    Vinci S.A.                                                           18,738
                                                                             ------------
                                                                                   85,832
                                                                             ------------
              GERMANY--5.7%
       950    Continental AG                                                       73,514
     1,125    Deutsche Telekom AG*                                                 22,457
       240    HeidelbergCement AG                                                  15,097
       160    Schering AG                                                          10,610
                                                                             ------------
                                                                                  121,678
                                                                             ------------
              HONG KONG--6.2%
    20,000    Anhui Expressway Co., Ltd.*                                          11,412
     2,500    Espirit Holdings, Ltd.                                               17,069
     1,750    Global Bio-Chem Technology Group Co. Warrants*                           58
    13,000    Hong Kong & China Gas Group Co., Ltd.                                25,587
     6,500    Lifestyles International Holdings, Ltd.                              10,001
     4,000    Sun Hung Kai Properties, Ltd.                                        36,287
     5,000    Techtronic Industries Co., Ltd.                                      11,027
    36,000    Xinao Gas Holdings, Ltd.*                                            19,387
                                                                             ------------
                                                                                  130,828
                                                                             ------------
              HUNGARY--2.1%
       660    OTP Bank                                                             45,408
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS (CONTINUED)
              INDIA--4.6%
       900    HDFC Bank, Ltd. ADR                                            $     37,827
       905    ICICI Bank, Ltd. ADR                                                 18,752
       545    Infosys Technology, Ltd. ADR                                         40,183
                                                                             ------------
                                                                                   96,762
                                                                             ------------
              IRELAND--5.7%
     1,190    Allied Irish Bank                                              $     24,911
     3,130    Anglo Irish Bank Corp. PLC                                           78,383
     1,460    Kingspan Group PLC                                                   17,259
                                                                             ------------
                                                                                  120,553
                                                                             ------------
              ITALY--1.7%
     3,825    Banca Intesa SpA                                                     17,576
       515    Lottomatica SpA                                                      18,651
                                                                             ------------
                                                                                   36,227
                                                                             ------------
              JAPAN--22.9%
       400    Aeon Credit Service Co., Ltd.                                        27,005
       600    DAITO Trust Construction Co., Ltd.                                   25,177
        12    Dentsu, Inc.                                                         32,786
       300    Hoya Corp.                                                           33,010
       600    Matsumotokiyoshi Co., Ltd.                                           17,792
         2    Mitsubishi Tokyo Financial Group, Inc.                               17,344
     2,000    Mitsui Fudosan Co., Ltd.                                             23,480
     6,000    Mitsui O.S.K. Lines, Ltd.                                            38,549
     3,000    Mitsui Sumitomo Insurance Co., Ltd.                                  27,499
         6    Mizuho Financial Group, Inc.                                         28,366
       600    Murata Manufacturing Co., Ltd.                                       32,171
       200    NIDEC Corp.                                                          24,897
     2,000    Neomax Co., Ltd.                                                     47,184
       800    Nomura Holdings, Inc.*                                               11,190
       300    Sankyo Co., Ltd.                                                     14,519
     3,000    Sumitomo Realty & Development Co., Ltd.                              36,199
       400    TDK Corp.                                                            27,378
       600    Toyota Motor Corp.                                                   22,324
                                                                             ------------
                                                                                  486,870
                                                                             ------------
              MALAYSIA--0.6%
     6,400    Public Bank Berhad                                                   12,632
                                                                             ------------
              MEXICO--1.2%
       480    America Movil S.A. de C.V. ADR                                       24,768
                                                                             ------------
              NETHERLANDS--1.2%
       900    ASML Holding N.V.*                                                   15,093
     4,500    Getronics N.V.*                                                      10,441
                                                                             ------------
                                                                                   25,534
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS (CONTINUED)
              NORWAY--0.8%
     1,290    Tandberg Television ASA*                                       $     16,190
                                                                             ------------
              RUSSIA--1.0%
       600    Mobile Telesystems ADR                                               21,114
                                                                             ------------
              SINGAPORE--0.6%
    13,000    Jurong Technologies Industrial Corp., Ltd.                           12,447
                                                                             ------------
              SOUTH KOREA--1.9%
       465    Kookmin Bank ADR                                                     20,762
        40    Samsung Electronics Co., Ltd.                                        19,744
                                                                             ------------
                                                                                   40,506
                                                                             ------------
              SPAIN--4.0%
     1,500    Banco Espanol de Credito, S.A. (Banesto)*                            23,526
       900    Fadesa Inmobiliaria, S.A.*                                           19,715
       720    Grupo Ferrovial, S.A.                                                40,774
                                                                             ------------
                                                                                   84,015
                                                                             ------------
              SWEDEN--2.2%
       760    Elekta AB*                                                           27,419
     6,780    Telefonaktiebolaget LM Ericsson*                                     19,089
                                                                             ------------
                                                                                   46,508
                                                                             ------------
              SWITZERLAND--5.1%
       200    Nobel Biocare Holding AG                                             42,088
        95    Straumann AG                                                         20,568
       160    Synthes, Inc.                                                        17,788
       200    UBS AG                                                               16,880
       115    Ypsomed Holding AG*                                                  11,920
                                                                             ------------
                                                                                  109,244
                                                                             ------------
              THAILAND--0.6%
     1,800    The Siam Cement Public Co., Ltd.                                     12,153
                                                                             ------------
              UNITED KINGDOM--10.5%
     2,425    Allied Domecq PLC                                                    24,435
     3,300    Cadbury Schweppes PLC                                                33,065
       565    Carnival Corp.                                                       29,273
     1,900    Northgate PLC                                                        32,207
    10,500    O2 PLC*                                                              23,649
     1,290    Reckitt Benckiser PLC                                                40,981
     1,630    Smith & Nephew PLC                                                   15,316
     4,130    Tesco PLC                                                            24,688
                                                                             ------------
                                                                                  223,614
                                                                             ------------

              Total Common Stocks (Cost $1,567,649)                             1,963,804
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              PREFERRED STOCKS--1.3%
              GERMANY--1.3%
        39    Porsche AG (Cost $24,744)                                      $     28,360
                                                                             ------------
              TOTAL INVESTMENTS (COST $1,592,393)                     93.8%     1,992,164
              OTHER ASSETS                                             6.2        130,732
                                                                     -----   ------------
              NET ASSETS                                             100.0%  $  2,122,896
                                                                     =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing security.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK EQUITY SERIES TRUST--INTERNATIONAL EQUITY FUND
                      INDUSTRY COMPOSITION--MARCH 31, 2005

INDUSTRY                                                                PERCENT*
--------                                                                --------
Auto/Truck Manufacturer                                                      3.9%
Automobile Equipment                                                         6.8
Basic Materials                                                              1.4
Biotech & Medical Devices                                                    3.6
Building & Housing                                                           4.1
Commercial Banks                                                            13.0
Computer & Peripheral                                                        0.0**
Consumer Products                                                            1.9
Consumer Staples                                                             1.5
Credit & Finance                                                             1.3
Distribution Companies                                                       1.7
Diversifed Operations                                                        1.6
Drugs & Health Care                                                          5.1
Electronics                                                                  4.3
Entertainment & Leisure                                                      5.0
Financial Services                                                           3.3
Food & Drink                                                                 2.0
Industrial                                                                   3.3
Insurance Companies                                                          1.3
Information Technology Services                                              3.9
Machinery                                                                    1.2
Money Center Banks                                                           4.8
Public Utilities                                                             1.7
Real Estate Development                                                      4.9
Retailing                                                                    1.6
Retail-Drugs                                                                 0.6
Semi-Conductors                                                              2.3
Telecommunications                                                           4.1
Transportation                                                               2.4
Wireless Telephone                                                           1.2
Other Assets                                                                 6.2
                                                                           -----
                                                                           100.0%
                                                                           =====

----------
*  Stated as a percentage of net assets.
** Less than one tenth of a percent.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             HALLMARK EQUITY SERIES TRUST--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005

ASSETS:
   Investments in securities, at value
     (cost $1,592,393)                                           $    1,992,164
   Cash                                                                  57,465
   Receivable for securities sold                                        62,102
   Dividends receivable                                                  11,124
   Receivable for fund shares sold                                           41
                                                                 --------------
NET ASSETS (Note 1)                                              $    2,122,896
                                                                 ==============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)            $          211
   Paid in capital                                                    4,735,786
   Accumulated net investment loss                                      (15,536)
   Accumulated net realized loss on investments
     and foreign currency transactions                               (2,999,314)
   Net unrealized appreciation on investments
     and translation of foreign currency                                401,749
                                                                 --------------
NET ASSETS                                                       $    2,122,896
                                                                 ==============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($1,648,965/157,982 shares)                           $        10.44
                                                                 ==============
   Class I ($473,931/53,436 shares)                              $         8.87
                                                                 ==============

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005 AND THE YEAR ENDED MAY 31, 2004

                                                                     PERIOD            YEAR
                                                                     ENDED            ENDED
                                                                    MARCH 31,         MAY 31,
                                                                      2005*            2004
                                                                 --------------   --------------
INVESTMENT INCOME:
   Dividends**                                                   $       18,882   $       37,356
                                                                 --------------   --------------
     Total Investment Income                                             18,882           37,356
                                                                 --------------   --------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                             20,900           24,130
     Class I                                                              4,710            5,082
   Distribution (12b-1) fees - Class R                                    3,371            3,892
   Interest expense                                                          33            1,667
   Trustee fees                                                              28               19
                                                                 --------------   --------------
     Total Expenses                                                      29,042           34,790
                                                                 --------------   --------------
     Net Investment Income (Loss)                                       (10,160)           2,566
                                                                 --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY (Note 1):
   Net realized gain on investments                                      65,654          337,640
   Net realized loss on foreign currency
     transactions                                                       (36,599)         (88,778)
   Net change in unrealized appreciation
     on investments                                                     168,194           26,493
   Net change in unrealized appreciation
     (depreciation) on translation of
     foreign currency                                                     1,278           (1,622)
                                                                 --------------   --------------
   Net realized and unrealized gain on
     investments and foreign currency                                   198,527          273,733
                                                                 --------------   --------------
   Net Increase in Net Assets Resulting from
     Operations                                                  $      188,367   $      276,299
                                                                 ==============   ==============

----------
*  For the period from June 1, 2004 to March 31, 2005 (Note 1).
** Dividends are net of foreign tax withholdings of $1,937 and $2,855, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD ENDED MARCH 31, 2005 AND FOR THE YEARS ENDED MAY 31, 2004
                                AND MAY 31, 2003

                                                                  PERIOD ENDED          YEARS ENDED MAY 31,
                                                                    MARCH 31,     -------------------------------
                                                                     2005*             2004             2003
                                                                 --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                   $      (10,160)  $        2,566   $       (9,602)
  Net realized gain (loss) on investments                                65,654          337,640         (819,998)
  Net realized loss on foreign currency transactions                    (36,599)         (88,778)        (118,981)
  Net change in unrealized appreciation (depreciation) on
    investments                                                         168,194           26,493         (707,896)
  Net change in unrealized appreciation (depreciation) on
    translation of foreign currency                                       1,278           (1,622)           1,784
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets resulting from
    operations                                                          188,367          276,299       (1,654,693)
                                                                 --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS (Note 5):
  Proceeds from sale of shares                                          163,692          501,216        1,395,581
  Cost of shares redeemed                                              (254,068)        (486,328)      (6,472,363)
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets resulting from capital
    share transactions                                                  (90,376)          14,888       (5,076,782)
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets                                  97,991          291,187       (6,731,475)

NET ASSETS:
  Beginning of period                                                 2,024,905        1,733,718        8,465,193
                                                                 --------------   --------------   --------------
  End of period                                                  $    2,122,896   $    2,024,905   $    1,733,718
                                                                 ==============   ==============   ==============

----------
* For the period from June 1, 2004 to March 31, 2005 (Note 1).

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                  HALLMARK INTERNATIONAL SMALL-CAP FUND-CLASS R

              INTERNATIONAL SMALL-CAP      SMALL CAP
                       CLASS R RETURN    EAFE RETURN
  8/1/00                     $ 10,000       $ 10,000
 8/31/00                     $ 10,330       $ 10,358
 9/30/00                     $ 10,470       $  9,763
10/31/00                     $  9,710       $  9,084
11/30/00                     $  9,110       $  9,056
12/31/00                     $  9,420       $  9,085
 1/31/01                     $  9,260       $  9,353
 2/28/01                     $  8,400       $  9,160
 3/31/01                     $  7,230       $  8,427
 4/30/01                     $  7,420       $  9,125
 5/31/01                     $  7,320       $  9,072
 6/30/01                     $  7,390       $  8,788
 7/31/01                     $  7,260       $  8,418
 8/31/01                     $  7,240       $  8,501
 9/30/01                     $  6,400       $  7,340
10/31/01                     $  6,700       $  7,704
11/30/01                     $  6,680       $  7,994
12/31/01                     $  6,830       $  7,787
 1/31/02                     $  6,780       $  7,597
 2/28/02                     $  7,070       $  7,719
 3/31/02                     $  7,300       $  8,188
 4/30/02                     $  7,590       $  8,462
 5/31/02                     $  7,950       $  8,816
 6/30/02                     $  7,980       $  8,472
 7/31/02                     $  7,120       $  7,811
 8/31/02                     $  7,000       $  7,704
 9/30/02                     $  6,620       $  7,081
10/31/02                     $  6,550       $  6,986
11/30/02                     $  6,540       $  7,182
12/31/02                     $  6,630       $  7,041
 1/31/03                     $  6,520       $  6,937
 2/28/03                     $  6,560       $  6,874
 3/31/03                     $  6,560       $  6,789
 4/30/03                     $  6,880       $  7,395
 5/31/03                     $  7,530       $  8,004
 6/30/03                     $  7,710       $  8,417
 7/31/03                     $  7,900       $  8,668
 8/31/03                     $  8,180       $  9,234
 9/30/03                     $  8,770       $  9,763
10/31/03                     $  9,900       $ 10,533
11/30/03                     $  9,420       $ 10,484
12/31/03                     $  9,815       $ 11,107
 1/31/04                     $  9,701       $ 11,667
 2/29/04                     $  9,815       $ 11,993
 3/31/04                     $  9,402       $ 12,419
 4/30/04                     $  9,041       $ 12,015
 5/31/04                     $  8,710       $ 11,784
 6/30/04                     $  9,041       $ 12,397
 7/31/04                     $  8,463       $ 11,824
 8/31/04                     $  8,308       $ 11,895
 9/30/04                     $  8,659       $ 12,143
10/31/04                     $  8,793       $ 12,589
11/30/04                     $  9,381       $ 13,580
12/31/04                     $  9,525       $ 14,232
 1/31/05                     $  9,390       $ 14,509
 2/28/05                     $  9,562       $ 15,084
 3/31/05                     $  9,243       $ 14,771

International Small-Cap Class R Return--(7.57)%
Small Cap EAFE Return--47.71%

Dear Shareholders:

The year ending March 31, 2005 was a difficult period for the Hallmark International Small-Cap Fund ("the Fund"). Uncertainty surrounding rising inflation, increasing interest rates and surging oil prices added to the volatility. Gains registered in the Healthcare sector and in Australia were offset by losses in Hong Kong/China and Japan.

On an absolute basis, the Fund's Healthcare stocks contributed the most to performance. The defensive characteristics of our medical device companies attracted significant inflows. For example, Phonak, our largest holding in the sector during the time period, reported strong sales and earnings growth due to the release of new digital hearing aids. Our decision to remain about 6.2% overweighted in Healthcare during the fiscal year boosted returns.

Compared to the index, the Fund's Consumer Discretionary holdings were responsible for the largest source of outperformance. Although we were slightly underweighted at 21.9% of assets during the 12-month period, our stocks outperformed by 14.9%, primarily due to our gaming-related companies in Australia. For example, Aristocrat Leisure, the world's second largest slot machine maker, was the Fund's best performing stock, rising over 100% as the company gained market share. In fact, Australia, at an average weighting of 10.8% during the fiscal year, was double the exposure of the index and was the Fund's best performing country, rising 64.8%. Strong economic growth, due in part to rising material prices, helped Australia's stock markets.

Surging commodity prices were part of the drivers behind rising inflation, as China's economy demanded more materials. Although our Materials investments helped the Fund in fiscal 2003, the sharp decline in the quarter ending June 30, 2004 caused the sector to fall 16.7% during the year. When the Chinese government curbed loan growth to infrastructure projects, our Hong Kong-listed steel and cement companies were rapidly sold off. This hurt our holdings more than average due to the fact that many investors wanted to lock in their previous gains. The pullback resulted in Hong Kong being the Fund's worst performing country, both on an absolute basis and relative to the index.

The Fund's Industrials investments were mixed, with strong performance in European building materials and toll roads being offset by declines in several Asian holdings. For example, the mixed economic data coming out of Japan provided little certainty and added to the wide price swings in the local stock market. As the economy slid into a recession, we reduced nearly all of our exposure to Japan and ended the year with a small loss. Also in the Industrials sector, our investment in Singapore-based Accord Customer Care Solutions was punished by the market after it announced an unexpected withdrawal of a servicing contract by Nokia. The company was the Fund's single worst performing holding because the stock never recovered.

                                                                        INCEPTION     INCEPTION
                                                            ONE YEAR    ANNUALIZED       DATE
                                                            --------    ----------    ----------
AS OF MARCH 31, 2005:
International Small-Cap Class R                                (1.58)%       (1.65)%      8/1/00
Small Cap EAFE                                                 18.94%         8.97%

The Fund continues to be positioned more defensively. Investors are still risk averse and will only start to look further out once it is known that the Fed will stop increasing interest rates. We think the second half of 2005 will show better performance in the Fund, especially if growth stocks start to outperform value stocks and the 5-year cycle comes to an end.

ANDREW REITENBACH,
PORTFOLIO MANAGER,
PINNACLE ASSOCIATES LTD.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark International Small-Cap Fund on 8/1/2000 (inception date) to a $10,000 investment made in the Morgan Stanley Capital International Small-Cap Europe, Australasia, Far East Index (Small Cap EAFE Index) on that date. All dividends and capital gains are reinvested. The Small-Cap EAFE Index is an unmanaged stock index designed to measure the investment returns of developed countries outside North America.

                                   (UNAUDITED)

           HALLMARK EQUITY SERIES TRUST--INTERNATIONAL SMALL-CAP FUND
                     SCHEDULE OF INVESTMENTS--MARCH 31, 2005

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS--93.1%
              AUSTRALIA--15.2%
     2,700    Aristocrat Leisure, Ltd.                                       $     21,238
     1,200    Billabong International, Ltd.                                        12,332
       910    Sonic Healthcare, Ltd.                                                8,473
     2,400    Toll Holdings, Ltd.                                                  25,926
     1,395    UNiTAB, Ltd.                                                         14,983
                                                                             ------------
                                                                                   82,952
                                                                             ------------
              AUSTRIA--2.2%
       260    Wienerberger AG                                                      11,833
                                                                             ------------
              CHINA--1.1%
       195    Shanda Interactive Entertainment, Ltd. ADR*                           5,889
                                                                             ------------
              DENMARK--2.0%
       300    Jyske Bank A/S*                                                      11,211
                                                                             ------------
              FINLAND--1.5%
        50    Nokian Renkaat Oyj                                                    8,056
                                                                             ------------
              FRANCE--3.3%
       480    Altran Technologies S.A.*                                             5,351
       380    Axalto Holding N.V.*                                                 12,560
                                                                             ------------
                                                                                   17,911
                                                                             ------------
              GERMANY--8.5%
       200    AWD Holding AG                                                        8,843
       180    K&S AG                                                               10,177
       600    MobilCom AG                                                          13,875
       170    Wincor Nixdorf AG*                                                   13,453
                                                                             ------------
                                                                                   46,348
                                                                             ------------
              IRELAND--10.6%
       900    Anglo Irish Bank Corp., PLC*                                         22,538
     1,285    Grafton Group PLC*                                                   15,174
     1,700    Kingspan Group PLC                                                   20,096
                                                                             ------------
                                                                                   57,808
                                                                             ------------
              ITALY--7.7%
       475    Autostrada Torino-Milano SpA                                         10,573
     4,970    Hera SpA*                                                            13,963
       170    Lottomatica SpA                                                       6,157
       800    SIAS SpA*                                                            11,666
                                                                             ------------
                                                                                   42,359
                                                                             ------------
              NETHERLANDS--1.7%
       100    Fugro N.V.                                                            9,093
                                                                             ------------
              NORWAY--6.9%
     1,300    Fred Olsen Energy ASA*                                               24,525
       450    TGS Nopec Geophysical Co. ASA*                                       13,214
                                                                             ------------
                                                                                   37,739
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS (CONTINUED)
              SINGAPORE--4.8%
     6,000    Cosco Corp. Singapore LTD                                      $      5,817
    13,000    Jurong Technologies Industrial Corp., Ltd.                           12,447
    18,000    MFS Technology, Ltd.                                                  8,017
                                                                             ------------
                                                                                   26,281
                                                                             ------------
              SPAIN--11.0%
       770    Enagas                                                               11,737
       510    Fadesa Inmobiliaria, S.A.*                                           11,172
       200    Grupo Ferrovial, S.A.                                                11,326
       810    Indra Sistemas, S.A.                                                 14,531
       230    Sos Cuetara, S.A.*                                                   11,600
                                                                             ------------
                                                                                   60,366
                                                                             ------------
              SWITZERLAND--12.2%
        12    Hiestand Holding AG*                                                  8,806
        70    Kuehne & Nagel International AG                                      15,096
        50    Leica Geosystems AG*                                                 14,002
        67    Nobel Biocare Holding AG                                             14,100
       145    Ypsomed Holding AG*                                                  15,030
                                                                             ------------
                                                                                   67,034
                                                                             ------------
              UNITED KINGDOM--4.4%
       825    Northgate PLC                                                        13,985
     1,980    Sportingbet PLC*                                                     10,141
                                                                             ------------
                                                                                   24,126
                                                                             ------------

              Total Common Stocks (Cost $447,837)                                 509,006
                                                                             ------------
              PREFERRED STOCKS--2.4%
              GERMANY--2.4%
       250    Rheinmetall AG (Cost $13,912)                                        13,286
                                                                             ------------

              TOTAL INVESTMENTS (COST $461,749)                       95.5%       522,292
              OTHER ASSETS                                             4.5         24,414
                                                                     -----   ------------
              NET ASSETS                                             100.0%  $    546,706
                                                                     =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

           HALLMARK EQUITY SERIES TRUST--INTERNATIONAL SMALL-CAP FUND
                      INDUSTRY COMPOSITION--MARCH 31, 2005

INDUSTRY                                                                PERCENT*
--------                                                                --------
Auto/Truck Manufacturers                                                     2.2%
Automobile Equipment                                                         4.0
Basic Materials                                                              3.7
Building & Housing                                                           2.1
Chemicals                                                                    1.9
Commercial Banks                                                             4.1
Computer & Peripheral                                                        2.5
Consumer Staples                                                             1.6
Drugs & Health Care                                                          4.1
Electric & Gas Utility                                                       4.7
Electronics                                                                  3.7
Entertainment & Leisure                                                      9.6
Financial Services                                                           2.1
Food & Drink                                                                 2.1
Industrial                                                                   8.8
Internet Content                                                             1.1
Investment Companies                                                         3.8
Information Technology Services                                              5.9
Oil Drilling & Service                                                       6.2
Oil-International                                                            2.4
Real Estate Development                                                      2.0
Retail-Drug                                                                  2.7
Service Companies                                                            1.9
Telecommunications                                                           2.5
Textiles & Footwear                                                          2.3
Transportation                                                               7.5
Other Assets                                                                 4.5
                                                                           -----
                                                                           100.0%
                                                                           =====

----------
* Stated as a percentage of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS.

           HALLMARK EQUITY SERIES TRUST--INTERNATIONAL SMALL-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005

ASSETS:
   Investments in securities, at value
     (cost $461,749)                                             $      522,292
   Cash                                                                   9,421
   Receivable for securities sold                                        13,689
   Dividends receivable                                                   1,304
                                                                 --------------
NET ASSETS (Note 1)                                              $      546,706
                                                                 ==============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)            $           72
   Paid in capital                                                      386,663
   Accumulated net investment loss                                      (50,970)
   Accumulated net realized gain on investments
     and foreign currency transactions                                  150,320
   Net unrealized appreciation on investments and
     translation of foreign currency                                     60,621
                                                                 --------------
NET ASSETS                                                       $      546,706
                                                                 ==============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($339,479/45,080 shares)                              $         7.53
                                                                 ==============
   Class I ($207,227/26,925 shares)                              $         7.70
                                                                 ==============

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005 AND THE YEAR ENDED MAY 31, 2004

                                                                     PERIOD            YEAR
                                                                     ENDED            ENDED
                                                                    MARCH 31,         MAY 31,
                                                                      2005*            2004
                                                                 --------------   --------------
INVESTMENT INCOME:
   Dividends**                                                   $       19,851   $       30,714
   Interest                                                                  --              189
                                                                 --------------   --------------
     Total Investment Income                                             19,851           30,903
                                                                 --------------   --------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                             15,924           22,328
     Class I                                                              2,908            3,362
   Distribution (12b-1) fees - Class R                                    2,568            3,601
   Interest expense                                                         301              548
   Trustee fees                                                              23               13
                                                                 --------------   --------------
     Total Expenses                                                      21,724           29,852
                                                                 --------------   --------------
     Net Investment Income (Loss)                                        (1,873)           1,051
                                                                 --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY (Note 1):
   Net realized gain on investments                                     371,976          344,117
   Net realized loss on foreign currency
     transactions                                                      (117,352)        (176,321)
   Net change in unrealized appreciation on
     investments                                                       (126,252)          18,493
   Net change in unrealized appreciation
     (depreciation) on translation of
     foreign currency                                                       779             (761)
                                                                 --------------   --------------
   Net realized and unrealized gain on
     investments and foreign currency                                   129,151          185,528
                                                                 --------------   --------------
   Net Increase in Net Assets Resulting
     from Operations                                             $      127,278   $      186,579
                                                                 ==============   ==============

----------
*  For the period from June 01, 2004 to March 31, 2005 (Note 1).
** Dividends are net of foreign tax withholdings of $1,587 and $3,788, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD ENDED MARCH 31, 2005 AND FOR THE YEARS ENDED MAY 31, 2004
                                AND MAY 31, 2003

                                                                  PERIOD ENDED          YEARS ENDED MAY 31,
                                                                    MARCH 31,     -------------------------------
                                                                     2005*             2004             2003
                                                                 --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                   $       (1,873)  $        1,051   $        6,904
  Net realized gain on investments                                      371,976          344,117            7,838
  Net realized loss on foreign currency transactions                   (117,352)        (176,321)         (26,141)
  Net change in unrealized appreciation (depreciation) on
    investments                                                        (126,252)          18,493           80,110
  Net change in unrealized appreciation (depreciation) on
    translation of foreign currency                                         779             (761)              50
                                                                 --------------   --------------   --------------
  Net increase in net assets resulting from operations                  127,278          186,579           68,761
                                                                 --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
   Class R                                                              (80,472)         (47,166)              --
   Class I                                                              (34,603)          (8,284)              --
                                                                 --------------   --------------   --------------
  Total distributions to shareholders                                  (115,075)         (55,450)              --
                                                                 --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS (Note 5):
  Net proceeds from sale of shares                                      550,095        2,187,107          756,990
  Reinvestment of distributions                                         106,007           54,564               --
  Cost of shares redeemed                                            (2,011,673)      (1,531,218)        (146,208)
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets resulting from capital
    share transactions                                               (1,355,571)         710,453          610,782
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets                              (1,343,368)         841,582          679,543

NET ASSETS:
  Beginning of period                                                 1,890,074        1,048,492          368,949
                                                                 --------------   --------------   --------------
  End of period                                                  $      546,706   $    1,890,074   $    1,048,492
                                                                 ==============   ==============   ==============

----------
* For the period from June 1, 2004 to March 31, 2005 (Note 1).

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                     HALLMARK LARGE-CAP GROWTH FUND-CLASS R

             LARGE-CAP GROWTH
               CLASS R RETURN   S&P 500 RETURN
 1/02/96             $ 10,000         $ 10,000
 1/31/96             $ 10,420         $ 10,246
 2/29/96             $ 10,520         $ 10,317
 3/31/96             $ 10,490         $ 10,399
 4/30/96             $ 10,620         $ 10,539
 5/31/96             $ 10,950         $ 10,780
 6/30/96             $ 11,060         $ 10,804
 7/31/96             $ 10,790         $ 10,310
 8/31/96             $ 10,990         $ 10,504
 9/30/96             $ 11,770         $ 11,073
10/31/96             $ 12,100         $ 11,362
11/30/96             $ 12,840         $ 12,196
12/31/96             $ 12,490         $ 11,933
 1/31/97             $ 13,580         $ 12,665
 2/28/97             $ 13,680         $ 12,740
 3/31/97             $ 13,160         $ 12,197
 4/30/97             $ 14,310         $ 12,910
 5/31/97             $ 14,610         $ 13,666
 6/30/97             $ 15,220         $ 14,260
 7/31/97             $ 16,050         $ 15,374
 8/31/97             $ 14,930         $ 14,491
 9/30/97             $ 15,850         $ 15,261
10/31/97             $ 15,360         $ 14,735
11/30/97             $ 16,260         $ 15,392
12/31/97             $ 16,576         $ 15,634
 1/31/98             $ 16,729         $ 15,792
 2/28/98             $ 17,840         $ 16,905
 3/31/98             $ 18,472         $ 17,749
 4/30/98             $ 18,757         $ 17,910
 5/31/98             $ 18,513         $ 17,573
 6/30/98             $ 19,420         $ 18,266
 7/31/98             $ 19,135         $ 18,054
 8/31/98             $ 16,698         $ 15,422
 9/30/98             $ 17,758         $ 16,384
10/31/98             $ 18,972         $ 17,700
11/30/98             $ 19,818         $ 18,746
12/31/98             $ 20,746         $ 19,803
 1/31/99             $ 21,627         $ 20,615
 2/28/99             $ 21,585         $ 19,950
 3/31/99             $ 22,487         $ 20,724
 4/30/99             $ 23,095         $ 21,510
 5/31/99             $ 22,424         $ 20,973
 6/30/99             $ 23,179         $ 22,114
 7/31/99             $ 22,529         $ 21,406
 8/31/99             $ 22,854         $ 21,272
 9/30/99             $ 21,239         $ 20,665
10/31/99             $ 23,053         $ 21,957
11/30/99             $ 23,158         $ 22,375
12/31/99             $ 23,497         $ 23,670
 1/31/00             $ 22,598         $ 22,465
 2/29/00             $ 21,560         $ 22,013
 3/31/00             $ 23,013         $ 24,142
 4/30/00             $ 21,756         $ 23,399
 5/31/00             $ 19,969         $ 22,886
 6/30/00             $ 22,125         $ 23,434
 7/31/00             $ 21,353         $ 23,051
 8/31/00             $ 23,543         $ 24,450
 9/30/00             $ 21,929         $ 23,142
10/31/00             $ 20,961         $ 23,028
11/30/00             $ 17,975         $ 21,184
12/31/00             $ 18,254         $ 21,270
 1/31/01             $ 18,859         $ 22,007
 2/28/01             $ 17,122         $ 19,976
 3/31/01             $ 16,006         $ 18,693
 4/30/01             $ 17,231         $ 20,129
 5/31/01             $ 17,153         $ 20,231
 6/30/01             $ 16,734         $ 19,725
 7/31/01             $ 16,595         $ 19,513
 8/31/01             $ 15,199         $ 18,262
 9/30/01             $ 13,462         $ 16,770
10/31/01             $ 14,222         $ 17,073
11/30/01             $ 15,044         $ 18,357
12/31/01             $ 15,339         $ 18,496
 1/31/02             $ 14,718         $ 18,208
 2/28/02             $ 14,222         $ 17,829
 3/31/02             $ 14,672         $ 18,485
 4/30/02             $ 13,415         $ 17,349
 5/31/02             $ 12,997         $ 17,192
 6/30/02             $ 11,663         $ 15,946
 7/31/02             $ 10,779         $ 14,686
 8/31/02             $ 10,608         $ 14,758
 9/30/02             $  9,569         $ 13,134
10/31/02             $ 10,391         $ 14,270
11/30/02             $ 11,477         $ 15,084
12/31/02             $ 10,438         $ 14,174
 1/31/03             $ 10,065         $ 13,785
 2/28/03             $  9,957         $ 13,551
 3/31/03             $ 10,019         $ 13,664
 4/30/03             $ 11,136         $ 14,772
 5/31/03             $ 11,787         $ 15,524
 6/30/03             $ 11,989         $ 15,699
 7/31/03             $ 12,113         $ 15,954
 8/31/03             $ 12,314         $ 16,239
 9/30/03             $ 12,082         $ 16,045
10/31/03             $ 12,811         $ 16,927
11/30/03             $ 13,121         $ 17,048
12/31/03             $ 13,834         $ 17,913
 1/31/04             $ 14,082         $ 18,223
 2/29/04             $ 14,331         $ 18,445
 3/31/04             $ 14,020         $ 18,143
 4/30/04             $ 13,757         $ 17,839
 5/31/04             $ 13,974         $ 18,054
 6/30/04             $ 14,144         $ 18,379
 7/31/04             $ 13,447         $ 17,749
 8/31/04             $ 13,353         $ 17,789
 9/30/04             $ 13,291         $ 17,956
10/31/04             $ 13,478         $ 18,208
11/30/04             $ 13,865         $ 18,910
12/31/04             $ 14,362         $ 19,524
 1/31/05             $ 14,098         $ 19,030
 2/28/05             $ 14,113         $ 19,390
 3/31/05             $ 13,850         $ 19,019

Large-Cap Growth Class R Return--38.50%
S&P 500 Return--90.19%

Dear Shareholders:

We would like to take this opportunity to thank our existing shareholders. For the 12 months ending March 31, 2005, the Fund finished down 1.2%, 6.0% behind our benchmark of the S&P 500. According to Morningstar, the Fund ranked in the 96th percentile for 2004.

This primary underperformance was due to the Fund's exposure to the Healthcare sector. There were temporary problems at Merck and Pfizer due to the removal of several blockbuster drugs from the market. We remain committed to our three- to five-year outlook for this sector as well as other holdings.

We continue to focus the portfolio on a growth-at-a-reasonable price (GARP) strategy. Last year, many investors were rewarded in their purchases of energy and utility stocks. Our philosophy remains conservative and continues to focus on investments that are undervalued relative to their long-term growth rates.

                                                                     FIVE YEARS    INCEPTION    INCEPTION
                                                         ONE YEAR    ANNUALIZED    ANNUALIZED      DATE
                                                         --------    ----------    ----------   ---------
AS OF MARCH 31, 2005:
Large-Cap Growth Class R                                    (1.22)%       (8.36)%        3.58%     1/2/96
S&P 500                                                      4.76%        (4.66)%        7.20%

Looking forward, we will continue to concentrate the portfolio in approximately 30 stocks. The Fund is focused in companies with strong cash flow and above average growth prospects. Currently, the Fund is overweighted in cyclical sectors, including Industrials, Information Technology, and Consumer Discretionary. These sectors are likely to benefit the most from the next leg of the economic cycle. Over the next year, we see many opportunities to find attractive investments with favorable risk reward relationships.

RICHARD D. STEINBERG, CFA,
PRESIDENT AND CHIEF INVESTMENT OFFICER,
STEINBERG GLOBAL ASSET MANAGEMENT, LTD.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark Large-Cap Growth Fund on 1/02/1996 (inception date) to a $10,000 investment made in the S&P 500 Index on that date. All dividends and capital gains are reinvested. The Standard & Poor's 500(R) Index (S&P 500) is an unmanaged index generally representative of the U.S. stock market

                                   (UNAUDITED)

               HALLMARK EQUITY SERIES TRUST--LARGE-CAP GROWTH FUND
                     SCHEDULE OF INVESTMENTS--MARCH 31, 2005

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS--90.8%
              BANKING--9.2%
     2,550    Citigroup, Inc.                                                $    114,597
     3,675    J.P. Morgan Chase & Co.                                             127,155
     4,170    TCF Financial Corp.                                                 113,216
                                                                             ------------
                                                                                  354,968
                                                                             ------------
              BUILDING MATERIALS--1.9%
     2,500    Hughes Supply, Inc.                                                  74,375
                                                                             ------------
              BEVERAGE--6.2%
     2,610    Anheuser-Busch Co.                                                  123,688
     2,150    PepsiCo, Inc.                                                       114,014
                                                                             ------------
                                                                                  237,702
                                                                             ------------
              BROADCASTING/CABLE TV--9.9%
     4,315    Comcast Corp. - Class A*                                            145,761
     7,025    Time Warner, Inc.*                                                  123,289
     3,150    Viacom, Inc. - Class B                                              109,714
                                                                             ------------
                                                                                  378,764
                                                                             ------------
              COMPUTER PERIPHERALS--3.3%
     5,800    Hewlett-Packard Co.                                                 127,252
                                                                             ------------
              COMPUTER SOFTWARE--2.8%
     4,500    Microsoft Corp.                                                     108,765
                                                                             ------------
              CONGLOMERATES--3.0%
        40    Berkshire Hathaway, Inc.*                                           114,240
                                                                             ------------
              DRUGS/HEALTHCARE--3.4%
     4,900    Pfizer, Inc.                                                        128,723
                                                                             ------------
              ENERGY--3.1%
     2,000    Royal Dutch Petroleum Co.                                           120,080
                                                                             ------------
              ENVIRONMENTAL--2.0%
     2,700    Waste Management, Inc.                                               77,895
                                                                             ------------
              FOOD--2.9%
     2,250    General Mills, Inc.                                                 110,587
                                                                             ------------
              FOOD SERVICE--3.1%
     3,350    Sysco Corp.                                                         119,930
                                                                             ------------
              INDUSTRIAL CONGLOMERATES--7.2%
     3,825    General Electric Co.                                                137,930
     4,050    Tyco International, Ltd.                                            136,890
                                                                             ------------
                                                                                  274,820
                                                                             ------------
              INSURANCE--3.0%
     2,050    American International Group, Inc.                                  113,590
                                                                             ------------
              MANUFACTURING--2.9%
     1,730    Eaton Corp.                                                         113,142
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL DEVICES--2.9%
     2,225    Medtronic, Inc.                                                $    113,364
                                                                             ------------
              OIL--2.0%
     2,200    K-Sea Transportation Partners L.P.                                   75,680
                                                                             ------------
              RECREATION--3.0%
     4,050    The Walt Disney Co.                                                 116,356
                                                                             ------------
              RESTAURANT--3.0%
     3,650    McDonald's Corp.                                                    113,661
                                                                             ------------
              RETAILERS--6.5%
     1,630    Fortune Brands, Inc.                                                131,427
     4,100    Ross Stores, Inc.                                                   119,474
                                                                             ------------
                                                                                  250,901
                                                                             ------------
              SEMICONDUCTOR--9.5%
     5,510    Intel Corp.                                                         127,997
     7,550    Nokia Corp. ADR                                                     116,497
     4,800    Texas Instruments, Inc.                                             122,352
                                                                             ------------
                                                                                  366,846
                                                                             ------------

              TOTAL INVESTMENTS (COST $3,484,890)                     90.8%     3,491,641
              OTHER ASSETS, LESS LIABILITIES                           9.2        353,209
                                                                     -----   ------------
              NET ASSETS                                             100.0%  $  3,844,850
                                                                     =====   ============

----------
Values of investments are shown as a percentage of net assets.
* Non-income producing security.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   HALLMARK EQUITY SERIES TRUST--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005

ASSETS:
   Investments in securities, at value
     (cost $3,484,890)                                           $    3,491,641
   Cash                                                                 348,915
   Dividends receivable                                                   4,610
                                                                 --------------
     Total Assets                                                     3,845,166
                                                                 --------------

LIABILITIES:
   Payable for fund shares redeemed                                         316
                                                                 --------------
     Total Liabilities                                                      316
                                                                 --------------
NET ASSETS (Note 1)                                              $    3,844,850
                                                                 ==============

COMPOSITION OF NET ASSETS:
   Capital Stock (at a par value of $.001 per share)             $          738
   Paid in capital                                                    5,802,179
   Undistributed net investment income                                   31,324
   Accumulated net realized loss on investments                      (1,996,142)
   Net unrealized appreciation on investments                             6,751
                                                                 --------------
NET ASSETS                                                       $    3,844,850
                                                                 ==============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($2,268,812/254,132 shares)                           $         8.93
                                                                 ==============
   Class I ($1,576,038/483,567 shares)                           $         3.26
                                                                 ==============

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005 AND THE YEAR ENDED MAY 31, 2004

                                                                     PERIOD            YEAR
                                                                     ENDED            ENDED
                                                                    MARCH 31,         MAY 31,
                                                                      2005*            2004
                                                                 --------------   --------------
INVESTMENT INCOME:
   Dividends**                                                   $       78,129   $       62,920
   Interest                                                               1,335            2,642
                                                                 --------------   --------------
     Total Investment Income                                             79,464           65,562
                                                                 --------------   --------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                             23,588           29,140
     Class I                                                             19,556           18,449
   Distribution (12b-1) fees - Class R                                    4,914            6,071
   Trustee fees                                                              72               36
   Interest expenses                                                         10               --
                                                                 --------------   --------------
     Total Expenses                                                      48,140           53,696
                                                                 --------------   --------------
     Net Investment Income                                               31,324           11,866
                                                                 --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments                             (451,270)         159,994
   Net change in unrealized appreciation
     (depreciation) on investments                                      418,305          517,489
                                                                 --------------   --------------
   Net realized and unrealized gain (loss) on
     investments                                                        (32,965)         677,483
                                                                 --------------   --------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                                   $       (1,641)  $      689,349
                                                                 ==============   ==============

----------
*  For the period from June 1, 2004 to March 31,2005 (Note 1).
** Dividends are net of foreign tax withholdings of $1,163 and $1,336, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD ENDED MARCH 31, 2005 AND FOR THE YEARS ENDED MAY 31, 2004
                                AND MAY 31, 2003

                                                                  PERIOD ENDED          YEARS ENDED MAY 31,
                                                                    MARCH 31,     -------------------------------
                                                                     2005*             2004             2003
                                                                 --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                          $       31,324   $       11,866   $        3,878
  Net realized gain (loss) on investments                              (451,270)         159,994         (999,128)
  Net change in unrealized appreciation (depreciation) on
    investments                                                         418,305          517,489          559,284
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets resulting from
    operations                                                           (1,641)         689,349         (435,966)
                                                                 --------------   --------------   --------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
   Class I                                                              (11,863)          (3,878)              --
                                                                 --------------   --------------   --------------
  Total dividends to shareholders                                       (11,863)          (3,878)              --
                                                                 --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS (Note 5):
  Net proceeds from sale of shares                                       81,786        2,254,674           55,856
  Reinvestment of dividends                                              11,863            3,878               --
  Cost of shares redeemed                                            (1,619,156)        (774,020)        (569,486)
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets resulting from capital
    shares transactions                                              (1,525,507)       1,484,532         (513,630)
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets                              (1,539,011)       2,170,003         (949,596)

NET ASSETS:
  Beginning of period                                                 5,383,861        3,213,858        4,163,454
                                                                 --------------   --------------   --------------
  End of period (including undistributed net investment income
    of $31,324, $11,866 and $3,878, respectively)                $    3,844,850   $    5,383,861   $    3,213,858
                                                                 ==============   ==============   ==============

----------
* For the period from June 1, 2004 to March 31, 2005 (Note 1).

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                      HALLMARK MID-CAP GROWTH FUND-CLASS I

             MID-CAP GROWTH     RUSSELL MID-CAP GROWTH
             CLASS I RETURN                     RETURN
 3/31/99        $ 10,000.00                $ 10,000.00
 4/30/99        $ 10,520.41                $ 10,731.54
 5/31/99        $ 10,416.33                $ 10,687.59
 6/30/99        $ 10,784.62                $ 11,049.56
 7/31/99        $ 10,376.29                $ 10,735.73
 8/31/99        $ 10,016.01                $ 10,440.88
 9/30/99        $  9,831.86                $ 10,058.73
10/31/99        $ 10,112.08                $ 10,527.58
11/30/99        $ 10,192.15                $ 10,812.64
12/31/99        $ 11,157.07                $ 11,747.54
 1/31/00        $ 10,551.25                $ 11,351.01
 2/29/00        $ 11,056.10                $ 12,210.79
 3/31/00        $ 12,427.59                $ 12,882.80
 4/30/00        $ 12,091.03                $ 12,269.72
 5/31/00        $ 12,276.14                $ 11,922.93
 6/30/00        $ 12,806.23                $ 12,255.74
 7/31/00        $ 12,764.16                $ 12,114.50
 8/31/00        $ 13,597.15                $ 13,255.16
 9/30/00        $ 13,201.69                $ 13,046.41
10/31/00        $ 13,529.84                $ 12,838.85
11/30/00        $ 12,621.12                $ 11,666.03
12/31/00        $ 13,736.57                $ 12,537.61
 1/31/01        $ 13,452.64                $ 12,729.18
 2/28/01        $ 13,716.99                $ 11,937.51
 3/31/01        $ 13,100.16                $ 11,181.81
 4/30/01        $ 12,228.78                $ 12,130.49
 5/31/01        $ 12,953.30                $ 12,335.64
 6/30/01        $ 13,256.82                $ 12,205.80
 7/31/01        $ 12,982.67                $ 11,846.02
 8/31/01        $ 12,826.02                $ 11,372.38
 9/30/01        $ 12,111.29                $  9,986.22
10/31/01        $ 10,760.15                $ 10,372.16
11/30/01        $ 11,073.46                $ 11,224.95
12/31/01        $ 11,954.63                $ 11,656.45
 1/31/02        $ 12,129.30                $ 11,578.14
 2/28/02        $ 12,436.63                $ 11,440.70
 3/31/02        $ 12,313.70                $ 12,110.71
 4/30/02        $ 12,067.84                $ 11,867.40
 5/31/02        $ 12,692.74                $ 11,716.57
 6/30/02        $ 12,436.63                $ 10,917.92
 7/31/02        $ 12,395.66                $  9,842.39
 8/31/02        $ 11,483.91                $  9,881.54
 9/30/02        $ 10,428.74                $  8,957.23
10/31/02        $ 10,346.79                $  9,399.51
11/30/02        $  9,455.53                $ 10,035.16
12/31/02        $  9,937.01                $  9,623.24
 1/31/03        $ 10,459.48                $  9,421.88
 2/28/03        $  9,947.26                $  9,281.45
 3/31/03        $  9,773.10                $  9,357.96
 4/30/03        $  9,568.22                $ 10,028.97
 5/31/03        $  9,547.73                $ 10,928.90
 6/30/03        $ 10,367.28                $ 11,024.59
 7/31/03        $ 11,012.67                $ 11,377.17
 8/31/03        $ 11,166.33                $ 11,853.81
 9/30/03        $ 11,617.09                $ 11,689.01
10/31/03        $ 12,088.33                $ 12,570.37
11/30/03        $ 11,791.24                $ 12,904.57
12/31/03        $ 12,508.34                $ 13,268.14
 1/31/04        $ 12,846.41                $ 13,644.50
 2/29/04        $ 13,235.69                $ 13,919.77
 3/31/04        $ 13,368.87                $ 13,902.40
 4/30/04        $ 13,502.05                $ 13,381.41
 5/31/04        $ 13,573.76                $ 13,692.84
 6/30/04        $ 13,389.36                $ 14,050.42
 7/31/04        $ 13,594.24                $ 13,424.36
 8/31/04        $ 13,952.80                $ 13,461.52
 9/30/04        $ 13,163.98                $ 13,878.62
10/31/04        $ 13,163.98                $ 14,248.79
11/30/04        $ 13,430.33                $ 15,093.59
12/31/04        $ 13,860.60                $ 15,705.87
 1/31/05        $ 14,403.55                $ 15,307.14
 2/28/05        $ 14,800.69                $ 15,759.20
 3/31/05        $ 14,614.64                $ 15,612.18

Mid-Cap Growth Class I Return--46.15%
Russell Mid-Cap Growth Return--56.12%

Dear Shareholders:

We are delighted to have joined the Hallmark Equity Fund family as of the beginning of 2005. We are equally delighted to have recently been awarded a Five-Star rating from Morningstar in the Mid Cap Growth Category. Morningstar only awards this rating to the top 10 percent of Funds within a particular category. Year-to-date ending March 31, 2005, the Hallmark Mid-Cap Growth Fund's total return at NAV was -1.75%. This compares to the performance of the Russell Mid Cap Growth Index of -0.63%.

We feel that the opportunity for investing in the mid capitalization tier of the market continues to be attractive. The past three years has seen a shift out of large capitalization companies and into mid capitalization companies. For the three-year period ending March 31, 2005, the S&P 500 Index (a proxy for the large-cap market) has a 2% price return, while the Russell Mid Cap Index has a 29% price return. While the valuation gap between the two market tiers has narrowed, there is still plenty of value to be found in mid-cap stocks. We believe that we can find companies in this area of the market that meet our investment criteria and offer good value. Although we are focusing on smaller companies, the criteria which we use to select them remains unchanged: consistently high return on invested capital (ROI), double digit earnings growth and high levels of free cash flow. We continue to be owners of stocks and not renters, focusing on the long-term intrinsic value of their businesses.

Over the past two years, there has been a dramatic shift in the investment landscape. As the economy has bottomed due to the aggressive easing by the Federal Reserve, 'lower quality', aggressive stocks have performed very well. Companies that have had steep earnings declines, unhealthy balance sheets and weak markets have dramatically outperformed 'higher quality' stable growth companies. According to Merrill Lynch's quantitative research, 'highest quality' stocks have returned 37.8% over the last year and 'lowest quality' stocks have returned 87.6%. This dichotomy in performance is typical as the economy recovers, but the magnitude of the outperformance in this cycle is the greatest it has been in over forty years. If the past is any indicator of the future, we believe that most of this relative outperformance is behind us. In the past ten periods when 'lower quality' stocks have outperformed 'higher quality' stocks, the subsequent twelve-month period has seen a dramatic reversal of this performance.

Our outlook for the economy is for continued strong growth in the first half of 2005, slowing to more sustainable levels in the back half of the year and into 2006. The two key issues for the equity market to deal with over the next year are the tighter interest rate policy of the Federal Reserve and the slowing of the corporate profit cycle. We feel the combination of these two factors will lead to 'higher quality' stocks outpacing 'lower quality' issues. Also, our focus on finding truly unique companies with consistent earnings growth should decrease the Fund's overall volatility during uncertain periods.

Our focus on high ROI mid capitalization stocks has led us to invest in companies we believe are very solid and that operate in unique industry settings. This strategy leads us to concentrate the Fund on the growth segments of the economy, such as Health Care, Technology and Industrials. We will tend to be overweighted in these sectors and focus less on the more cyclical sectors of the market.

      The top five holdings in the Fund as of 3/31/05 were:

      * Univision                            2.8%
      * Sungard Data Systems                 2.7
      * Jacobs Engineering                   2.6
      * Graco                                2.4
      * Renal Care Group                     2.4

PERFORMANCE - PERIOD ENDED MARCH 31, 2005

                                                                FIVE YEARS    INCEPTION    INCEPTION
                                                    ONE YEAR    ANNUALIZED    ANNUALIZED      DATE
                                                    --------    ----------    ----------   ---------
AS OF MARCH 31, 2005:
Mid-Cap Growth Class I                                  7.14%         3.19%         6.44%     4/1/99
Russell Mid-Cap Index                                  13.64%         5.41%         9.17%

We remain confident that our selection process will lead to above-average results over time. By focusing on mid-cap growth companies with reasonable valuations, we believe that our shareholders will benefit from both the attractive valuation levels of this sector of the market and ownership of high quality growth companies.

DAVID P. KALIS, CFA
MANAGING DIRECTOR,
SEGALL BRYANT & HAMILL INVESTMENT COUNSEL

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class I of the Hallmark Mid-Cap Growth Fund on 03/31/1999 to a $10,000 investment made in the Russell Midcap Growth Index on that date. All dividends and capital gains are reinvested. The Russell Midcap(R) Growth Index measures the performance of those Russell Mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index.

                                   (UNAUDITED)

                HALLMARK EQUITY SERIES TRUST--MID-CAP GROWTH FUND
                     SCHEDULE OF INVESTMENTS--MARCH 31, 2005

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
             COMMON STOCKS--99.1%
             CONSUMER DISCRETIONARY--17.3%
     3,875    Cintas Corp                                                    $    160,076
     5,550    The Estee Lauder Companies, Inc. - Class A                          249,639
    10,250    Family Dollar Stores, Inc.                                          311,190
     8,250    Lamar Advertising Co.*                                              332,393
     7,870    Liberty Media International, Inc. - Class A*                        344,234
     4,775    Marriott International, Inc. - Class A                              319,257
     7,201    O'Reilly Automotive, Inc.*                                          356,666
     5,600    Royal Caribbean Cruises, Ltd.                                       250,264
    16,250    Univision Communications, Inc. - Class A*                           449,963
                                                                             ------------
                                                                                2,773,682
                                                                             ------------
             CONSUMER STAPLES--4.0%
    13,550    Performance Food Group Co.*                                         375,064
     6,525    Rayovac Corp.*                                                      271,440
                                                                             ------------
                                                                                  646,504
                                                                             ------------
             ENERGY--7.6%
     5,680    Apache Corp.                                                        347,786
     5,775    BJ Services Co.                                                     299,607
     8,400    GlobalSanteFe Corp.                                                 311,136
     4,365    Smith International, Inc.                                           273,816
                                                                             ------------
                                                                                1,232,345
                                                                             ------------
             FINANCIAL--14.6%
     4,660    Ambac Financial Group, Inc.                                         348,335
     4,075    City National Corp.                                                 284,517
     3,200    Comerica, Inc.                                                      176,256
     7,320    Eaton Vance Corp.                                                   171,581
     7,225    Jefferies Group, Inc.                                               272,238
     3,050    MGIC Investment Corp.                                               188,094
     8,100    North Fork Bancorporation, Inc.                                     224,694
     5,525    Northern Trust Corp.                                                240,006
     4,925    Protective Life Corp.                                               193,552
     9,075    Synovus Financial Corp.                                             252,830
                                                                             ------------
                                                                                2,352,103
                                                                             ------------
             HEALTHCARE--16.0%
     7,775    Biomet, Inc.                                                        282,232
     6,375    Charles River Laboratories International, Inc.*                     299,880
     4,925    Fisher Scientific International, Inc.*                              280,331
     8,850    Health Management Associates, Inc. - Class A                        231,693
     8,625    Hospira, Inc.*                                                      278,329
    10,150    Renal Care Group, Inc.*                                             385,091
     4,550    Respironics, Inc.*                                                  265,128
    10,625    Thermo Electron Corp.*                                              268,706
     8,600    Varian Medical Systems, Inc.*                                       294,808
                                                                             ------------
                                                                                2,586,198
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
             COMMON STOCKS (CONTINUED)
             INDUSTRIALS--16.8%
     3,100    C.H. Robinson Worldwide, Inc.                                  $    159,743
     2,325    Danaher Corp.                                                       124,178
     9,537    Graco, Inc.                                                         384,913
     8,125    Jacobs Engineering Group, Inc.*                                     421,850
     4,875    Littelfuse, Inc.*                                                   139,669
     5,475    Mettler-Toledo International, Inc.*                                 260,062
     2,975    Oshkosh Truck Corp.                                                 243,920
    10,000    Republic Services, Inc.                                             334,800
     7,000    Rockwell Collins, Inc.                                              333,130
     2,600    Roper Industries, Inc.                                              170,300
     3,150    Stericycle, Inc.*                                                   139,230
                                                                             ------------
                                                                                2,711,795
                                                                             ------------
             INFORMATION TECHNOLOGY--19.9%
     8,100    Altera Corp.*                                                       160,218
    21,500    Andrew Corp.*                                                       251,765
     5,825    Avocent Corp.*                                                      149,469
     9,525    ChoicePoint, Inc.*                                                  382,048
     4,600    Cognos, Inc.*                                                       192,050
     6,075    Diebold, Inc.                                                       333,214
     6,425    Global Imaging Systems, Inc.*                                       227,831
     7,985    Intuit, Inc.*                                                       349,503
     8,225    Microchip Technology, Inc.                                          213,932
     7,975    National Semiconductor Corp.                                        164,365
    12,500    Sungard Data Systems, Inc.*                                         431,250
    24,312    Symbol Technologies, Inc.                                           352,281
                                                                             ------------
                                                                                3,207,926
                                                                             ------------
             MATERIALS--2.9%
     4,650    Air Products & Chemicals, Inc.                                      294,298
     5,340    Ecolab, Inc.                                                        176,487
                                                                             ------------
                                                                                  470,785
                                                                             ------------

              TOTAL INVESTMENTS (COST $13,484,697)                    99.1%    15,981,338
              OTHER ASSETS, LESS LIABILITIES                           0.9        144,440
                                                                     -----   ------------
              NET ASSETS                                             100.0%  $ 16,125,778
                                                                     =====   ============

----------
Value of investments are shown as a percentage of net assets.
*  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                HALLMARK EQUITY SERIES TRUST--MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005

ASSETS:
   Investments in securities, at value
     (cost $13,484,697)                                          $   15,981,338
   Cash                                                                 130,617
   Dividends and interest receivable                                     10,965
   Receivable due from sub-advisor                                        6,949
                                                                 --------------
     Total Assets                                                    16,129,869
                                                                 --------------

LIABILITIES:
   Miscellaneous expenses                                                 4,091
                                                                 --------------
     Total Liabilities                                                    4,091
                                                                 --------------
NET ASSETS (Note 1)                                              $   16,125,778
                                                                 ==============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)            $        1,146
   Paid in capital                                                   13,036,039
   Accumulated net realized gain on investments                         591,952
   Net unrealized appreciation on investments                         2,496,641
                                                                 --------------
NET ASSETS                                                       $   16,125,778
                                                                 ==============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($62,896/4,451 shares)                                $        14.13
                                                                 ==============
   Class I ($16,062,882/1,141,974 shares)                        $        14.07
                                                                 ==============

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005 AND THE YEAR ENDED APRIL 30, 2004

                                                                     PERIOD            YEAR
                                                                     ENDED            ENDED
                                                                   MARCH 31,        APRIL 30,
                                                                     2005*+           2004+
                                                                 --------------   --------------
INVESTMENT INCOME:
   Dividends**                                                   $       95,570   $       91,285
   Interest                                                               2,154            1,273
                                                                 --------------   --------------
     Total Investment Income                                             97,724           92,558
                                                                 --------------   --------------

EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                                 67               --
     Class I                                                             38,406               --
   Distribution (12b-1) fees - Class R                                       13               --
   Advisory fees                                                         80,351          105,269
   Distribution (12b-1) fees                                             26,783           35,090
   Administration fees                                                   21,437           30,459
   Transfer agent fees and expenses                                      21,112           25,537
   Registration and Blue Sky fees                                        16,538           14,045
   Fund accounting fees                                                  15,083           22,112
   Audit fees                                                            10,533           20,617
   Trustees fees                                                          6,793            7,191
   Legal fees                                                             5,776            7,524
   Custody fees                                                           4,052            5,559
   Reports to shareholders                                                3,736            8,023
   Insurance expense                                                      2,462            2,008
   Miscellaneous expense                                                  2,378            3,360
                                                                 --------------   --------------
     Total expenses before waiver                                       255,520          286,794
     Less: expenses waived (Note 2)                                     (67,046)         (90,291)
                                                                 --------------   --------------
     Net Expenses                                                       188,474          196,503
                                                                 --------------   --------------
     Net Investment Loss                                                (90,750)        (103,945)
                                                                 --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain on investments                                   1,619,421          514,891
   Net change in unrealized
     appreciation on investments                                       (223,297)       2,962,371
                                                                 --------------   --------------
   Net realized and unrealized gain
     on investments                                                   1,396,124        3,477,262
                                                                 --------------   --------------
   Net Increase in Net Assets Resulting
     from Operations                                             $    1,305,374   $    3,373,317
                                                                 ==============   ==============

----------
*  For the period from May 1, 2004 to March 31, 2005 (Note 1).
+ The financial information shown above reflects the inclusion of operating history of the Segall Bryant & Hamill Mid Cap Growth Fund prior to January 4, 2005.
** Dividends are net of foreign tax withholdings of $15 and $1,435, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                HALLMARK EQUITY SERIES TRUST--MID-CAP GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE PERIOD ENDED MARCH 31, 2005 AND FOR THE YEARS ENDED APRIL 30, 2004
                               AND APRIL 30, 2003

                                                                  PERIOD ENDED         YEARS ENDED APRIL 30,+
                                                                    MARCH 31,     -------------------------------
                                                                     2005*+            2004             2003
                                                                 --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss                                            $      (90,750)  $     (103,945)  $      (84,634)
  Net realized gain (loss) on investments                             1,619,421          514,891         (759,868)
  Net change in unrealized appreciation (depreciation)
    on investments                                                     (223,297)       2,962,371       (1,222,001)
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets resulting
    from operations                                                   1,305,374        3,373,317       (2,066,503)
                                                                 --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
   Class I                                                             (144,777)              --               --
                                                                 --------------   --------------   --------------
  Total distributions to shareholders                                  (144,777)              --               --
                                                                 --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS (Note 5):
  Net proceeds from sale of shares                                      906,851        1,554,248        2,142,880
  Reinvestment of dividends                                             140,442               --               --
  Cost of shares redeemed                                            (1,562,501)        (808,090)      (1,368,266)
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets resulting from
    capital share transactions                                         (515,208)         746,158          774,614
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets                                 645,389        4,119,475       (1,291,889)

NET ASSETS:
  Beginning of period                                                15,480,389       11,360,914       12,652,803
                                                                 --------------   --------------   --------------
  End of period                                                  $   16,125,778   $   15,480,389   $   11,360,914
                                                                 ==============   ==============   ==============

----------
*  For the period from May 1, 2004 to March 31, 2005 (Note 1).
+ The financial information shown above reflects the inclusion of operating history of the Segall Bryant & Hamill Mid Cap Growth Fund prior to January 4, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                     HALLMARK SMALL-CAP GROWTH FUND-CLASS R

           SMALL-CAP GROWTH        RUSSELL 2000 GROWTH
             CLASS R RETURN                     RETURN
 3/31/95       $  10,000.00               $  10,000.00
 4/30/95       $  10,288.21               $  10,151.00
 5/31/95       $  10,663.76               $  10,283.98
 6/30/95       $  11,668.12               $  10,992.54
 7/31/95       $  13,109.17               $  11,848.86
 8/31/95       $  13,572.05               $  11,994.60
 9/30/95       $  14,000.00               $  12,241.69
10/31/95       $  13,895.20               $  11,639.40
11/30/95       $  14,711.83               $  12,152.70
12/31/95       $  14,756.96               $  12,422.49
 1/31/96       $  14,332.75               $  12,319.38
 2/29/96       $  14,928.45               $  12,881.15
 3/31/96       $  15,136.04               $  13,136.19
 4/30/96       $  16,805.79               $  14,145.05
 5/31/96       $  17,654.20               $  14,870.69
 6/30/96       $  16,625.27               $  13,904.10
 7/31/96       $  14,413.98               $  12,206.41
 8/31/96       $  15,560.24               $  13,109.68
 9/30/96       $  16,760.66               $  13,784.83
10/31/96       $  15,451.94               $  13,190.71
11/30/96       $  15,659.53               $  13,557.41
12/31/96       $  15,163.11               $  13,821.78
 1/31/97       $  15,939.32               $  14,167.32
 2/28/97       $  14,061.98               $  13,311.61
 3/31/97       $  12,536.65               $  12,371.81
 4/30/97       $  12,518.60               $  12,228.30
 5/31/97       $  14,007.83               $  14,066.22
 6/30/97       $  14,432.04               $  14,543.06
 7/31/97       $  15,244.35               $  15,287.66
 8/31/97       $  15,722.71               $  15,746.29
 9/30/97       $  16,905.07               $  17,002.85
10/31/97       $  15,632.45               $  15,980.98
11/30/97       $  15,090.91               $  15,600.63
12/31/97       $  15,081.88               $  15,609.99
 1/31/98       $  14,558.40               $  15,402.38
 2/28/98       $  15,605.37               $  16,762.41
 3/31/98       $  16,291.32               $  17,464.75
 4/30/98       $  16,489.89               $  17,571.29
 5/31/98       $  15,036.76               $  16,293.86
 6/30/98       $  16,318.40               $  16,460.05
 7/31/98       $  15,831.01               $  15,087.28
 8/31/98       $  12,283.93               $  11,605.14
 9/30/98       $  14,170.29               $  12,779.58
10/31/98       $  15,108.96               $  13,446.67
11/30/98       $  16,011.53               $  14,486.10
12/31/98       $  18,123.53               $  15,797.09
 1/31/99       $  19,991.84               $  16,507.96
 2/28/99       $  18,619.94               $  14,997.48
 3/31/99       $  19,513.48               $  15,531.39
 4/30/99       $  20,488.26               $  16,901.26
 5/31/99       $  21,309.59               $  16,928.30
 6/30/99       $  24,279.04               $  17,820.43
 7/31/99       $  24,820.57               $  17,269.78
 8/31/99       $  26,526.43               $  16,625.61
 9/30/99       $  28,421.81               $  16,943.16
10/31/99       $  30,578.95               $  17,376.91
11/30/99       $  35,552.09               $  19,210.17
12/31/99       $  42,741.58               $  22,596.92
 1/31/00       $  44,121.87               $  22,386.77
 2/29/00       $  58,610.22               $  27,591.70
 3/31/00       $  54,288.47               $  24,694.57
 4/30/00       $  48,538.82               $  22,200.42
 5/31/00       $  43,712.54               $  20,260.10
 6/30/00       $  50,309.41               $  22,877.71
 7/31/00       $  44,940.53               $  20,917.09
 8/31/00       $  53,070.00               $  23,117.56
 9/30/00       $  50,157.10               $  21,968.62
10/31/00       $  45,673.52               $  20,191.36
11/30/00       $  37,620.20               $  16,524.61
12/31/00       $  42,503.60               $  17,535.91
 1/31/01       $  45,083.32               $  18,954.57
 2/28/01       $  36,573.08               $  16,355.90
 3/31/01       $  32,365.56               $  14,869.15
 4/30/01       $  37,315.59               $  16,690.62
 5/31/01       $  36,806.85               $  17,077.84
 6/30/01       $  36,816.53               $  17,544.07
 7/31/01       $  35,209.08               $  16,047.56
 8/31/01       $  32,439.61               $  15,044.58
 9/30/01       $  25,428.78               $  12,616.39
10/31/01       $  28,895.46               $  13,830.09
11/30/01       $  32,817.26               $  14,984.90
12/31/01       $  35,112.24               $  15,918.46
 1/31/02       $  34,376.30               $  15,350.17
 2/28/02       $  31,451.89               $  14,360.08
 3/31/02       $  34,260.10               $  15,607.97
 4/30/02       $  32,575.18               $  15,272.40
 5/31/02       $  29,873.49               $  14,380.49
 6/30/02       $  26,581.11               $  13,161.03
 7/31/02       $  21,845.90               $  11,140.81
 8/31/02       $  22,126.72               $  11,136.35
 9/30/02       $  19,889.84               $  10,330.08
10/31/02       $  21,168.05               $  10,852.78
11/30/02       $  24,092.46               $  11,928.29
12/31/02       $  21,710.33               $  11,102.86
 1/31/03       $  21,429.51               $  10,800.86
 2/28/03       $  20,625.78               $  10,512.48
 3/31/03       $  20,800.08               $  10,671.21
 4/30/03       $  22,494.69               $  11,680.71
 5/31/03       $  25,622.45               $  12,994.79
 6/30/03       $  26,019.47               $  13,245.59
 7/31/03       $  27,646.29               $  14,246.96
 8/31/03       $  29,854.12               $  15,009.17
 9/30/03       $  28,721.16               $  14,630.94
10/31/03       $  31,655.25               $  15,892.12
11/30/03       $  33,127.13               $  16,413.39
12/31/03       $  33,466.05               $  16,483.96
 1/31/04       $  35,344.65               $  17,349.37
 2/29/04       $  35,344.65               $  17,326.82
 3/31/04       $  34,695.85               $  17,408.25
 4/30/04       $  32,904.41               $  16,536.10
 5/31/04       $  33,359.54               $  16,865.17
 6/30/04       $  34,753.96               $  17,426.78
 7/31/04       $  30,435.13               $  15,863.60
 8/31/04       $  29,031.03               $  15,520.94
 9/30/04       $  30,967.72               $  16,379.25
10/31/04       $  31,626.20               $  16,778.91
11/30/04       $  33,504.79               $  18,193.37
12/31/04       $  35,044.46               $  18,848.33
 1/31/05       $  34,279.47               $  18,007.69
 2/28/05       $  36,109.64               $  18,254.40
 3/31/05       $  34,453.77               $  17,573.51

Small-Cap Growth Class R Return--244.54%
Russell 2000 Growth Return--75.74%

Dear Shareholders:

The rate of return of the Hallmark Small-Cap Growth Fund was (0.7)% for the 12 month period ending March 31, 2005 versus a return of 0.85% for the Russell 2000(R) Growth, our benchmark. The Fund's five-year return still bears the weight of the devastating bear market of 2001 and 2002, which was particularly harsh on small-cap growth investors. Our ten-year return is hopefully more indicative of the performance an investor can expect from small-cap growth stocks and the Hallmark Fund. For the 10-year period, the Hallmark Small-Cap Growth Fund produced a compounded return of 13.5%, far exceeding the 5.8% return of the Russell 2000(R) Growth. In fact, our ten year return exceeds that of all the leading indexes during the period. Looking at it another way, a $10,000 investment in the Hallmark Small-Cap Growth Fund ten years ago would have grown to $34,453 by March 31, 2005. A similar amount invested in the Russell 2000 Growth Index would have returned $17,574, a difference of $16,879.

The last 12 months have been a challenging period for all growth stock investors, whether their focus was the large, blue chip growth stocks or the smaller emerging growth companies that we focus on in the Hallmark Fund. In contrast, the solid returns produced by the value sector of the market, which includes the more cyclical manufacturing and materials areas, have left growth stock investors feeling cheated. After three years of underperformance, growth stock valuations attach little premium for above average, consistent growth rates. Value stocks, on the other hand, carry historically high multiples that imply that last year's cyclical peak growth rates can be sustained in this year's slower growth economy.

We think the relative performance of growth and value stocks will inevitably invert with growth taking the lead as the growth rates of more cyclical companies inevitably return to a lower, more normalized levels and the earnings of "real" growth companies continue to advance. This kind of style rotation from value to growth is already evident in the recent excellent performance of the Hallmark Fund and, by the way, is historically consistent with past cycles.

The Hallmark Fund's actual portfolio characteristics clearly reflect our small-cap growth mandate. Based on the mean earnings and revenue estimates of independent institutional analysts as well as our own, our portfolio companies on average are expected to grow revenues and earnings by 16% and 30.5% over the next twelve months. By contrast estimates of growth for the Standard & Poor's 500 Index in 2005 are in the 8% and 9.7% range. Our company's profitability ratios are also outstanding with an average operating margin of 14.7%, significantly higher than average.

The portfolio's four major industry concentrations are healthcare, technology, consumer, and energy. Healthcare represents over 30% of the Fund, by far the largest concentration. This reflects the sector's excellent relative performance in 2004 and the addition of a fifth sub-sector, disease management. Demand growth for healthcare products and services is a function of unstoppable demographics and significant technical advances in drugs and medical devices. Our more recent investments have been companies that address the cost equation in healthcare. They provide services that help manage and alleviate these rising costs through operational and clinical efficiencies. Disease management has emerged as a new and discreet service offered by several smaller companies, of which we own two. These companies seek to lower cost and reduce demand by improving health through facilitating the interaction between the patient and his or her physician. Prior attempts at managing costs were based on the rationing approach adopted by managed care providers. This did not work. Based on the number of major providers signing up for the disease management program, the concept is now proving itself effective.

                                                          FIVE YEARS     10 YEARS    INCEPTION    INCEPTION
                                              ONE YEAR    ANNUALIZED    ANNUALIZED   ANNUALIZED      DATE
                                              --------    ----------    ----------   ----------   ---------
AS OF MARCH 31, 2005:
Small-Cap Growth Class R                         (0.70)%       (8.69)%       13.16%       14.13%   11/14/94
Russell 2000 Growth                               0.85%        (6.60)%        5.80%        5.25%

Technology, our next largest concentration, is finally starting to perform better after a disappointing 12-month period. Business across the board is improving, and with valuations reflecting very low expectations we are optimistic about this important sector for the coming year.

ED VROOM & ADELE WEISMAN
CO-PORTFOLIO MANAGERS,
ROANOKE ASSET MANAGEMENT CORP

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark Small-Cap Growth Fund on 03/31/1995 to a $10,000 investment made in the Russell 2000(R) Growth Index on that date. All dividends and capital gains are reinvested. Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                                   (UNAUDITED)

               HALLMARK EQUITY SERIES TRUST--SMALL-CAP GROWTH FUND

                     SCHEDULE OF INVESTMENTS--MARCH 31, 2005

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS--100.1%
              CAPITAL GOODS--4.5%

    32,900    Applied Films Corp.*                                           $    760,648
    54,900    Orbotech, Ltd.*                                                   1,202,310
    13,100    Photon Dynamics, Inc.*                                              249,686
                                                                             ------------
                                                                                2,212,644
                                                                             ------------
              CONSUMER DURABLES--2.0%
    65,333    Activision, Inc.*                                                   966,933
                                                                             ------------
              CONSUMER NON-DURABLES--8.9%
    72,000    Fossil, Inc.*                                                     1,866,600
    56,750    Pacific Sunwear of California, Inc.*                              1,587,865
    26,700    Williams-Sonoma, Inc.*                                              981,225
                                                                             ------------
                                                                                4,435,690
                                                                             ------------
              CONSUMER SERVICES--2.0%
    37,200    NuCo2, Inc.*                                                        978,360
                                                                             ------------
              ENERGY--9.6%
    21,100    Newfield Exploration Co.*                                         1,566,886
    69,000    Tesco Corp.*                                                        798,330
    71,933    XTO Energy, Inc.                                                  2,362,291
                                                                             ------------
                                                                                4,727,507
                                                                             ------------
              FINANCIAL SERVICES--2.7%
    29,300    Brown & Brown, Inc.                                               1,350,437
                                                                             ------------
              HEALTHCARE-BIOTECH/PHARMACEUTICALS--6.2%
    90,200    Alkermes, Inc.*                                                     936,276
    15,300    Martek Biosciences Corp.*                                           890,307
    36,900    Protein Design Labs, Inc.*                                          590,031
    43,700    Telik, Inc.*                                                        658,996
                                                                             ------------
                                                                                3,075,610
                                                                             ------------
              HEALTHCARE-DEVICES/DIAGNOSTIC--5.2%
    21,400    Advanced Neuromodulation Systems, Inc.*                             573,734
    25,000    Gen-Probe, Inc.*                                                  1,114,000
    23,700    Orthofix International N.V.*                                        927,855
                                                                             ------------
                                                                                2,615,589
                                                                             ------------
              HEALTHCARE-PHARMACEUTICALS BENEFIT MANAGEMENT--8.8%
    70,100    Caremark Rx, Inc.*                                                2,788,578
    96,200    HealthExtras, Inc.*                                               1,601,730
                                                                             ------------
                                                                                4,390,308
                                                                             ------------
              HEALTHCARE-SPECIALTY DISTRIBUTION--5.0%
   241,171    BioScrip, Inc.*                                                   1,454,261
    88,800    PSS World Medical, Inc.*                                          1,009,656
                                                                             ------------
                                                                                2,463,917
                                                                             ------------
              HEALTHCARE SERVICES--8.9%
    52,600    American Healthways, Inc.*                                        1,736,852
    42,000    Matria Healthcare, Inc.*                                          1,289,820
   147,600    TriZetto Group, Inc.*                                             1,374,156
                                                                             ------------
                                                                                4,400,828
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS (CONTINUED)
              TECHNOLOGY-COMPONENTS--5.0%
   126,900    Aeroflex, Inc.*                                                $  1,183,977
    48,900    O2Micro International, Ltd.*                                        503,181
    62,050    Vishay Intertechnology, Inc.*                                       771,281
                                                                             ------------
                                                                                2,458,439
                                                                             ------------
              TECHNOLOGY/DESK/OTHER SOFTWARE--2.4%
    21,800    Avid Technology, Inc.*                                            1,179,816
                                                                             ------------
              TECHNOLOGY-ENTERPRISE SOFTWARE--16.2%
    94,500    BEA Systems, Inc.*                                                  753,165
    33,550    Business Objects S.A. ADR*                                          902,160
   169,500    Captaris, Inc.*                                                     686,475
    39,399    Fair Isacc Corp.                                                  1,356,902
    91,300    MRO Software, Inc.*                                               1,280,939
    43,600    Serena Software, Inc.*                                            1,035,936
   115,300    Witness Systems, Inc.*                                            2,023,515
                                                                             ------------
                                                                                8,039,092
                                                                             ------------
              TECHNOLOGY HARDWARE--1.1%
    56,800    Intevac, Inc.*                                                      535,624
                                                                             ------------
              TECHNOLOGY-SEMI-CAP EQUIPMENT--8.6%
    74,300    ATMI, Inc.*                                                       1,860,472
    81,300    Brooks Automation, Inc.*                                          1,234,134
    12,000    KLA-Tencor Corp.*                                                   552,120
    79,300    Mattson Technology, Inc.*                                           629,642
         1    Taiwan Semiconductor SP ADR                                               8
                                                                             ------------
                                                                                4,276,376
                                                                             ------------
              TELECOMMUNICATIONS--3.0%
    33,700    AudioCodes, Ltd.*                                                   379,462
   128,000    Applied Micro Circuits Corp.*                                       421,120
   105,100    Skyworks Solutions, Inc.*                                           667,385
                                                                             ------------
                                                                                1,467,967
                                                                             ------------

              TOTAL INVESTMENTS (COST $45,542,488)                   100.1%    49,575,137
              LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.1)       (62,412)
                                                                     -----   ------------
              NET ASSETS                                             100.0%  $ 49,512,725
                                                                     =====   ============

----------
Values of investments are shown as a percentage of net assets.
*  Non-income producing security.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 HALLMARK EQUITY SERIES TRUST--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005

ASSETS:
   Investments in securities, at value
     (cost $45,542,488)                                          $   49,575,137
   Receivable for securities sold                                       304,823
   Receivable for fund shares sold                                      122,998
   Dividends receivable                                                   3,596
                                                                 --------------
     Total Assets                                                    50,006,554
                                                                 --------------

LIABILITIES:
   Due to custodian                                                     366,014
   Payable for fund shares redeemed                                     127,815
                                                                 --------------
     Total Liabilities                                                  493,829
                                                                 --------------
NET ASSETS (Note 1)                                              $   49,512,725
                                                                 ==============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)            $        1,668
   Paid in capital                                                   70,257,715
   Accumulated net realized loss on investments                     (24,779,307)
   Net unrealized appreciation on investments                         4,032,649
                                                                 --------------
NET ASSETS                                                       $   49,512,725
                                                                 ==============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($32,769,917/921,043 shares)                          $        35.58
                                                                 ==============
   Class I ($16,742,808/747,512 shares)                          $        22.40
                                                                 ==============

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005 AND THE YEAR ENDED MAY 31, 2004

                                                                    PERIOD            YEAR
                                                                     ENDED            ENDED
                                                                   MARCH 31,         MAY 31,
                                                                     2005*            2004
                                                                 --------------   --------------
INVESTMENT INCOME:
   Dividends**                                                   $       36,390   $       28,368
   Interest                                                                  --            5,382
                                                                 --------------   --------------
     Total Investment Income                                             36,390           33,750
                                                                 --------------   --------------
EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                            424,037          612,779
     Class I                                                            191,500          198,636
   Distribution (12b-1) fees - Class R                                   81,545          117,842
   Interest expense                                                         418            2,532
   Trustee fees                                                             907              604
                                                                 --------------   --------------
     Total Expenses                                                     698,407          932,393
                                                                 --------------   --------------
     Net Investment Loss                                               (662,017)        (898,643)
                                                                 --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments                             (764,051)       2,920,138
   Net change in unrealized appreciation
     on investments                                                   3,994,279       14,728,810
                                                                 --------------   --------------
   Net realized and unrealized gain (loss)
     on investments                                                   3,230,228       17,648,948
                                                                 --------------   --------------
   Net Increase in Net Assets
     Resulting from Operations                                   $    2,568,211   $   16,750,305
                                                                 ==============   ==============

----------
*  For the period from June 1, 2004 to March 31, 2005 (Note 1).
** Dividends are net of foreign tax withholdings of $4,223 and $0, respectively.

                       STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD ENDED MARCH 31, 2005 AND FOR THE YEARS ENDED MAY 31, 2004
                                AND MAY 31, 2003

                                                                  PERIOD ENDED          YEARS ENDED MAY 31,
                                                                    MARCH 31,     -------------------------------
                                                                     2005*             2004             2003
                                                                 --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss                                            $     (662,017)  $     (898,643)  $     (664,418)
  Net realized gain (loss) on investments                              (764,051)       2,920,138       (5,536,405)
  Net change in unrealized appreciation (depreciation)
    on investments                                                    3,994,279       14,728,810       (5,083,835)
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets resulting
    from operations                                                   2,568,211       16,750,305      (11,284,658)
                                                                 --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS (Note 5):
  Proceeds from sale of shares                                       13,949,480       14,291,477       13,349,753
  Cost of shares redeemed                                           (35,414,583)     (17,427,932)     (18,720,887)
                                                                 --------------   --------------   --------------
  Net decrease in net assets resulting from capital
    share transactions                                              (21,465,103)      (3,136,455)      (5,371,134)
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets                             (18,896,892)      13,613,850      (16,655,792)
NET ASSETS:
  Beginning of period                                                68,409,617       54,795,767       71,451,559
                                                                 --------------   --------------   --------------
  End of period                                                  $   49,512,725   $   68,409,617   $   54,795,767
                                                                 ==============   ==============   ==============

----------
*  For the period from June 1, 2004 to March 31, 2005 (Note 1).

                       SEE NOTES TO FINANCIAL STATEMENTS.

[CHART]

                     HALLMARK STRATEGIC GROWTH FUND-CLASS R

               STRATEGIC GROWTH
                 CLASS R RETURN       S&P 500 RETURN
 6/01/99           $  10,000.00         $  10,000.00
 6/30/99           $  10,500.00         $  10,606.14
 7/31/99           $  10,170.00         $  10,266.25
 8/31/99           $  10,000.00         $  10,202.05
 9/30/99           $   9,950.00         $   9,910.76
10/31/99           $  10,480.00         $  10,530.57
11/30/99           $  11,070.00         $  10,731.31
12/31/99           $  12,080.00         $  11,352.05
 1/31/00           $  11,740.00         $  10,774.19
 2/29/00           $  12,140.00         $  10,557.54
 3/31/00           $  13,500.00         $  11,578.66
 4/30/00           $  12,390.00         $  11,222.09
 5/31/00           $  11,590.00         $  10,976.16
 6/30/00           $  12,140.00         $  11,238.85
 7/31/00           $  11,880.00         $  11,055.20
 8/31/00           $  12,580.00         $  11,726.24
 9/30/00           $  11,730.00         $  11,099.08
10/31/00           $  11,550.00         $  11,044.15
11/30/00           $  10,280.00         $  10,159.86
12/31/00           $  10,330.00         $  10,201.04
 1/31/01           $  11,230.00         $  10,554.37
 2/28/01           $   9,610.00         $   9,580.30
 3/31/01           $   8,860.00         $   8,965.20
 4/30/01           $   9,610.00         $   9,653.86
 5/31/01           $   9,500.00         $   9,703.00
 6/30/01           $   9,290.00         $   9,460.39
 7/31/01           $   8,910.00         $   9,358.48
 8/31/01           $   8,210.00         $   8,758.52
 9/30/01           $   7,220.00         $   8,042.74
10/31/01           $   7,510.00         $   8,188.31
11/30/01           $   8,140.00         $   8,803.87
12/31/01           $   8,140.00         $   8,870.55
 1/31/02           $   7,810.00         $   8,732.40
 2/28/02           $   7,380.00         $   8,551.06
 3/31/02           $   7,670.00         $   8,865.22
 4/30/02           $   6,940.00         $   8,320.74
 5/31/02           $   6,820.00         $   8,245.17
 6/30/02           $   6,150.00         $   7,647.77
 7/31/02           $   5,710.00         $   7,043.56
 8/31/02           $   5,790.00         $   7,077.94
 9/30/02           $   5,150.00         $   6,299.20
10/31/02           $   5,800.00         $   6,843.76
11/30/02           $   6,150.00         $   7,234.33
12/31/02           $   5,650.00         $   6,797.86
 1/31/03           $   5,560.00         $   6,611.50
 2/28/03           $   5,540.00         $   6,499.08
 3/31/03           $   5,640.00         $   6,553.40
 4/30/03           $   6,090.00         $   7,084.51
 5/31/03           $   6,430.00         $   7,445.10
 6/30/03           $   6,550.00         $   7,529.40
 7/31/03           $   6,710.00         $   7,651.55
 8/31/03           $   6,810.00         $   7,788.31
 9/30/03           $   6,750.00         $   7,695.29
10/31/03           $   7,200.00         $   8,118.23
11/30/03           $   7,170.00         $   8,176.10
12/31/03           $   7,360.00         $   8,591.16
 1/31/04           $   7,560.00         $   8,739.59
 2/29/04           $   7,680.00         $   8,846.29
 3/31/04           $   7,530.00         $   8,701.57
 4/30/04           $   7,290.00         $   8,555.47
 5/31/04           $   7,370.00         $   8,658.85
 6/30/04           $   7,430.00         $   8,814.61
 7/31/04           $   7,150.00         $   8,512.35
 8/31/04           $   7,210.00         $   8,531.83
 9/30/04           $   7,300.00         $   8,611.72
10/31/04           $   7,410.00         $   8,732.40
11/30/04           $   7,670.00         $   9,069.43
12/31/04           $   7,940.00         $   9,363.81
 1/31/05           $   7,730.00         $   9,126.99
 2/28/05           $   7,720.00         $   9,299.52
 3/31/05           $   7,630.00         $   9,121.74

Strategic Growth Class R Return--(23.70)%
S&P 500 Return--(8.78)%

Dear Shareholders:

The Hallmark Strategic Growth Fund ("R" class of shares) returned 1.33% for the 12-month period ending March 31, 2005. This compares to the fund's benchmark, the S&P 500 Index, which returned 4.76% for the same period. However, the fund correlates higher to the Russell 1000 Growth Index, rendering comparisons against it more meaningful. For the period, the Russell 1000 Growth Index returned 1.54%. Over the period, value stocks continued their outperformance over growth issues, a factor that proved detrimental to the fund's performance relative to the S&P 500 Index. However, after six straight years of small cap leadership, large caps returned to the forefront to lead the market for the final four months of the period. During the early portion of the period, stocks registered negative returns, as such positive factors as improving corporate earnings and legislation extending tax cuts failed to overcome a variety of headwinds. Most significantly, oil prices surged to record levels.

Factors such as rising demand and concerns about supply arising from OPEC and terrorist pipeline attacks in Iraq helped carry fuel prices higher. Subsequently, after a flat start to the fourth quarter, equity markets surged in response to the uncontested U.S. Presidential election results as well as a retreat in energy prices. In fact, the rally over the final two months of the year constituted the bulk of 2004's gains. However, the first three months of 2005 witnessed the broader equity market's unsuccessful struggle to remain above the break-even mark. Widespread expectations for slower domestic and global growth, some well-publicized corporate earnings disappointments, and sustained strength in oil prices all weighed on equity markets during the first quarter of 2005. Against this backdrop, the Fund trailed the performance of the S&P 500 Index, while outperforming the Russell 1000 Growth Index. As the name of this Fund implies, we look to purchase stocks of companies with strong growth prospects. While we strive to maintain exposure to most major industries, we have identified technology, healthcare, media and leisure, and financial services as having the best long-term growth potential.

Over the 12-month period ending March 31, 2005, strong stock selection boosted the portfolio's returns. Specifically, Carnival Corporation continued to post strong gains thanks to an improving global economy and new routes in Europe. Additional standouts in the media and leisure sector included stocks in the restaurant industry, as selections such a Cracker Barrel benefited from a rebound in consumer spending and lower unemployment. Rounding out the media and leisure sector were strong returns from Disney and Comcast. Disney benefited from ratings gains at ABC thanks to hit shows such as DESPERATE HOUSEWIVES and LOST, continued strength at ESPN, and higher theme park attendance from foreign travelers due to a weaker dollar. Comcast, the largest cable operator in the country, was aided by strength in digital cable and video on demand. An unwinding of the firm's Time Warner cable stake and the acquisition of Adelphia's assets also proved to be a positive catalyst. Among defense names, the prolonged war in Iraq buoyed the entire industry. In particular, Lockheed Martin benefited from strength in the government IT market and the company's victory in the competition for the right to build the President's new Marine One helicopter.

Elsewhere, the materials select SPDR rose nearly 18% for the period, thanks to rising commodity prices driven by growing demand from emerging markets such as China. General Electric, whose shares are a good barometer for the health of the economy as a whole, also experienced an impressive return for the period. CEO Jeffrey Immelt shed approximately $10 billion worth of underperforming assets to acquire companies in higher growth areas, with particular emphasis on overseas and emerging markets. Other notable performers included Johnson & Johnson and Exxon Mobil. Johnson & Johnson continued to gain market share in the lucrative stent market, while investors reacted favorably to the Guidant acquisition. Exxon Mobil recorded the largest profit ever posted by a company during the period, as record high oil and gasoline prices aided the company's drilling and refining operations. Conversely, while strong stock selection within the energy sector boosted performance, an underweighting of the energy sector hampered returns. Another detractor from performance included Amazon.com, whose stock suffered from concerns over the company's declining profitability. Finally, the poor performance of the technology sector hindered results. The technology sector's weak performance was largely attributable to fears that consumer and corporate spending on IT was slowing as inventories were building and margins declining.

                                                                 FIVE YEARS    INCEPTION     INCEPTION
                                                      ONE YEAR   ANNUALIZED    ANNUALIZED       DATE
                                                      --------   ----------    ----------    ---------
AS OF MARCH 31, 2005:
Strategic Growth Class R                                  1.33%      (10.78)%       (4.53)%     6/1/99
S&P 500                                                   4.76%       (4.66)%       (1.66)%

The Hallmark Strategic Growth Fund will continue to focus on companies that are leaders in their industry as we seek to outperform the broader market. Going forward, we believe the environment for stocks looks favorable. Overall, corporate earnings per share are expected to increase approximately 11.8% in 2005 while valuations appear reasonable, with the S&P 500 Index's price to earnings ratio currently hovering around 15.6 times forward earnings. Amid manageable levels of inflation and tame job growth, we expect the Federal Reserve to continue to increase interest rates until the desired "neutral" Fed Funds Rate is achieved. At the same time, we project oil prices will trend down as speculators unwind positions and fears over supply disruptions abate. As such, we will continue to hold an underweighted position in the energy sector, while positioning the fund to benefit from a sustainable economic recovery. Pursuant to this philosophy, we maintain our conviction that large cap growth issues will lead the second leg of the recovery.

KENNETH SHAPIRO,
PRESIDENT,
CONDOR CAPITAL MANAGEMENT, INC.

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Hallmark Strategic Growth Fund on 6/01/1999 (inception date) to a $10,000 investment made in the S&P 500 Index on that date. All dividends and capital gains are reinvested. The Standard & Poor's 500(R) Index (S&P 500) is an unmanaged index generally representative of the U.S. stock market

                                   (UNAUDITED)

               HALLMARK EQUITY SERIES TRUST--STRATEGIC GROWTH FUND
                     SCHEDULE OF INVESTMENTS--MARCH 31, 2005

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS--98.6%
              AEROSPACE-DEFENSE--2.5%
       400    General Dynamics Corp.                                         $     42,820
       500    Lockheed Martin Corp.                                                30,530
       500    Northrop Grumman Corp.                                               26,990
                                                                             ------------
                                                                                  100,340
                                                                             ------------
              BASIC INDUSTRIES--1.1%
     1,500    Materials Select Sector Trust                                        45,195
                                                                             ------------
              BUSINESS SERVICES--2.2%
       400    Mcgraw-Hill Companies Inc.                                           34,900
       750    United Parcel Service, Inc. - Class B                                54,555
                                                                             ------------
                                                                                   89,455
                                                                             ------------
              CONGLOMERATES--4.2%
        10    Berkshire Hathaway, Inc. - Class B*                                  28,560
     3,000    General Electric Co.                                                108,180
       300    United Technologies Corp.                                            30,498
                                                                             ------------
                                                                                  167,238
                                                                             ------------
              ENERGY--2.2%
       400    Energy Select Sector SPDR Fund                                       17,160
       700    Exxon Mobil Corp.                                                    41,720
       300    Oil Service HOLDRs Trust                                             28,875
                                                                             ------------
                                                                                   87,755
                                                                             ------------
              FINANCIAL SERVICES-BANKS/S&L--9.1%
       600    Bank of America Corp.                                                26,460
     2,000    Citigroup, Inc.                                                      89,880
     2,500    JP Morgan Chase & Co.                                                86,500
     2,500    MBNA Corp.                                                           61,375
     1,200    Wachovia Corp.                                                       61,092
       700    Wells Fargo & Co.                                                    41,860
                                                                             ------------
                                                                                  367,167
                                                                             ------------
              FINANCIAL SERVICES-BROKERAGES & INSURANCE--7.7%
     1,000    American Express Co.                                                 51,370
     7,000    The Charles Schwab Corp.                                             73,570
     1,000    Goldman Sachs Group, Inc.                                           109,990
     1,350    Morgan Stanley                                                       77,287
                                                                             ------------
                                                                                  312,217
                                                                             ------------
              HEALTH--14.7%
     1,300    Amgen, Inc.*                                                         75,673
     1,600    Barr Laboratories, Inc.*                                             78,128
       800    Biomet, Inc.                                                         29,040
       400    Covance Inc.*                                                        19,044
       200    Dentsply International Inc.                                          10,882
     1,000    Genentech, Inc.*                                                     56,610
     1,500    Johnson & Johnson, Inc.                                             100,740
       700    Medtronic, Inc.                                                      35,665
     1,000    Novartis AG ADR                                                      46,780
     1,000    Pharmaceutical Product Development, Inc.*                            48,450
       800    Sanofi-Aventis ADR                                                   33,872

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS (CONTINUED)
              HEALTH (CONTINUED)
       400    Stryker Corp.                                                  $     17,844
       500    Zimmer Holdings, Inc.*                                               38,905
                                                                             ------------
                                                                                  591,633
                                                                             ------------
              INDUSTRIAL MACHINERY & TECHNOLOGY--0.9%
       400    Caterpillar, Inc.                                                    36,576
                                                                             ------------
              MANUFACTURING--2.4%
     1,000    Danaher Corp.                                                        53,410
       500    3M Co.                                                               42,845
                                                                             ------------
                                                                                   96,255
                                                                             ------------
              MEDIA & LEISURE--12.1%
       700    CBRL Group, Inc.                                                     28,910
       700    Carnival Corp.                                                       36,267
     1,000    Cendant Corp.                                                        20,540
     4,000    Comcast Corp. - Special Class A*                                    133,600
       800    Electronic Arts, Inc.*                                               41,424
       300    Harrah's Entertainment, Inc.                                         19,374
       750    IAC/InterActiveCorp.*                                                16,703
       700    Outback Steakhouse, Inc.                                             32,053
     4,000    The Walt Disney Co.                                                 114,920
     1,300    XM Satellite Radio Holdings, Inc. - Class A*                         40,950
                                                                             ------------
                                                                                  484,741
                                                                             ------------
              NON-DURABLES--5.4%
     1,000    Alberto-Culver Corp.                                                 47,860
     1,000    Pactiv Corp.*                                                        23,350
     1,000    Pepsico, Inc.                                                        53,030
     1,750    Proctor & Gamble Co.                                                 92,750
                                                                             ------------
                                                                                  216,990
                                                                             ------------
              RETAILING--9.5%
     1,200    Amazon.com, Inc.*                                                    41,124
     1,300    Dollar Tree Stores, Inc.*                                            37,349
     1,700    Home Depot, Inc.                                                     65,008
     1,000    Lowe's Co., Inc.                                                     57,090
     1,500    Michaels Stores, Inc.                                                54,450
     1,500    Target Corp.                                                         75,030
     1,000    Wal-Mart Stores, Inc.                                                50,110
                                                                             ------------
                                                                                  380,161
                                                                             ------------
              TECHNOLOGY-HARDWARE--12.9%
     5,000    Applied Materials, Inc.*                                             81,250
     4,000    Cisco Systems, Inc.*                                                 71,560
     2,500    Dell Computer Corp.*                                                 96,050
     4,000    Intel Corp.                                                          92,920
     1,200    International Business Machines Corp.                               109,656
       700    L-3 Communications Holdings, Inc.                                    49,714
       500    Linear Technology                                                    19,155
                                                                             ------------
                                                                                  520,305
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                VALUE
  SHARES                                                                       (NOTE 1)
----------                                                                   ------------
              COMMON STOCKS (CONTINUED)
              TECHNOLOGY-SOFTWARE--5.0%
     5,000    Microsoft Corp.                                                $    120,850
     5,000    Oracle Corp.*                                                        62,400
       300    Websense, Inc.*                                                      16,140
                                                                             ------------
                                                                                  199,390
                                                                             ------------
              TELECOMMUNICATIONS--4.9%
     6,000    Lucent Technologies, Inc.*                                           16,500
       790    Lucent Technologies, Inc. Warrants - Exp. 12/10/07*                     529
     3,000    QUALCOMM, Inc.                                                      109,950
     2,000    Verizon Communications, Inc.                                         71,000
                                                                             ------------
                                                                                  197,979
                                                                             ------------
              TRANSPORTATION--1.8%
       800    Burlington Northern Santa Fe Corp.                                   43,144
       700    Heartland Express Inc.                                               13,405
     1,000    Southwest Airlines Co.                                               14,240
                                                                             ------------
                                                                                   70,789
                                                                             ------------

              TOTAL INVESTMENTS (COST $4,340,299)                     98.6%     3,964,186
              OTHER ASSETS                                             1.4         57,000
                                                                     -----   ------------
              NET ASSETS                                             100.0%  $  4,021,186
                                                                     =====   ============

----------
Values of investments are shown as a percentage of net assets.
*  Non-income producing security.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

               HALLMARK EQUITY SERIES TRUST--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005

ASSETS:
   Investments in securities, at value
     (cost $4,340,299)                                           $    3,964,186
   Cash                                                                  53,769
   Dividends receivable                                                   3,041
   Receivable for fund shares sold                                          190
                                                                 --------------
TOTAL NET ASSETS (Note 1)                                        $    4,021,186
                                                                 ==============

COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)            $          519
   Paid in capital                                                    8,062,944
   Undistributed net investment income                                   17,965
   Accumulated net realized loss on investments                      (3,684,129)
   Net unrealized depreciation on investments                          (376,113)
                                                                 --------------
NET ASSETS                                                       $    4,021,186
                                                                 ==============

NET ASSET VALUE PER SHARE
   (offering and redemption price per share):
   Class R ($1,010,097/132,310 shares)                           $         7.63
                                                                 ==============
   Class I ($3,011,089/386,200 shares)                           $         7.80
                                                                 ==============

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005 AND THE YEAR ENDED MAY 31, 2004

                                                                    PERIOD            YEAR
                                                                     ENDED            ENDED
                                                                   MARCH 31,         MAY 31,
                                                                     2005*             2004
                                                                 --------------   --------------
INVESTMENT INCOME:
   Dividends**                                                   $       53,155   $       50,564
   Interest                                                                  --            3,126
                                                                 --------------   --------------
     Total Investment Income                                             53,155           53,690
                                                                 --------------   --------------
EXPENSES (Note 3):
   Comprehensive management fee
     Class R                                                              9,984           11,621
     Class I                                                             23,063           30,529
   Distribution (12b-1) fees - Class R                                    2,080            2,421
   Trustee fees                                                              63               46
   Interest Expense                                                          --              600
                                                                 --------------   --------------
     Total Expenses                                                      35,190           45,217
                                                                 --------------   --------------
     Net Investment Income                                               17,965            8,473
                                                                 --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized loss on investments                                    (170,949)        (234,117)
   Net change in unrealized depreciation
     on investments                                                     310,191          843,681
                                                                 --------------   --------------
   Net realized and unrealized gain on
     investments                                                        139,242          609,564
                                                                 --------------   --------------
   Net Increase in Net Assets Resulting
     from Operations                                             $      157,207   $      618,037
                                                                 ==============   ==============

----------
*  For the period from June 1, 2004 to March 31, 2005 (Note 1).
** Dividends are net of foreign tax withholdings of $0 and $161, respectively.

                       STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD ENDED MARCH 31, 2005 AND FOR THE YEARS ENDED MAY 31, 2004
                                AND MAY 31, 2003

                                                                  PERIOD ENDED          YEARS ENDED MAY 31,
                                                                    MARCH 31,     -------------------------------
                                                                     2005*             2004             2003
                                                                 --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                          $       17,965   $        8,473   $        7,372
  Net realized loss on investments                                     (170,949)        (234,117)      (1,012,683)
  Net change in unrealized depreciation on investments                  310,191          843,681          519,014
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets resulting
    from operations                                                     157,207          618,037         (486,297)
                                                                 --------------   --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
   Class I                                                               (8,469)          (7,372)              --
                                                                 --------------   --------------   --------------
  Total dividends to shareholders                                        (8,469)          (7,372)              --
                                                                 --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS (Note 5):
  Net proceeds from sale of shares                                       69,912          112,616          151,691
  Reinvestment of dividends                                               8,457            7,039               --
  Cost of shares redeemed                                              (389,873)        (707,548)      (1,333,825)
                                                                 --------------   --------------   --------------
  Net decrease in net assets resulting from capital
    share transactions                                                 (311,504)        (587,893)      (1,182,134)
                                                                 --------------   --------------   --------------
  Net increase (decrease) in net assets                                (162,766)          22,772       (1,668,431)
NET ASSETS:
  Beginning of period                                                 4,183,952        4,161,180        5,829,611
                                                                 --------------   --------------   --------------
  End of period (including undistributed net investment
    income of $17,965, $8,473, and $7,372, respectively)         $    4,021,186   $    4,183,952   $    4,161,180
                                                                 ==============   ==============   ==============

----------
*  For the period from June 1, 2004 to March 31, 2005 (Note 1).

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Hallmark Equity Series Trust (the "Trust") (formerly, Reserve Private Equity Series Trust) was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of eight series, each a registered investment company: Hallmark Capital Appreciation Fund, Hallmark Informed Investors Growth Fund, Hallmark International Equity Fund, Hallmark International Small-Cap Fund, Hallmark Large-Cap Growth Fund, Hallmark Mid-Cap Growth Fund, Hallmark Small-Cap Growth Fund and Hallmark Strategic Growth Fund (each a "Fund;" collectively the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest authorized of $.001 par value per share.

      On January 4, 2005, the Hallmark Mid-Cap Growth Fund acquired all of the assets of the Segall Bryant & Hamill Mid Cap Fund (the "SBH Fund") in a one for one share exchange for 1,147,926 Class I shares of the Hallmark Mid-Cap Growth Fund, and assumed the SBH Fund's operating history and performance record. The Hallmark Mid-Cap Growth Fund is considered the successor to the SBH Fund. The Hallmark Mid-Cap Growth Fund's Class R shares commenced operations on January 10, 2005.

      Effective March 31, 2005, the Trust's fiscal year end changed from May 31 to March 31. Prior to the transaction described above, the SBH Fund's fiscal year end was April 30.

      The accounting policies summarized below are consistently followed in preparation of the Trust's financial statements in conformity with generally accepted accounting principles.

      SECURITY VALUATION

      Portfolio securities are stated at market value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under the direction of the Trustees.

      MANAGEMENT'S USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on a trade date basis. Dividend income and distributions earned are recorded on the ex-dividend dates. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December. The characterization of dividends as either income or capital gain is determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effects of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at March 31, 2005 as follows:

                                                                  UNDISTRIBUTED   ACCUMULATED
                                                                 NET INVESTMENT    REALIZED
         FUND                                         CAPITAL     INCOME (LOSS)   GAIN (LOSS)
         ----                                       ----------   --------------   -----------
         Hallmark International Equity Fund         $  (89,801)  $       53,202   $    36,599
         Hallmark International Small-Cap Fund              --           70,743       (70,743)
         Hallmark Large-Cap Growth Fund                      3               (3)           --
         Hallmark Mid-Cap Growth Fund                  (90,750)          90,750            --
         Hallmark Small-Cap Growth Fund               (662,017)         662,017            --
         Hallmark Strategic Growth Fund                      4               (4)           --

      During the current fiscal period, permanent differences, primarily due to foreign currency losses (Hallmark International Equity Fund and Hallmark International Small-Cap Fund) and net operating losses, resulted in a net decrease in accumulated net investment loss, a net decrease in accumulated net realized loss on investments and foreign currency transactions and a corresponding decrease in paid in capital. These reclassifications had no effect on net investment income, net realized gain on investments, or net assets.

      Investment income and fund level expenses, (expenses other than the comprehensive management and distribution fees) and realized and unrealized gains (losses) are allocated daily based upon the relative proportion of net assets of each class.

      FOREIGN CURRENCY TRANSLATION

      With respect to the Hallmark International Equity Fund and the Hallmark International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the applicable exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the applicable exchange rate on the transaction date. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions. Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date, and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from the effect of changes in the exchange rate on the value of foreign currency and other assets and liabilities denominated in foreign currencies that are held at period end.

      FEDERAL INCOME TAXES

      It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      At March 31, 2005, the following Funds have capital loss carryforwards as follows:

      HALLMARK CAPITAL APPRECIATION FUND:                  AMOUNT       EXPIRES
                                                        ------------   ---------
                                                        $  3,855,438   3/31/2010
                                                           2,940,691   3/31/2011
                                                        ------------
                                                        $  6,796,129
                                                        ============

      HALLMARK INFORMED INVESTORS GROWTH FUND:             AMOUNT       EXPIRES
                                                        ------------   ---------
                                                          $2,060,051   3/31/2009
                                                           5,048,425   3/31/2010
                                                             536,018   3/31/2011
                                                        ------------
                                                        $  7,644,494
                                                        ============

      HALLMARK INTERNATIONAL EQUITY FUND:                  AMOUNT       EXPIRES
                                                        ------------   ---------
                                                        $  1,419,116   3/31/2010
                                                           1,376,642   3/31/2011
                                                             203,556   3/31/2012
                                                        ------------   ---------
                                                        $  2,999,314
                                                        ============

      HALLMARK LARGE-CAP GROWTH FUND:                      AMOUNT       EXPIRES
                                                        ------------   ---------
                                                        $    263,785   3/31/2009
                                                             101,200   3/31/2010
                                                             353,266   3/31/2011
                                                             771,106   3/31/2012
                                                               6,137   3/31/2013
                                                        ------------
                                                        $  1,495,494
                                                        ============

      HALLMARK SMALL-CAP GROWTH FUND:                      AMOUNT       EXPIRES
                                                        ------------   ---------
                                                        $  1,729,117   3/31/2009
                                                          11,051,254   3/31/2010
                                                           9,361,824   3/31/2011
                                                           1,873,061   3/31/2012
                                                             764,051   3/31/2013
                                                        ------------
                                                        $ 24,779,307
                                                        ============

      HALLMARK STRATEGIC GROWTH FUND:                      AMOUNT       EXPIRES
                                                        ------------   ---------
                                                        $    113,831   3/31/2009
                                                             808,725   3/31/2010
                                                           1,900,687   3/31/2011
                                                             685,602   3/31/2012
                                                              13,137   3/31/2013
                                                        ------------
                                                        $  3,521,982
                                                        ============

      Post-October capital losses are net capital losses from November 1, 2004 through March 31, 2005 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Large-Cap Growth Fund and the Strategic Growth Fund had post-October losses of $444,916 and $162,147, respectively, deferred at March 31, 2005. Post-October currency losses are net currency losses from November 1, 2004 through March 31, 2005 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. The International Equity Fund and International Small-Cap Fund had post-October currency losses of $15,536 and $50,970, respectively, deferred at March 31, 2005.

      During the period ended March 31, 2005, the Capital Appreciation Fund, the Informed Investors Growth Fund, the International Equity Fund and the Mid-Cap Growth Fund utilized $116,804, $197,687, $65,654, and $775,964 of their capital loss carryforwards, respectively.

      BANK OVERDRAFTS

      During the fiscal period, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's Statement of Operations.

(2)   INVESTMENT ACTIVITY

      For the period ended March 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                      AGGREGATE      AGGREGATE
         FUND                                         PURCHASES        SALES
         ----                                       -------------  -------------
         Hallmark Capital Appreciation Fund         $   4,719,988  $   5,517,958
         Hallmark Informed Investors Growth Fund       15,224,662     15,821,904
         Hallmark International Equity Fund             1,474,390      1,636,093
         Hallmark International Small-Cap Fund          3,693,959      5,294,784
         Hallmark Large-Cap Growth Fund                 1,932,264      3,465,080
         Hallmark Mid-Cap Growth Fund                   6,884,011      7,494,084
         Hallmark Small-Cap Growth Fund                 6,567,812     28,590,639
         Hallmark Strategic Growth Fund                   833,687      1,163,989

      At March, 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                                                                     NET UNREALIZED
                                                                                                     APPRECIATION /
         FUND                                      TAX BASIS COST   APPRECIATION    DEPRECIATION     (DEPRECIATION)
         ----                                      --------------   ------------   --------------    --------------
         Hallmark Capital Appreciation Fund        $    4,117,907   $    300,522   $     (147,524)   $      152,998
         Hallmark Informed Investors Growth Fund        5,641,850        327,655          (96,760)          230,895
         Hallmark International Equity Fund             1,592,393        420,491          (20,720)          399,771
         Hallmark International Small-Cap Fund            461,829         67,723           (7,260)           60,463
         Hallmark Large-Cap Growth Fund                 3,534,232        199,593         (242,184)          (42,591)
         Hallmark Mid-Cap Growth Fund                  13,548,817      2,660,230         (227,709)        2,432,521
         Hallmark Small-Cap Growth Fund                45,542,488     14,303,667      (10,271,018)        4,032,649
         Hallmark Strategic Growth Fund                 4,340,089        496,927         (872,830)         (375,903)

(3)   ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Reserve Management Co., Inc. ("RMCI"), serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the investment management agreement between RMCI and the Trust, on behalf of each Fund, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the Trustees who are not interested persons under the Investment Company Act (the "non-interested

      Trustees"), for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on each class' average daily net assets, at the following annual rates:

         FUND                                                 CLASS R    CLASS I
         ----                                                 -------    -------
         Hallmark Capital Appreciation Fund                    1.20%      0.90%
         Hallmark Informed Investors Growth Fund               1.30       1.00
         Hallmark International Equity Fund                    1.55       1.25
         Hallmark International Small-Cap Fund                 1.55       1.25
         Hallmark Large-Cap Growth Fund                        1.20       0.90
         Hallmark Mid-Cap Growth Fund                          1.25       1.00
         Hallmark Small Cap-Growth Fund                        1.30       1.00
         Hallmark Strategic Growth Fund                        1.20       0.90

      RMCI and the Trust have retained registered investment advisers to serve as the Funds' sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

      RMCI pays each Sub-Adviser a fee for providing these services. RMCI may also pay a Sub-Adviser for marketing assistance. These fees are paid by RMCI and are not additional expenses of the Funds.

      The Trust has adopted a distribution plan under Rule 12b-1 (the "Distribution Plan") and entered into a distribution agreement (the "Distribution Agreement") with respect to the Class R Shares of each Fund with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing financial consultants at its own expense and compensating broker-dealers who provide distribution and other shareholder services for Class R shares of the Funds. RESRV is also responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at the annual rate of 0.25% of Class R's average daily net assets of each Fund. Class I shares do not participate in the Distribution Plan. Certain Officers / Trustees of the Trust are also Officers of RMCI and RESRV.

      Through January 3, 2005, Segall Bryant & Hamill (the "Adviser") provided the SBH Fund with investment management services under an Investment Advisory Agreement. As compensation for its services, the Adviser was entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. The Adviser had agreed to reduce fees payable to it by the SBH Fund and to pay SBH Fund operating expenses to the extent necessary to limit the SBH Fund's aggregate annual operating expenses to 1.40% of average net assets. Through January 3, 2005 the Adviser waived fees as disclosed in the Statement of Operations. Through January 3, 2005, the SBH Fund had a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permitted the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees were paid to the Adviser.

      CONCENTRATIONS OF OWNERSHIP

      As of March 31, 2005, certain key officers of RMCI as a group owned 23.9% of Capital Appreciation Fund, 15.0% of Informed Investors Growth Fund, 10.4% of International Equity Fund, 10.1% of Large-Cap Growth Fund, and 5.0% of Strategic Growth Fund.

      At March 31, 2005, the Hallmark Large-Cap Growth Fund had $403,760 invested in an affiliated insured deposit account. Such amount is included in cash on the Statement of Assets and Liabilities.

(4)   COMMITMENTS AND CONTINGENCIES

      In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

      At March 31, 2005, the Capital Appreciation Fund invested 20.4% of its net assets in the Information Technology industry.

      At March 31, 2005, the Informed Investors Growth Fund invested 24.0% of its net assets in the Information Technology industry.

      At March 31, 2005, the Small-Cap Growth Fund invested 34.1% of its net assets in the Healthcare industry.

(5)   CAPITAL SHARE TRANSACTIONS

      For the period June 1, 2004 to March 31, 2005, the capital share transactions of each Fund were as follows:

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK CAPITAL APPRECIATION FUND                 SHARES        AMOUNT        SHARES        AMOUNT
      ----------------------------------                --------   --------------   --------   --------------
      Sold                                                 1,161   $        9,450     55,124   $      222,107
      Redeemed                                           (83,163)        (686,031)   (25,953)        (102,061)
                                                        --------   --------------   --------   --------------
      Net Increase (Decrease)                            (82,002)  $     (676,581)    29,171   $      120,046
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK INFORMED INVESTORS GROWTH FUND            SHARES        AMOUNT        SHARES        AMOUNT
      ---------------------------------------           --------   --------------   --------   --------------
      Sold                                                14,923   $      167,318     64,318   $      614,903
      Redeemed                                           (75,526)        (835,375)   (40,276)        (358,540)
                                                        --------   --------------   --------   --------------
      Net Increase (Decrease)                            (60,603)  $     (668,057)    24,042   $      256,363
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK INTERNATIONAL EQUITY FUND                 SHARES        AMOUNT        SHARES        AMOUNT
      ----------------------------------                --------   --------------   --------   --------------
      Sold                                                13,859   $      135,094      3,382   $       28,598
      Redeemed                                           (22,909)        (223,726)    (3,456)         (30,342)
                                                        --------   --------------   --------   --------------
      Net Increase (Decrease)                             (9,050)  $      (88,632)       (74)  $       (1,744)
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK INTERNATIONAL SMALL-CAP FUND              SHARES        AMOUNT        SHARES        AMOUNT
      -------------------------------------             --------   --------------   --------   --------------
      Sold                                                62,673   $      546,533        418   $        3,562
      Reinvest                                             9,189           71,404      4,374           34,603
      Redeemed                                          (209,862)      (1,856,977)   (17,542)        (154,696)
                                                        --------   --------------   --------   --------------
      Net Increase (Decrease)                           (138,000)  $   (1,239,040)   (12,750)  $     (116,531)
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK LARGE-CAP GROWTH FUND                     SHARES        AMOUNT        SHARES        AMOUNT
      ------------------------------                    --------   --------------   --------   --------------
      Sold                                                 2,833   $       25,471     17,186   $       56,315
      Reinvest                                                --               --      3,510           11,863
      Redeemed                                           (20,815)        (187,369)  (427,973)      (1,431,787)
                                                        --------   --------------   --------   --------------
      Net Increase (Decrease)                            (17,982)  $     (161,898)  (407,277)  $   (1,363,609)
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK MID-CAP GROWTH FUND*                      SHARES        AMOUNT        SHARES        AMOUNT
      -----------------------------                     --------   --------------   --------   --------------
      Sold                                                 4,465   $       63,282     62,527   $      843,569
      Reinvest                                                --               --      9,842          140,442
      Redeemed                                               (14)            (200)  (114,469)      (1,562,301)
                                                        --------   --------------   --------   --------------
      Net Increase (Decrease)                              4,451   $       63,082    (42,100)  $     (578,290)
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK SMALL-CAP GROWTH FUND                     SHARES        AMOUNT        SHARES        AMOUNT
      ------------------------------                    --------   --------------   --------   --------------
      Sold                                               100,042   $    3,284,221    508,414   $   10,665,259
      Redeemed                                          (556,242)     (19,240,082)  (730,369)     (16,174,501)
                                                        --------   --------------   --------   --------------
      Net Increase (Decrease)                           (456,200)  $  (15,955,861)  (221,955)  $   (5,509,242)
                                                        ========   ==============   ========   ==============

      * The information for Class R shown above reflects activity for the period from January 10, 2005 (Commencement of Class R Operations) to March 31, 2005. The information for Class I shown above reflects the inclusion of operating history of the Segall Bryant & Hamill Mid Cap Growth Fund prior to January 4, 2005, and is for the period May 1, 2004 through March 31, 2005.

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK STRATEGIC GROWTH FUND                     SHARES        AMOUNT        SHARES        AMOUNT
      ------------------------------                    --------   --------------   --------   --------------
      Sold                                                 3,461   $       25,620      5,787   $       44,292
      Reinvest                                                --               --      1,043            8,457
      Redeemed                                            (3,654)         (27,163)   (47,393)        (362,710)
                                                        --------   --------------   --------   --------------
      Net Increase (Decrease)                               (193)  $       (1,543)   (40,563)  $     (309,961)
                                                        ========   ==============   ========   ==============

      For the year ended May 31, 2004, the capital share transactions of each Fund were as follows:

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK CAPITAL APPRECIATION FUND                 SHARES        AMOUNT        SHARES        AMOUNT
      ----------------------------------                --------   --------------   --------   --------------
      Sold                                                 6,592   $       55,425     30,489   $      122,293
      Redeemed                                           (43,323)        (364,671)    (7,284)         (29,480)
                                                        --------   --------------   --------   --------------
      Net Decrease                                       (36,731)  $     (309,246)    23,205   $       92,813
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK INFORMED INVESTORS GROWTH FUND            SHARES        AMOUNT        SHARES        AMOUNT
      ---------------------------------------           --------   --------------   --------   --------------
      Sold                                                37,992   $      387,934     10,664   $       93,912
      Redeemed                                           (60,281)        (598,114)    (2,880)         (24,971)
                                                        --------   --------------   --------   --------------
      Net Decrease                                       (22,289)  $      210,180)     7,784   $       68,941
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK INTERNATIONAL EQUITY FUND                 SHARES        AMOUNT        SHARES        AMOUNT
      ----------------------------------                --------   --------------   --------   --------------
      Sold                                                40,605   $      362,865     18,172   $      138,351
      Redeemed                                           (41,828)        (368,952)   (15,603)        (117,376)
                                                        --------   --------------   --------   --------------
      Net Decrease                                        (1,223)  $       (6,087)     2,569   $       20,975
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK INTERNATIONAL SMALL-CAP FUND              SHARES        AMOUNT        SHARES        AMOUNT
      -------------------------------------             --------   --------------   --------   --------------
      Sold                                               129,849   $    1,145,180    109,963   $    1,041,927
      Reinvested                                           4,881           46,280        866            8,284
      Redeemed                                           (68,827)        (623,009)   (93,060)        (908,209)
                                                        --------   --------------   --------   --------------
      Net Increase                                        65,903   $      568,451     17,769   $      142,002
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK LARGE-CAP GROWTH FUND                     SHARES        AMOUNT        SHARES        AMOUNT
      ------------------------------                    --------   --------------   --------   --------------
      Sold                                                15,319   $      125,073    674,323   $    2,129,601
      Reinvested                                              --               --      1,197            3,878
      Redeemed                                           (31,604)        (273,783)  (153,953)        (500,237)
                                                        --------   --------------   --------   --------------
      Net Increase (Decrease)                            (16,285)  $     (148,710)   521,567   $    1,633,242
                                                        ========   ==============   ========   ==============

                                                                                             CLASS I
                                                                                    -------------------------
      HALLMARK MID-CAP GROWTH FUND**                                                 SHARES        AMOUNT
      ------------------------------                                                --------   --------------
      Sold                                                                           128,184   $    1,554,248
      Reinvested                                                                          --               --
      Redeemed                                                                       (66,698)        (808,090)
                                                                                    --------   --------------
      Net Increase (Decrease)                                                         61,486   $      746,158
                                                                                    ========   ==============

      ** For the year ended April 30, 2004, which was the SBH Fund's fiscal year end.

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK SMALL-CAP GROWTH FUND                     SHARES        AMOUNT        SHARES        AMOUNT
      ------------------------------                    --------   --------------   --------   --------------
      Sold                                               312,169   $   10,141,141    202,845   $    4,150,336
      Redeemed                                          (423,239)     (13,896,846)  (167,166)      (3,531,086)
                                                        --------   --------------   --------   --------------
      Net Increase (Decrease)                           (111,070)  $   (3,755,705)    35,679   $      619,250
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK STRATEGIC GROWTH FUND                     SHARES        AMOUNT        SHARES        AMOUNT
      ------------------------------                    --------   --------------   --------   --------------
      Sold                                                 2,640   $       19,295     12,933   $       93,321
      Reinvested                                              --               --        940            7,039
      Redeemed                                            (7,937)         (57,459)   (88,891)        (650,089)
                                                        --------   --------------   --------   --------------
      Net Decrease                                        (5,297)  $      (38,164)   (75,018)  $     (549,729)
                                                        ========   ==============   ========   ==============

      For the year ended May 31, 2003, the capital share transactions of each Fund were as follows:

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK CAPITAL APPRECIATION FUND                 SHARES        AMOUNT        SHARES        AMOUNT
      ----------------------------------                --------   --------------   --------   --------------
      Sold                                                35,011   $      239,821     28,119   $       92,689
      Redeemed                                           (92,967)        (627,973)   (43,009)        (139,500)
                                                        --------   --------------   --------   --------------
      Net Decrease                                       (57,956)  $     (388,152)   (14,890)  $      (46,811)
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK INFORMED INVESTORS GROWTH FUND            SHARES        AMOUNT        SHARES        AMOUNT
      ---------------------------------------           --------   --------------   --------   --------------
      Sold                                                42,692   $      350,344      6,138   $       42,461
      Redeemed                                          (101,208)        (822,645)    (9,147)         (63,930)
                                                        --------   --------------   --------   --------------
      Net Decrease                                       (58,516)  $     (472,301)    (3,009)  $      (21,469)
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK INTERNATIONAL EQUITY FUND                 SHARES        AMOUNT        SHARES        AMOUNT
      ----------------------------------                --------   --------------   --------   --------------
      Sold                                               172,381   $    1,336,201      9,177   $       59,380
      Redeemed                                          (480,034)      (3,918,020)  (426,390)      (2,554,343)
                                                        --------   --------------   --------   --------------
      Net Decrease                                      (307,653)  $   (2,581,819)  (417,213)  $   (2,494,963)
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK INTERNATIONAL SMALL-CAP FUND              SHARES        AMOUNT        SHARES        AMOUNT
      -------------------------------------             --------   --------------   --------   --------------
      Sold                                               112,956   $      745,374      1,570   $       11,616
      Redeemed                                           (20,217)        (135,024)    (1,640)         (11,184)
                                                        --------   --------------   --------   --------------
      Net Increase (Decrease)                             92,739   $      610,350        (70)  $          432
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK LARGE-CAP GROWTH FUND                     SHARES        AMOUNT        SHARES        AMOUNT
      ------------------------------                    --------   --------------   --------   --------------
      Sold                                                 2,954   $       20,331     14,412   $       35,525
      Redeemed                                           (47,385)        (321,882)   (98,141)        (247,604)
                                                        --------   --------------   --------   --------------
      Net Decrease                                       (44,431)  $     (301,551)   (83,729)  $     (212,079)
                                                        ========   ==============   ========   ==============

                                                                                             CLASS I
                                                                                    -------------------------
                                                                                           YEAR ENDED
                                                                                         APRIL 30, 2003
                                                                                    -------------------------
      HALLMARK MID-CAP GROWTH FUND**                                                 SHARES        AMOUNT
      ------------------------------                                                --------   --------------
      Sold                                                                           212,141   $    2,142,880
      Redeemed                                                                      (132,165)      (1,368,266)
                                                                                    --------   --------------
      Net Increase                                                                    79,976   $      774,614
                                                                                    ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK SMALL-CAP GROWTH FUND                     SHARES        AMOUNT        SHARES        AMOUNT
      ------------------------------                    --------   --------------   --------   --------------
      Sold                                               352,175   $    8,211,513    360,010   $    5,138,240
      Redeemed                                          (618,699)     (14,094,181)  (330,639)      (4,626,706)
                                                        --------   --------------   --------   --------------
      Net Increase (Decrease)                           (266,524)  $   (5,882,668)    29,371   $      511,534
                                                        ========   ==============   ========   ==============

                                                                 CLASS R                     CLASS I
                                                        -------------------------   -------------------------
      HALLMARK STRATEGIC GROWTH FUND                     SHARES        AMOUNT        SHARES        AMOUNT
      ------------------------------                    --------   --------------   --------   --------------
      Sold                                                 6,226   $       37,330     18,813   $      114,361
      Redeemed                                           (18,479)        (107,722)  (215,050)      (1,226,103)
                                                        --------   --------------   --------   --------------
      Net Decrease                                       (12,253)  $      (70,392)  (196,237)  $   (1,111,742)
                                                        ========   ==============   ========   ==============

      ** For the year ended April 30, 2003, which was the SBH Fund's fiscal year end.

(6)   FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

      Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

                                                                                          CLASS R
                                                            -------------------------------------------------------------------
                                                             PERIOD
                                                              ENDED                        YEARS ENDED MAY 31,
                                                            MARCH 31,      ----------------------------------------------------
                                                              2005*          2004       2003       2002       2001       2000
                                                            ----------     --------   --------   --------   --------   --------
      HALLMARK CAPITAL APPRECIATION FUND
      Net asset value, beginning of period                  $     8.64     $   7.55   $   8.43   $  12.37   $  21.49   $  20.84
                                                            ----------     --------   --------   --------   --------   --------
      Increase (decrease) from investment operations
        Net investment income (loss)                                --^^      (0.06)     (0.04)     (0.09)     (0.20)     (0.21)
        Net realized and unrealized gain (loss)                  (0.74)        1.15      (0.84)     (3.52)     (5.89)      5.48
                                                            ----------     --------   --------   --------   --------   --------
      Total from investment operations                           (0.74)        1.09      (0.88)     (3.61)     (6.09)      5.27
                                                            ----------     --------   --------   --------   --------   --------
      Less distribution from net realized
        capital gain                                                --           --         --      (0.33)     (3.03)     (4.62)
                                                            ----------     --------   --------   --------   --------   --------
      Net asset value, end of period                        $     7.90     $   8.64   $   7.55   $   8.43   $  12.37   $  21.49
                                                            ==========     ========   ========   ========   ========   ========
      Total Return                                               (8.56)%      14.44%    (10.44)%   (29.52)%   (31.35)%    23.89%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                  $    3,631     $  4,675   $  4,362   $  5,364   $  8,789   $ 13,911
      Ratio of expenses to average net assets                     1.45%**      1.46%      1.45%      1.47%      1.47%      1.45%
      Ratio of net investment income (loss) to average
        net assets                                               (0.06)%**    (0.74)%    (0.50)%    (0.86)%    (1.13)%    (1.03)%
      Portfolio turnover rate                                       95%          69%       105%       127%       145%        94%

                                                                                          CLASS I
                                                            -------------------------------------------------------------------
                                                             PERIOD
                                                              ENDED                          YEARS ENDED MAY 31,
                                                             MARCH 31,     ----------------------------------------------------
                                                              2005*          2004       2003       2002       2001       2000
                                                            ----------     --------   --------   --------   --------   --------
      HALLMARK CAPITAL APPRECIATION FUND
      Net asset value, beginning of period                  $     4.15     $   3.61   $   4.01   $   6.06   $  12.23   $  13.29
                                                            ----------     --------   --------   --------   --------   --------
      Increase (decrease) from investment operations
        Net investment income (loss)                              0.02        (0.01)        --^^    (0.01)     (0.04)     (0.05)
        Net realized and unrealized gain (loss)                  (0.35)        0.55      (0.40)     (1.71)     (3.10)      3.61
                                                            ----------     --------   --------   --------   --------   --------
      Total from investment operations                           (0.33)        0.54      (0.40)     (1.72)     (3.14)      3.56
                                                            ----------     --------   --------   --------   --------   --------
      Less distribution from net realized capital gain              --           --         --      (0.33)     (3.03)     (4.62)
                                                            ----------     --------   --------   --------   --------   --------
      Net asset value, end of period                        $     3.82     $   4.15   $   3.61   $   4.01   $   6.06   $  12.23
                                                            ==========     ========   ========   ========   ========   ========
      Total Return                                               (7.95)%      14.96%     (9.98)%   (29.05)%   (30.92)%    24.66%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                  $    1,285     $  1,277   $  1,026   $  1,201   $  1,835   $  2,104
      Ratio of expenses to average net assets                     0.90%**      0.91%      0.90%      0.92%      0.92%      0.90%
      Ratio of net investment income (loss) to average
        net assets                                                0.49%**     (0.20)%     0.04%     (0.31)%    (0.56)%    (0.64)%
      Portfolio turnover rate                                       95%          69%       105%       127%       145%        94%

                                                                                          CLASS R
                                                            -------------------------------------------------------------------
                                                              PERIOD
                                                              ENDED                        YEARS ENDED MAY 31,
                                                            MARCH 31,      ----------------------------------------------------
                                                              2005*          2004       2003       2002       2001       2000
                                                            ----------     --------   --------   --------   --------   --------
      HALLMARK INFORMED INVESTORS GROWTH FUND
      Net asset value, beginning of period                  $    10.69     $   8.50   $   9.31   $  10.31   $  16.44   $  12.38
                                                            ----------     --------   --------   --------   --------   --------
      Increase (decrease) from investment operations
        Net investment income (loss)                              0.03        (0.03)     (0.04)     (0.04)     (0.02)     (0.07)
        Net realized and unrealized gain (loss)                   0.77         2.22      (0.77)     (0.96)     (5.64)      8.62
                                                            ----------     --------   --------   --------   --------   --------
      Total from investment operations                            0.80         2.19      (0.81)     (1.00)     (5.66)      8.55
                                                            ----------     --------   --------   --------   --------   --------
      Distributions from net realized capital gain                  --           --         --         --      (0.47)     (4.49)
                                                            ----------     --------   --------   --------   --------   --------
      Net asset value, end of period                        $    11.49     $  10.69   $   8.50   $   9.31   $  10.31   $  16.44
                                                            ==========     ========   ========   ========   ========   ========
      Total Return                                                7.48%       25.76%     (8.70)%    (9.70)%   (34.41)%    67.08%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                  $    4,748     $  5,064   $  4,220   $  5,166   $  6,941   $ 16,807
      Ratio of expenses to average net assets                     1.55%**      1.56%      1.55%      1.56%      1.56%      1.55%
      Ratio of net investment income (loss) to average
        net assets                                                0.25%**     (0.22)%    (0.37)%    (0.41)%    (0.08)%    (0.74)%
      Portfolio turnover rate                                      250%         340%       504%       356%       529%       629%

                                                                                          CLASS I
                                                            -------------------------------------------------------------------
                                                              PERIOD
                                                              ENDED                        YEARS ENDED MAY 31,
                                                            MARCH 31,      ----------------------------------------------------
                                                              2005*          2004       2003       2002       2001       2000
                                                            ----------     --------   --------   --------   --------   --------
      HALLMARK INFORMED INVESTORS GROWTH FUND
      Net asset value, beginning of period                  $     9.22     $   7.29   $   7.94   $   8.74   $  13.98   $  10.85
                                                            ----------     --------   --------   --------   --------   --------
      Increase (decrease) from investment operations
        Net investment income (loss)                              0.06         0.03       0.01       0.01       0.08      (0.04)
        Net realized and unrealized gain (loss)                   0.67         1.90      (0.66)     (0.81)     (4.85)      7.66
                                                            ----------     --------   --------   --------   --------   --------
      Total from investment operations                            0.73         1.93      (0.65)     (0.80)     (4.77)      7.62
                                                            ----------     --------   --------   --------   --------   --------
      Distributions from net realized capital gain                  --           --         --         --      (0.47)     (4.49)
                                                            ----------     --------   --------   --------   --------   --------
      Net asset value, end of period                        $     9.95     $   9.22   $   7.29   $   7.94   $   8.74   $  13.98
                                                            ==========     ========   ========   ========   ========   ========
      Total Return                                                7.92%       26.47%     (8.19)%    (9.15)%   (34.10)%    68.07%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                  $    1,407     $  1,081   $    799   $    893   $    995   $  1,404
      Ratio of expenses to average net assets                     1.00%**      1.01%      1.00%      1.01%      1.01%      1.00%
      Ratio of net investment income (loss) to average
        net assets                                                0.80%**      0.34%      0.18%      0.14%      0.61%     (0.47)%
      Portfolio turnover rate                                      250%         340%       504%       356%       529%       629%

                                                                                          CLASS R
                                                            -------------------------------------------------------------------
                                                              PERIOD
                                                              ENDED                     YEARS ENDED MAY 31,
                                                            MARCH 31,      ----------------------------------------------------
                                                              2005*          2004       2003       2002       2001       2000
                                                            ----------     --------   --------   --------   --------   --------
      HALLMARK INTERNATIONAL EQUITY FUND
      Net asset value, beginning of period                  $     9.54     $   8.21   $   9.73   $  12.00   $  20.41   $  12.73
                                                            ----------     --------   --------   --------   --------   --------
      Income from investment operations
        Net investment income (loss)                             (0.06)          --^^    (0.02)     (0.12)     (0.10)     (0.19)
        Net realized and unrealized gain (loss)                   0.96         1.33      (1.50)     (1.86)     (4.51)      7.87
                                                            ----------     --------   --------   --------   --------   --------
      Total from investment operations                            0.90         1.33      (1.52)     (1.98)     (4.61)      7.68
                                                            ----------     --------   --------   --------   --------   --------
      Less distributions from net realized capital gain             --           --         --      (0.29)     (3.80)        --
                                                            ----------     --------   --------   --------   --------   --------
      Net asset value, end of period                        $    10.44     $   9.54   $   8.21   $   9.73   $  12.00   $  20.41
                                                            ==========     ========   ========   ========   ========   ========
      Total Return                                                9.43%       16.20%    (15.62)%   (16.48)%   (26.29)%    60.33%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                  $    1,649     $  1,593   $  1,382   $  4,630   $  9,873   $ 13,781
      Ratio of expenses to average net assets                     1.80%**      1.88%      1.83%      1.84%      1.94%      1.80%
      Ratio of net investment income (loss) to average
        net assets                                               (0.71)%**     0.02%     (0.22)%    (0.55)%    (0.51)%    (0.86)%
      Portfolio turnover rate                                       74%         180%        98%       112%        47%        86%

                                                                                          CLASS I
                                                            -------------------------------------------------------------------
                                                              PERIOD
                                                              ENDED                     YEARS ENDED MAY 31,
                                                            MARCH 31,      ----------------------------------------------------
                                                              2005*          2004       2003       2002       2001       2000
                                                            ----------     --------   --------   --------   --------   --------
      HALLMARK INTERNATIONAL EQUITY FUND
      Net asset value, beginning of period                  $     8.07     $   6.91   $   8.19   $  10.13   $  17.82   $  11.21
                                                            ----------     --------   --------   --------   --------   --------
      Income from investment operations
        Net investment income (loss)                             (0.01)        0.05      (0.01)        --^^     0.04      (0.04)
        Net realized and unrealized gain (loss)                   0.81         1.11      (1.27)     (1.65)     (3.88)      6.65
                                                            ----------     --------   --------   --------   --------   --------
      Total from investment operations                            0.80         1.16      (1.28)     (1.65)     (3.84)      6.61
                                                            ----------     --------   --------   --------   --------   --------
      Less distributions from:
        Net investment income                                       --           --         --         --      (0.05)        --
        Net realized capital gain                                   --           --         --      (0.29)     (3.80)        --
                                                            ----------     --------   --------   --------   --------   --------
      Total distributions                                           --           --         --      (0.29)     (3.85)        --
                                                            ----------     --------   --------   --------   --------   --------
      Net asset value, end of period                        $     8.87     $   8.07   $   6.91   $   8.19   $  10.13   $  17.82
                                                            ==========     ========   ========   ========   ========   ========
      Total Return                                                9.91%       16.79%    (15.63)%   (16.26)%   (25.83)%    58.97%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                  $      474     $    432   $    352   $  3,835   $  3,943   $    529
      Ratio of expenses to average net assets                     1.25%**      1.34%      1.29%      1.29%      1.39%      1.25%
      Ratio of net investment income (loss) to average
        net assets                                               (0.16)%**     0.57%     (0.20)%     0.06%      0.30%     (0.58)%
      Portfolio turnover rate                                       74%         180%        98%       112%        47%        86%

                                                                                            CLASS R
                                                                ---------------------------------------------------------------
                                                                 PERIOD                                               PERIOD
                                                                  ENDED                YEARS ENDED MAY 31,             ENDED
                                                                MARCH 31,       ----------------------------------    MAY 31,
                                                                  2005*           2004          2003        2002       2001^
                                                                ----------      --------      --------    --------   ----------
      HALLMARK INTERNATIONAL SMALL-CAP FUND
      Net asset value, beginning of period                      $     8.47      $   7.53      $   7.95    $   7.32   $    10.00
                                                                ----------      --------      --------    --------   ----------
      Income from investment operations
        Net investment income (loss)                                 (0.06)        (0.02)         0.05        0.01        (0.08)
        Net realized and unrealized gain (loss)                       0.59          1.26         (0.47)       0.62        (2.60)
                                                                ----------      --------      --------    --------   ----------
      Total from investment operations                                0.53          1.24         (0.42)       0.63        (2.68)
                                                                ----------      --------      --------    --------   ----------
      Less distributions from net realized capital gain              (1.47)        (0.30)           --          --           --
                                                                ----------      --------      --------    --------   ----------
      Net asset value, end of period                            $     7.53      $   8.47      $   7.53    $   7.95   $     7.32
                                                                ==========      ========      ========    ========   ==========
      Total Return                                                    5.85%        16.13%        (5.28)%      8.61%      (26.80)%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                      $      340      $  1,550      $    883    $    194   $      179
      Ratio of expenses to average net assets                         1.83%**       1.83%+++     1.80%        1.81%        1.80%**
      Ratio of net investment income (loss) to average
        net assets                                                   (0.25)%**     (0.02)%        1.74%       0.12%       (1.09)%**
      Portfolio turnover rate                                          252%          360%          141%        155%         164%

                                                                                            CLASS I
                                                                ---------------------------------------------------------------
                                                                 PERIOD                                               PERIOD
                                                                 ENDED                 YEARS ENDED MAY 31,             ENDED
                                                                MARCH 31,       ----------------------------------    MAY 31,
                                                                  2005*           2004          2003        2002       2001^
                                                                ----------      --------      --------    --------   ----------
      HALLMARK INTERNATIONAL SMALL-CAP FUND
      Net asset value, beginning of period                      $     8.57      $   7.57      $   7.95    $   7.28   $    10.00
                                                                ----------      --------      --------    --------   ----------
      Income from investment operations
        Net investment income (loss)                                  0.03          0.01          0.05        0.05        (0.04)
        Net realized and unrealized gain (loss)                       0.57          1.29         (0.43)       0.62        (2.68)
                                                                ----------      --------      --------    --------   ----------
      Total from investment operations                                0.60          1.30         (0.38)       0.67        (2.72)
                                                                ----------      --------      --------    --------   ----------
      Less distributions from net realized capital gain              (1.47)        (0.30)           --          --           --
                                                                ----------      --------      --------    --------   ----------
      Net asset value, end of period                            $     7.70      $   8.57      $   7.57    $   7.95   $     7.28
                                                                ==========      ========      ========    ========   ==========
      Total Return                                                    6.67%        16.85%        (4.78)%      9.20%      (27.20)%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                      $      207      $    340      $    166    $    175   $      148
      Ratio of expenses to average net assets                         1.28%**       1.27%+++      1.25%       1.26%        1.25%**
      Ratio of net investment income (loss) to average
        net assets                                                    0.30%**       0.48%         0.70%       0.68%       (0.56)%**
      Portfolio turnover rate                                          252%          360%          141%        155%         164%

                                                                                          CLASS R
                                                            --------------------------------------------------------------------
                                                             PERIOD
                                                             ENDED                      YEARS ENDED MAY 31,
                                                            MARCH 31,      -----------------------------------------------------
                                                              2005*          2004        2003       2002       2001       2000
                                                            ----------     --------    --------   --------   --------   --------
      HALLMARK LARGE-CAP GROWTH FUND
      Net asset value, beginning of period                  $     9.01     $   7.60    $   8.38   $  11.06   $  17.32   $  21.38
                                                            ----------     --------    --------   --------   --------   --------
      Income from investment operations
        Net investment (loss) income                              0.03           --^^        --^^    (0.05)     (0.10)      0.04
        Net realized and unrealized gain (loss)                  (0.11)        1.41       (0.78)     (2.63)     (2.09)     (2.14)
                                                            ----------     --------    --------   --------   --------   --------
      Total from investment operations                           (0.08)        1.41       (0.78)     (2.68)     (2.19)     (2.10)
                                                            ----------     --------    --------   --------   --------   --------
      Less distributions from:
        Net investment income                                       --           --          --         --      (0.05)        --
        Net realized capital gain                                   --           --          --         --      (4.02)     (1.96)
                                                            ----------     --------    --------   --------   --------   --------
      Total distribution                                            --           --          --         --      (4.07)     (1.96)
                                                            ----------     --------    --------   --------   --------   --------
      Net asset value, end of period                        $     8.93     $   9.01    $   7.60   $   8.38   $  11.06   $  17.32
                                                            ==========     ========    ========   ========   ========   ========
      Total Return with management contribution                  (0.89)%      18.55%      (9.31)%   (24.23)%   (14.10)%   (10.95)%
      Total Return without management contribution                  --           --          --         --         --     (11.10)%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                  $    2,269     $  2,452    $  2,193   $  2,790   $  3,697   $  5,084
      Ratio of expenses to average net assets                     1.45%**      1.45%       1.45%      1.46%      1.48%      1.45%
      Ratio of net investment income (loss) to average
        net assets                                                0.47%**        --%++    (0.06)%    (0.53)%    (0.78)%     0.17%
      Portfolio turnover rate                                       44%          58%         63%        99%       158%        70%

                                                                                          CLASS I
                                                            -------------------------------------------------------------------
                                                             PERIOD
                                                             ENDED                      YEARS ENDED MAY 31,
                                                            MARCH 31,      ----------------------------------------------------
                                                              2005*          2004       2003       2002       2001       2000
                                                            ----------     --------   --------   --------   --------   --------
      HALLMARK LARGE-CAP GROWTH FUND
      Net asset value, beginning of period                  $     3.29     $   2.77   $   3.03   $   3.98   $   9.06   $  12.06
                                                            ----------     --------   --------   --------   --------   --------
      Income from investment operations
        Net investment income (loss)                              0.04         0.01       0.01         --^^    (0.05)      0.11
        Net realized and unrealized gain (loss)                  (0.06)        0.51      (0.27)     (0.95)     (0.94)     (1.15)
                                                            ----------     --------   --------   --------   --------   --------
      Total from investment operations                           (0.02)        0.52      (0.26)     (0.95)     (0.99)     (1.04)
                                                            ----------     --------   --------   --------   --------   --------
      Less distributions from:
        Net investment income                                    (0.01)          --^^       --         --      (0.07)        --
        Net realized capital gain                                   --           --         --         --      (4.02)     (1.96)
                                                            ----------     --------   --------   --------   --------   --------
      Total distribution                                         (0.01)          --^^       --         --      (4.09)     (1.96)
                                                            ----------     --------   --------   --------   --------   --------
      Net asset value, end of period                        $     3.26     $   3.29   $   2.77   $   3.03   $   3.98   $   9.06
                                                            ==========     ========   ========   ========   ========   ========
      Total Return with management contribution                  (0.62)%      18.95%     (8.58)%   (23.87)%   (13.59)%   (10.61)%
      Total Return without management contribution                  --           --         --         --         --     (10.71)%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                  $    1,576     $  2,932   $  1,021   $  1,374   $  1,111   $    897
      Ratio of expenses to average net assets                     0.90%**      0.90%      0.90%      0.91%      0.93%      0.90%
      Ratio of net investment income (loss) to average
        net assets                                                0.99%**      0.58%      0.50%      0.05%     (0.21)%     0.11%
      Portfolio turnover rate                                       44%          58%        63%        99%       158%        70%

                                                                                                          CLASS R
                                                                                                         ----------
                                                                                                          PERIOD
                                                                                                           ENDED
                                                                                                         MARCH 31,
                                                                                                          2005***
                                                                                                         ----------
      HALLMARK MID-CAP GROWTH FUND
      Net asset value, beginning of period                                                               $    14.01
                                                                                                         ----------
      Income from investment operations
        Net investment loss                                                                                   (0.01)
        Net realized and unrealized gain (loss)                                                                0.13
                                                                                                         ----------
      Total from investment operations                                                                         0.12
                                                                                                         ----------
      Less distributions from net realized capital gain                                                          --
                                                                                                         ----------
      Net asset value, end of period                                                                     $    14.13
                                                                                                         ==========
      Total Return                                                                                             0.86%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                                                               $       63
      Ratio of expenses to average net assets                                                                  1.46%**
      Ratio of net investment loss to average net assets                                                      (0.80)%**
      Portfolio turnover rate                                                                                    43%

                                                                                         CLASS I##
                                                           -----------------------------------------------------------------------
                                                            PERIOD
                                                            ENDED                           YEARS ENDED APRIL 30,
                                                           MARCH 31,      --------------------------------------------------------
                                                             2005#          2004        2003        2002        2001        2000
                                                           ---------      --------    --------    --------    --------    --------
      HALLMARK MID-CAP GROWTH FUND
      Net asset value, beginning of period                 $   13.07      $  10.12    $  12.14    $  13.23    $  14.37    $  13.14
                                                           ---------      --------    --------    --------    --------    --------
      Income from investment operations
        Net investment loss                                    (0.08)        (0.09)      (0.08)      (0.08)      (0.09)      (0.11)
        Net realized and unrealized gain (loss)                 1.21          3.04       (1.94)      (0.46)       1.25        1.99
                                                           ---------      --------    --------    --------    --------    --------
      Total from investment operations                          1.13          2.95       (2.02)      (0.54)       1.16        1.88
                                                           ---------      --------    --------    --------    --------    --------
      Less distributions from net realized capital gain        (0.13)           --          --       (0.55)      (2.30)      (0.65)
                                                           ---------      --------    --------    --------    --------    --------
      Net asset value, end of period                       $   14.07      $  13.07    $  10.12    $  12.14    $  13.23    $  14.37
                                                           =========      ========    ========    ========    ========    ========
      Total Return                                              8.63%        29.15%     (16.64)%     (3.99)%      7.13%      14.93%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                 $  16,063      $ 15,480    $ 11,361    $ 12,653    $ 11,453    $ 10,190
      Ratio of expenses to average net assets
        Before expense reimbursement                            1.73%**       2.05%       2.31%       2.14%       2.17%       2.51%
        After expense reimbursement                             1.27%**       1.40%       1.40%       1.40%       1.40%       1.40%
      Ratio of net investment income (loss) to average
        net assets                                             (0.61)%**     (0.74)%     (0.80)%     (0.73)%     (0.72)%     (0.78)%
      Portfolio turnover rate                                     43%           46%         37%         63%         90%        114%

                                                                                           CLASS R
                                                           -----------------------------------------------------------------------
                                                            PERIOD
                                                            ENDED                            YEARS ENDED MAY 31,
                                                           MARCH 31,      --------------------------------------------------------
                                                             2005*          2004        2003        2002        2001        2000
                                                           ---------      --------    --------    --------    --------    --------
      HALLMARK SMALL-CAP GROWTH FUND
      Net asset value, beginning of period                 $   34.45      $  26.46    $  30.85    $  38.01    $  45.89    $  23.61
                                                           ---------      --------    --------    --------    --------    --------
      Income from investment operations
        Net investment loss                                    (0.53)        (0.51)      (0.37)      (0.46)      (0.28)      (0.30)
        Net realized and unrealized gain (loss)                 1.66          8.50       (4.02)      (6.70)      (6.94)      24.81
                                                           ---------      --------    --------    --------    --------    --------
      Total from investment operations                          1.13          7.99       (4.39)      (7.16)      (7.22)      24.51
                                                           ---------      --------    --------    --------    --------    --------
      Less distributions from net realized gains                  --            --          --          --       (0.66)      (2.23)
                                                           ---------      --------    --------    --------    --------    --------
      Net asset value, end of period                       $   35.58      $  34.45    $  26.46    $  30.85    $  38.01    $  45.89
                                                           =========      ========    ========    ========    ========    ========
      Total Return                                              3.28%        30.20%     (14.23)%    (18.84)%    (15.74)%    105.00%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (thousands)                 $  32,770      $ 47,449    $ 39,980    $ 54,139    $ 66,028    $ 29,545
      Ratio of expenses to average net assets                   1.55%**       1.55%       1.55%       1.56%       1.55%       1.55%
      Ratio of net investment loss to average net assets       (1.49)%**     (1.50)%     (1.47)%     (1.36)%     (0.83)%     (1.19)%
      Portfolio turnover rate                                     10%           24%         14%         25%         15%         38%

                                                                                    CLASS I
                                                --------------------------------------------------------------------------------
                                                 PERIOD
                                                 ENDED                                YEARS ENDED MAY 31,
                                                MARCH 31,       ----------------------------------------------------------------
                                                  2005*           2004          2003          2002          2001          2000
                                                ---------       --------     ---------     ---------     ---------     ---------
      HALLMARK SMALL-CAP GROWTH FUND

      Net asset value, beginning of period      $   21.62       $  16.51     $   19.14     $   23.46     $   28.49     $   15.05
                                                ---------       --------     ---------     ---------     ---------     ---------
      Income from investment operations
        Net investment loss                         (0.24)         (0.20)        (0.13)        (0.18)        (0.05)        (0.11)
        Net realized and unrealized gain
          (loss)                                     1.02           5.31         (2.50)        (4.14)        (4.32)        15.78
                                                ---------       --------     ---------     ---------     ---------     ---------
      Total from investment operations               0.78           5.11         (2.63)        (4.32)        (4.37)        15.67
                                                ---------       --------     ---------     ---------     ---------     ---------
      Less distributions from net realized
        capital gain                                   --             --            --            --         (0.66)        (2.23)
                                                ---------       --------     ---------     ---------     ---------     ---------
      Net asset value, end of period            $   22.40       $  21.62     $   16.51     $   19.14     $   23.46     $   28.49
                                                =========       ========     =========     =========     =========     =========
      Total Return                                   3.61%         30.95%       (13.74)%      (18.41)%      (15.35)%      106.02%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (thousands)      $  16,743       $ 20,960     $  15,416     $  17,312     $  21,413     $   3,545
      Ratio of expenses to average net assets        1.00%**        1.00%         1.00%         1.01%         1.00%         1.00%
      Ratio of net investment loss to average
        net assets                                  (0.93)%**      (0.95)%       (0.92)%       (0.80)%       (0.30)%       (0.77)%
      Portfolio turnover rate                          10%            24%           14%           25%           15%           38%

                                                                                    CLASS R
                                                --------------------------------------------------------------------------------
                                                 PERIOD                                                                 PERIOD
                                                 ENDED                        YEARS ENDED MAY 31,                       ENDED
                                                MARCH 31,      --------------------------------------------------      MAY 31,
                                                  2005*          2004          2003          2002          2001         2000+
                                                ---------      --------     ---------     ---------     ---------     ---------
      HALLMARK STRATEGIC GROWTH FUND

      Net asset value, beginning of period      $    7.37      $   6.43     $    6.82     $    9.50     $   11.59     $   10.00
                                                ---------      --------     ---------     ---------     ---------     ---------
      Income from investment operations
        Net investment income (loss)                 0.01         (0.02)        (0.02)        (0.05)        (0.01)        (0.06)
        Net realized and unrealized gain
          (loss)                                     0.25          0.96         (0.37)        (2.63)        (2.08)         1.65
                                                ---------      --------     ---------     ---------     ---------     ---------
      Total from investment operations               0.26          0.94         (0.39)        (2.68)        (2.09)         1.59
                                                ---------      --------     ---------     ---------     ---------     ---------
      Net asset value, end of period            $    7.63      $   7.37     $    6.43     $    6.82     $    9.50     $   11.59
                                                =========      ========     =========     =========     =========     =========
      Total Return                                   3.53%        14.62%        (5.72)%      (28.21)%      (18.03)%       15.90%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (thousands)      $   1,010      $    977     $     885     $   1,023     $   1,442     $   1,663
      Ratio of expenses to average net assets
        (without reimbursement)                      1.45%**       1.47%         1.46%         1.46%         1.46%         1.45%**
      Ratio of net investment income (loss)
        to average net assets                        0.12%**      (0.23)%       (0.25)%       (0.65)%       (0.10)%       (0.63)%**
      Portfolio turnover rate                          21%           14%            6%           14%           12%            2%

                                                                                  CLASS I
                                                ----------------------------------------------------------------------------
                                                 PERIOD                                                             PERIOD
                                                 ENDED                       YEARS ENDED MAY 31,                     ENDED
                                                MARCH 31,      ------------------------------------------------    MARCH 31,
                                                  2005*          2004         2003         2002          2001        2000+
                                                ---------      --------    ---------    ---------     ---------    ---------
      HALLMARK STRATEGIC GROWTH FUND

      Net asset value, beginning of period      $    7.52      $   6.53    $    6.89    $    9.57     $   11.64    $   10.00
                                                ---------      --------    ---------    ---------     ---------    ---------
      Income from investment operations
        Net investment income (loss)                 0.05          0.04         0.02           --^^        0.05        (0.02)
        Net realized and unrealized gain
          (loss)                                     0.25          0.97        (0.38)       (2.66)        (2.09)        1.66
                                                ---------      --------    ---------    ---------     ---------    ---------
      Total from investment operations               0.30          1.01        (0.36)       (2.66)        (2.04)        1.64
                                                ---------      --------    ---------    ---------     ---------    ---------
      Less distribution from net investment
        income                                      (0.02)        (0.02)          --        (0.02)        (0.03)          --
                                                ---------      --------    ---------    ---------     ---------    ---------
      Net asset value, end of period            $    7.80      $   7.52    $    6.53    $    6.89     $    9.57    $   11.64
                                                =========      ========    =========    =========     =========    =========
      Total Return                                   3.98%        15.36%       (5.22)%     (27.82)%      (17.59)%      16.40%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (thousands)      $   3,011      $  3,207    $   3,276    $   4,807     $   8,402    $   8,473
      Ratio of expenses to average net assets
        (with reimbursement)                           --            --           --           --          0.86%          --
      Ratio of expenses to average net assets
        (without reimbursement)                      0.90%**       0.92%        0.91%        0.91%         0.91%        1.00%**
      Ratio of net investment income (loss)
        to average net assets                        0.67%**       0.32%        0.29%       (0.10)%        0.48%       (0.44)%**
      Portfolio turnover rate                          21%           14%           6%          14%           12%           2%

----------
*     For the period from June 1, 2004 to March 31, 2005 (Note 1).
**    Annualized.
*** For the period from January 10, 2005 (Commencement of Class R Operations) to March 31, 2005.
+     From June 1, 1999 (Commencement of Operations) to May 31, 2000.
++    Amount rounds to less than 0.005%.
+++ The ratios of expenses to average net assets for Hallmark International Small-Cap Fund in the financial highlights for the year ended May 31, 2004 have been restated from 2.05% to 1.83% for the Class R shares and from 1.49% to 1.27% for the Class I shares in order to correct for an error in the calculation.
^     From August 1, 2000 (Commencement of Operations) to May 31, 2001.
^^    Amount rounds to less than $0.005 per share.
#     For the period from May 1, 2004 to March 31, 2005 (Note 1).
## The financial information shown above reflects the inclusion of operating history of the Segall Bryant & Hamill Mid Cap Growth Fund prior to January 4, 2005.

(7)   DISTRIBUTIONS TO SHAREHOLDERS

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP (Generally Accepted Accounting Principles).

      The tax character of distributions paid during the periods ended March 31, 2005, and May 31, 2004 were as follows:

         FUND                                              DESIGNATION                 2005           2004
         ----                                              -----------                 ----           ----
         Hallmark International Small-Cap Fund         Ordinary Income              $  81,514       $ 24,935
         Hallmark International Small-Cap Fund         Long-term Capital Gain          33,561         30,515
         Hallmark Large-Cap Growth Fund                Ordinary Income                 11,863          3,878
         Hallmark Mid-Cap Growth Fund                  Long-term Capital Gain         144,777             --
         Hallmark Strategic Growth Fund                Ordinary Income                  8,469          7,372

      At March, 31, 2005, the components of net assets (excluding paid in capital) on a tax basis were as follows:

                                                           HALLMARK       HALLMARK        HALLMARK         HALLMARK
                                                           CAPITAL        INFORMED      INTERNATIONAL    INTERNATIONAL
                                                         APPRECIATION     INVESTORS        EQUITY          SMALL-CAP
                                                             FUND        GROWTH FUND        FUND             FUND
                                                         ------------    -----------    -------------    -------------
Currently distributable ordinary income                  $      2,804    $    15,620    $          --    $      94,127
Less: Cumulative timing differences                                --             --          (15,535)   $     (50,970)
                                                         ------------    -----------    -------------    -------------
Undistributed ordinary income or (overdistribution) of
  ordinary income                                        $      2,804    $    15,620    $     (15,535)   $      43,157
                                                         ============    ===========    =============    =============
Tax basis capital loss carryover                         $ (6,796,129)   $(7,644,494)   $  (2,999,314)   $      56,272
Less: cumulative timing differences                                --             --               --               --
                                                         ------------    -----------    -------------    -------------
Accumulated capital loss                                 $ (6,796,129)   $(7,644,494)   $  (2,999,314)   $      56,272
                                                         ============    ===========    =============    =============
Book unrealized appreciation/(depreciation)              $    159,259    $   228,326    $     401,748    $      60,622
Less: cumulative timing differences                            (6,261)         2,569               --              (80)
                                                         ------------    -----------    -------------    -------------
Unrealized appreciation/(depreciation)                   $    152,998    $   230,895    $     401,748    $      60,542
                                                         ============    ===========    =============    =============

                                                           HALLMARK       HALLMARK        HALLMARK         HALLMARK
                                                          LARGE-CAP        MID-CAP        SMALL-CAP        STRATEGIC
                                                            GROWTH         GROWTH          GROWTH           GROWTH
                                                             FUND           FUND            FUND             FUND
                                                         ------------    -----------    -------------    -------------
Currently distributable ordinary Income                  $     24,934    $        --    $          --    $      17,755
Less: Cumulative timing differences                                --             --               --               --
                                                         ------------    -----------    -------------    -------------
Undistributed ordinary income or (overdistribution) of
  ordinary income                                        $     24,934    $        --    $          --    $      17,755
                                                         ============    ===========    =============    =============
Tax basis capital loss carryover                         $ (1,495,494)   $   656,072    $ (24,779,307)   $  (3,521,982)
Less: cumulative timing differences                          (444,916)            --               --         (162,147)
                                                         ------------    -----------    -------------    -------------
Accumulated capital loss                                 $ (1,940,410)   $   656,072    $ (24,779,307)   $  (3,684,129)
                                                         ============    ===========    =============    =============
Book unrealized appreciation/(depreciation)              $      6,751    $ 2,496,641    $   4,032,649    $    (376,113)
Less: cumulative timing differences                           (49,342)       (64,120)              --              210
                                                         ------------    -----------    -------------    -------------
Unrealized appreciation/(depreciation)                   $    (42,591)   $ 2,432,521    $   4,032,649    $    (375,903)
                                                         ============    ===========    =============    =============

      Cumulative timing differences with respect to ordinary income are the result of post October foreign currency losses. Cumulative timing differences with respect to capital loss carryovers are the result of post October capital losses. Cumulative timing differences with respect to unrealized appreciation/depreciation are the result of wash sales, return of capital received from investments, and basis adjustments from investments in partnerships.

(8)   OTHER MATTERS

      Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Funds.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Hallmark Equity Series Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights, after the restatement described in Note 6, present fairly, in all material respects, the financial position of Hallmark Capital Appreciation Fund, Hallmark Informed Investors Growth Fund, Hallmark International Equity Fund, Hallmark International Small-Cap Fund, Hallmark Large-Cap Growth Fund, Hallmark Mid-Cap Growth Fund, Hallmark Small-Cap Growth Fund and Hallmark Strategic Growth Fund (constituting Hallmark Equity Series Trust, hereafter referred to as the "Funds") at March 31, 2005, and the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated (except for Hallmark Mid-Cap Growth Fund for the year ended April 30, 2004), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of operations and of changes in net assets and the financial highlights for the Hallmark Mid-Cap Growth Fund for the year ended April 30, 2004 were audited by other independent registered public accountants whose report dated June 9, 2004 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP

New York, New York
May 31, 2005

                           EXPENSE EXAMPLE (UNAUDITED)

      As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The Example is based on an investment of $1,000 invested at October 1, 2004 and held for the entire six-month period ending March 31, 2005.

      ACTUAL EXPENSES

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING ACCOUNT VALUE  ENDING ACCOUNT VALUE
                                               OCTOBER 1, 2004         MARCH 31, 2005     EXPENSES PAID DURING PERIOD*
                                           -----------------------  --------------------  ----------------------------
HALLMARK CAPITAL APPRECIATION CLASS R
Actual                                          $   1,000.00            $    992.77                 $  7.23
Hypothetical                                    $   1,000.00            $  1,017.70                 $  7.29

*   Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK CAPITAL APPRECIATION CLASS I
Actual                                          $   1,000.00            $    995.51                 $  4.49
Hypothetical                                    $   1,000.00            $  1,020.44                 $  4.53

*   Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK INFORMED INVESTORS GROWTH CLASS R
Actual                                          $   1,000.00            $    992.27                 $  7.73
Hypothetical                                    $   1,000.00            $  1,017.20                 $  7.80

*   Expenses are equal to the Fund's annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK INFORMED INVESTORS GROWTH CLASS I
Actual                                          $   1,000.00            $    995.01                 $  4.99
Hypothetical                                    $   1,000.00            $   1019.95                 $  5.04

*   Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK INTERNATIONAL EQUITY CLASS R
Actual                                          $   1,000.00            $    991.02                 $  8.98
Hypothetical                                    $   1,000.00            $  1,015.96                 $  9.05

*   Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                           BEGINNING ACCOUNT VALUE  ENDING ACCOUNT VALUE
                                               OCTOBER 1, 2004         MARCH 31, 2005     EXPENSES PAID DURING PERIOD*
                                           -----------------------  --------------------  ----------------------------
HALLMARK INTERNATIONAL EQUITY CLASS I
Actual                                          $   1,000.00            $    993.77                 $  6.23
Hypothetical                                    $   1,000.00            $  1,018.70                 $  6.29

*   Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK INTERNATIONAL SMALL-CAP CLASS R
Actual                                          $   1,000.00            $    990.88                 $  9.12
Hypothetical                                    $   1,000.00            $  1,015.81                 $  9.20

*   Expenses are equal to the Fund's annualized expense ratio of 1.83%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK INTERNATIONAL SMALL-CAP CLASS I
Actual                                          $   1,000.00            $    993.62                 $  6.38
Hypothetical                                    $   1,000.00            $  1,018.55                 $  6.44

*   Expenses are equal to the Fund's annualized expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK LARGE-CAP GROWTH CLASS R
Actual                                          $   1,000.00            $    992.77                 $  7.23
Hypothetical                                    $   1,000.00            $  1,017.70                 $  7.29

*   Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK LARGE-CAP GROWTH CLASS I
Actual                                          $   1,000.00            $    995.51                 $  4.49
Hypothetical                                    $   1,000.00            $  1,020.44                 $  4.53

*   Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK MID-CAP GROWTH CLASS R
Actual                                          $   1,000.00            $    992.72                 $  7.28
Hypothetical                                    $   1,000.00            $  1,017.65                 $  7.34

*   Expenses are equal to the Fund's annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK MID-CAP GROWTH CLASS I
Actual                                          $   1,000.00            $    993.67                 $  6.33
Hypothetical                                    $   1,000.00            $  1,018.60                 $  6.39

*   Expenses are equal to the Fund's annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK SMALL-CAP GROWTH CLASS R
Actual                                          $   1,000.00            $    992.27                 $  7.73
Hypothetical                                    $   1,000.00            $  1,017.20                 $  7.80

*   Expenses are equal to the Fund's annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK SMALL-CAP GROWTH CLASS I
Actual                                          $   1,000.00            $    995.01                 $  4.99
Hypothetical                                    $   1,000.00            $  1,019.95                 $  5.04

*   Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                           BEGINNING ACCOUNT VALUE  ENDING ACCOUNT VALUE
                                               OCTOBER 1, 2004         MARCH 31, 2005     EXPENSES PAID DURING PERIOD*
                                           -----------------------  --------------------  ----------------------------
HALLMARK STRATEGIC GROWTH CLASS R
Actual                                          $   1,000.00            $    992.77                 $  7.23
Hypothetical                                    $   1,000.00            $  1,017.70                 $  7.29

*   Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HALLMARK STRATEGIC GROWTH CLASS I
Actual                                          $   1,000.00            $    995.51                 $  4.49
Hypothetical                                    $   1,000.00            $  1,020.44                 $  4.53

*   Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                          HALLMARK EQUITY SERIES TRUST

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 31 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEE

                                        POSITIONS WITH             TERM OF OFFICE**            PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                        THE FUNDS             AND LENGTH OF SERVICE   THE LAST FIVE YEARS AND OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT+*                  Chairman, Chief Executive     Trustee since inception  President of Reserve Management Company,
Age: 68                          Officer and Trustee                                    Inc. ("RMCI"), Director and Chairman/Chief
Hallmark Funds                                                 Chairman and Chief       Executive Officer of Reserve Management
1250 Broadway                                                  Executive Officer        Corporation ("RMC") and Chairman and
New York, NY 10001                                             since 2000               Director of Resrv Partners, Inc. ("RESRV")
                                                                                        since 2000; Chairman and Director of
                                                                                        Reserve International Liquidity Fund Ltd.
                                                                                        since 1990. Co-founder of The Reserve Fund
                                                                                        ("RF") in 1970; officer thereof since 1970

INDEPENDENT TRUSTEES

                                        POSITIONS WITH             TERM OF OFFICE**            PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                        THE FUNDS             AND LENGTH OF SERVICE   THE LAST FIVE YEARS AND OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.                Trustee                       Trustee since inception  Retired. President, Premier Resources, Inc.
Age: 74                                                                                 (meeting management firm) since 1987.
2517 Highway #35, Bldg. J
Manasquan, NJ 08736

WILLIAM J. MONTGORIS             Trustee                       Trustee since 1999       Retired since 1999; Chief Operating Officer
Age: 58                                                                                 of The Bear Stearns Companies, Inc. from
286 Gregory Road                                                                        1979 to 1999, Director of Stage Stores, Inc.
Franklin Lakes, NJ 07417                                                                (retailing) since 2004.

OFFICERS WHO ARE NOT TRUSTEES

                                        POSITIONS WITH             TERM OF OFFICE**            PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                        THE FUNDS             AND LENGTH OF SERVICE   THE LAST FIVE YEARS AND OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II+                President and Assistant       Since 2000               Senior Vice President, Secretary and
Age: 39                          Treasurer                                              Assistant Treasurer of RMCI, Senior Vice
Hallmark Funds                                                                          President, Secretary and Assistant
1250 Broadway                                                                           Treasurer of RMC, and Secretary, Assistant
New York, NY 10001                                                                      Treasurer and Director of RESRV since 2000;
                                                                                        Vice President of RMC, RMCI and RESRV from
                                                                                        1992 to 2000; Former Trustee of Trusts in
                                                                                        the Reserve/Hallmark fund complex.

ARTHUR T. BENT III+              Chief Operating               Since 2000               Chief Operating Officer, Treasurer, Senior
Age: 37                          Officer/Treasurer, Senior                              Vice President and Assistant Secretary of
Hallmark Funds                   Vice President and                                     RMCI; President, Treasurer and Assistant
1250 Broadway                    Assistant Secretary                                    Secretary of RMC; Treasurer, Assistant
New York, NY 10001                                                                      Secretary and Director of RESRV since 2000;
                                                                                        Vice President RMC, RMCI and RESRV from
                                                                                        1997 to 2000.

DANIEL F. BARRY                  Controller                    Since 2004               Vice President, Fund Accounting and
Age: 58                                                                                 Administration Services, The Bank of New
Hallmark Funds                                                                          York, from 2000 to 2004; Senior Vice
1250 Broadway                                                                           President and member of the Board of
New York, NY 10001                                                                      Trustees, Daiwa Securities Trust Company
                                                                                        from 1990 to 2000.

                                        POSITIONS WITH             TERM OF OFFICE**            PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                        THE FUNDS             AND LENGTH OF SERVICE   THE LAST FIVE YEARS AND OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
AMY W. BIZAR                     Secretary                     Since 2003               Vice President and Senior Counsel, Banking
Age: 59                                                                                 and Regulatory Affairs, GE Consumer Finance
Hallmark Funds                                                                          - Americas, from 1998 to 2003.
1250 Broadway
New York, NY 10001

* MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUND AS DEFINED IN SECTION 2(a) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.
** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.
+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T. BENT III.

      Effective March 22, 2005, Messrs. Bent II, Donnelly, Stalzer, Foye and Harrington resigned from the Board of Trustees of the Trust. Effective May 12, 2005, Mr. Viklund resigned from the Board of Trustees of the Trust. These resignations were part of the Fund's efforts to comply with recently enacted rules by the Securities and Exchange Commission.

      The Trust's Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, for Shareholders by calling toll free: 1-888-823-2867.

                       FEDERAL TAX INFORMATION (UNAUDITED)

      We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the period ended March 31, 2005. Accordingly, dividends and distributions are designated as follows:

         FUND                                              DESIGNATION
         ----                                              -----------
         Hallmark International Small-Cap Fund         Long-term Capital Gain      $   33,561
         Hallmark Mid-Cap Growth Fund                  Long-term Capital Gain         144,777

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's sub-adviser. Each sub-adviser is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law. The Funds' investment adviser, RMCI, receives periodic reports from each sub-adviser to ensure that they have adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available without charge upon request on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

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

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE


1250 Broadway, New York, NY 10001-3701
888-823-2867


GENERAL INFORMATION AND BALANCE INFORMATION
888-823-2867 - www.hallmarkfunds.com


This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

HALLMARK/ANNUAL 03/05

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William Montgoris is the audit committee financial expert and is considered to be independent.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The registrant paid the following amounts to PricewaterhouseCoopers, LLP, the registrant's principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the last two fiscal years:

            2005                          2004
            ----                          ----
            $180,000                      $140,000

(b) Not applicable.

(c) Tax Fees. The registrant paid the following amounts to PricewaterhouseCoopers, LLP, the registrant's principal accountant, for the preparation of tax returns, tax consultation, research and related items for the last two fiscal years:

            2005                          2004
            ----                          ----
            $45,000                       $35,000

(d) Not applicable.

(e) Before PricewaterhouseCoopers, LLP, the registrant's principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant's Audit Committee. Due to potential time constraints between meetings, the Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

            2005                          2004
            ----                          ----
            $0                            $0

(h)  Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, an audit of the financial statements disclosed that the Funds' procedures for preparing the "Financial Highlights" were not sufficiently detailed to detect and correct errors in certain underlying calculations.

These conditions have been corrected, and the Registrant's internal controls have been revised, subsequent to year-end.

ITEM 12.   EXHIBITS.

(a) (1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Filed herewith.

(a) (2)     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Hallmark Equity Series Trust

By:         /s/ Bruce R. Bent
            ------------------
            Name:  Bruce R. Bent
            Title: Chairman and CEO

Date:  June 10, 2005


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:         /s/ Bruce R. Bent
            ------------------
            Name:  Bruce R. Bent
            Title: Chairman and CEO

Date:       June 10, 2005


By:         /s/ Arthur T. Bent III
            ----------------------
            Name:  Arthur T. Bent III
            Title: Treasurer (Principal Financial Officer)

Date:  June 10, 2005